VANGUARD(R) INSTITUTIONAL TOTAL

                             BOND MARKET INDEX FUND

                       SEMIANNUAL REPORT * JUNE 30, 2002

BOND

                                                                    [SHIP LOGOS]
                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under  our  unique  corporate  structure,  shareholders  like  you  own the
Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.
================================================================================
CONTENTS
LETTER FROM THE CHAIRMAN                                1
FUND PROFILE                                            3
GLOSSARY OF INVESTMENT TERMS                            4
PERFORMANCE SUMMARY                                     5
FINANCIAL STATEMENTS                                    6
================================================================================
SUMMARY
* Vanguard Institutional Total Bond Market Index Fund earned a total return of 1.3% during the two months since its April 26 inception.
* We expect the fund to provide returns that are very similar to those of its target index, the Lehman Brothers Aggregate Bond Index, because of both our skilled investment management and our low costs.
--------------------------------------------------------------------------------
[SHIP LOGOS]

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]
LETTER FROM THE CHAIRMAN

Dear Shareholder,
Welcome aboard! This is the first of our reports to investors in VANGUARD(R) INSTITUTIONAL TOTAL BOND MARKET INDEX FUND, which we introduced on April 26, 2002. Your investment at this early stage reflects confidence in Vanguard and in our approach to investing. We thank you for your commitment, and we pledge to continue to earn your trust.

     For the very short period from April 26 through June 30, the fund earned a total return that was slightly behind that of its benchmark index and slightly ahead of its average mutual fund peer. We present this informa-tion simply for the record; two months is far too short of a period on which to evaluate any long-term investment.
================================================================================
TOTAL RETURNS                                                 APRIL 26, 2002, TO
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL
  TOTAL BOND MARKET INDEX FUND                                              1.3%
Average Intermediate-Term
  Investment-Grade Fund*                                                    0.9
Lehman Aggregate Bond Index                                                 1.6
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

FUND PERFORMANCE AND COSTS
During the two-month period ended June 30, bonds generated positive returns, while the broad U.S. stock market declined about -8%. As noted, your fund returned 1.3% since its inception, slightly trailing the return of its index target, the Lehman Brothers Aggregate Bond Index. The slight underperformance was related to credit concerns in a few issues in the telecommunications and energy areas.

     Over the long run, we expect the fund's returns to be very close to those of its target index. Our confidence in our ability to achieve this goal is based both on the skill of our investment adviser, Vanguard Fixed Income Group, which oversees more than $200 billion in bond assets, and on our low costs. The fund's expense ratio (annualized operating expenses as a percentage of average net assets) is just 0.05%. Because the managerial, administrative, and transaction costs of all mutual funds directly reduce the returns that shareholders receive, keeping our costs low has a twofold advantage: It allows us the opportunity to tightly track our index, and it gives us a leg up on higher-cost funds.

     This advantage is due in large part to our unique corporate structure. The Vanguard Group is owned by the Vanguard funds, which, in turn, are owned by the fund's shareholders. The typical mutual fund firm is managed by a company that charges substantial fees for overseeing the fund and seeks to maximize its profits. In contrast, the Vanguard funds operate on an at-cost basis, thereby passing along economies of scale to fund shareholders.

THE VALUE OF BONDS ENDURES
I'll close this brief report by thanking you again for your investment and by offering a brief thought on the principle of diversification, which I believe is of the utmost importance to every investor, whether an individual with several thousand dollars to invest or an institution with millions of dollars. The persistent decline in the stock market makes it easy to see why the popularity of bonds has risen. But such a shift in market leadership among the asset classes is part and parcel of investing and should not be the basis for making a significant change in your portfolio. We will always believe that an investment program that contains an appropriate combination of stock, bond, and money market funds is the surest route to long-term investment success.


SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 12, 2002

FUND PROFILE                                                 AS OF JUNE 30, 2002
  FOR INSTITUTIONAL TOTAL BOND MARKET INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with an unmanaged index. Key terms are defined on page 4.

================================================================================
FINANCIAL ATTRIBUTES

                                                    LEHMAN
                                    FUND            INDEX*
----------------------------------------------------------
Number of Issues                     436             6,873
Yield                               5.8%              5.3%
Yield to Maturity                   6.0%              5.3%
Average Coupon                      7.0%              6.4%
Average Maturity               7.7 years         7.8 years
Average Quality                      Aa3               Aaa
Average Duration               5.9 years         4.3 years
Expense Ratio                    0.05%**                --
Cash Investments                    1.0%                --
----------------------------------------------------------
================================================================================
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency^                          63.5%
Aaa                                        3.5
Aa                                         6.1
A                                         13.1
Baa                                       13.8
Ba                                         0.0
B                                          0.0
Not Rated                                  0.0
-----------------------------------------------
Total                                    100.0%
================================================================================
INVESTMENT FOCUS
CREDIT QUALITY - TREASURY/AGENCY
AVERAGE MATURITY - MEDIUM
================================================================================
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                         0.8%
1-5 Years                           40.9
5-10 Years                          44.6
10-20 Years                          5.8
20-30 Years                          7.0
Over 30 Years                        0.9
-----------------------------------------
Total                              100.0%
================================================================================
DISTRIBUTION BY ISSUER (% OF PORTFOLIO)
-----------------------------------------
Asset-Backed                         3.1%
Commercial Mortgage-Backed           0.4
Finance                             13.8
Foreign                              0.9
Government Mortgage-Backed          36.6
Industrial                          15.2
Treasury/Agency                     26.9
Utilities                            3.1
-----------------------------------------
Total                              100.0%
================================================================================
*Lehman Aggregate Bond Index.
**Annualized.
 ^Includes government mortgage-backed bonds.

                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

GLOSSARY OF INVESTMENT TERMS
AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates. (degree) Performance Summary As of June 30, 2002
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                          AS OF JUNE 30, 2002
All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
================================================================================
INSTITUTIONAL TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) APRIL 26, 2002-JUNE 30, 2002
--------------------------------------------------------------------------------
                             INSTITUTIONAL TOTAL
                            BOND MARKET INDEX FUND                       LEHMAN*

             FISCAL        CAPITAL      INCOME      TOTAL                 TOTAL
             PERIOD         RETURN      RETURN     RETURN                RETURN
--------------------------------------------------------------------------------
             2002**           0.4%        0.9%       1.3%                   1.6%
--------------------------------------------------------------------------------
 *Lehman Aggregate Bond Index.
**Returns since inception on April 26, 2002.
Note: See Financial Highlights table on page 19 for dividend information.

================================================================================
TOTAL RETURNS FOR PERIOD ENDED JUNE 30, 2002

                                                         SINCE INCEPTION
                                              ----------------------------------
                                         INCEPTION DATE  CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
INSTITUTIONAL TOTAL BOND MARKET INDEX FUND    4/26/2002    0.36%   0.98%   1.34%
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
    JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of the fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
INSTITUTIONAL TOTAL BOND                                         MATURITY         AMOUNT      VALUE*
MARKET INDEX FUND                      COUPON                        DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (63.0%)
----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES (21.7%)
U.S. Treasury Bond                     10.75%                   2/15/2003            160         169
U.S. Treasury Bond                     10.75%                   5/15/2003            450         485
U.S. Treasury Bond                    11.125%                   8/15/2003          1,460       1,605
U.S. Treasury Bond                    11.875%                  11/15/2003          7,380       8,321
U.S. Treasury Bond                      5.50%                   5/15/2009          4,650       4,921
U.S. Treasury Bond                    10.375%                  11/15/2009          1,530       1,777
U.S. Treasury Bond                     10.00%                   5/15/2010            270         317
U.S. Treasury Bond                      7.50%                  11/15/2016            450         542
U.S. Treasury Bond                     8.875%                   8/15/2017            315         425
U.S. Treasury Bond                     8.125%                   8/15/2019          1,530       1,960
U.S. Treasury Bond                      8.75%                   5/15/2020            540         732
U.S. Treasury Bond                     7.875%                   2/15/2021            990       1,246
U.S. Treasury Bond                     8.125%                   8/15/2021          1,800       2,323
U.S. Treasury Bond                      8.00%                  11/15/2021          8,080      10,334
U.S. Treasury Bond                     7.625%                  11/15/2022          1,620       2,005
U.S. Treasury Bond                      7.50%                  11/15/2024            360         443
U.S. Treasury Bond                      6.75%                   8/15/2026          1,530       1,742
U.S. Treasury Bond                     6.625%                   2/15/2027          3,030       3,402
U.S. Treasury Bond                     6.375%                   8/15/2027          1,300       1,418
U.S. Treasury Note                     4.625%                   2/28/2003            900         917
U.S. Treasury Note                      5.75%                   8/15/2003         12,050      12,537
U.S. Treasury Note                     3.375%                   4/30/2004         10,550      10,664
U.S. Treasury Note                     7.875%                  11/15/2004            150         166
U.S. Treasury Note                     6.125%                   8/15/2007          1,400       1,526
U.S. Treasury Note                     5.625%                   5/15/2008          8,740       9,331
----------------------------------------------------------------------------------------------------

====================================================================================================
                                                                                   FACE      MARKET
                                                                 MATURITY         AMOUNT      VALUE*
                                       COUPON                        DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
U.S. Treasury Note                      6.00%                   8/15/2009            450         489
U.S. Treasury Note                      6.50%                   2/15/2010            375         419
U.S. Treasury Note                      5.75%                   8/15/2010         11,775      12,600
Private Export Funding Corp.
  (U.S. Government Guaranteed)          7.20%                   1/15/2010            325         367
                                                                                          ----------
                                                                                              93,183
                                                                                          ----------
AGENCY BONDS AND NOTES (5.0%)
Federal Farm Credit Bank                4.80%                   11/6/2003            325         334
Federal Home Loan Bank                 5.675%                   8/18/2003            550         570
Federal Home Loan Bank                 5.575%                    9/2/2003            625         648
Federal Home Loan Bank                  6.50%                   8/15/2007          2,450       2,671
Federal Home Loan Bank                 5.865%                    9/2/2008            550         581
Federal Home Loan Bank                  5.88%                  11/25/2008            175         179
Federal Home Loan Bank                 7.625%                   5/14/2010            800         926
Federal Home Loan Mortgage Corp.       6.875%                   1/15/2005            750         812
Federal Home Loan Mortgage Corp.        7.00%                   7/15/2005          1,625       1,776
Federal Home Loan Mortgage Corp.       6.875%                   9/15/2010          2,150       2,386
Federal National Mortgage Assn          5.75%                   4/15/2003            325         334
Federal National Mortgage Assn          5.91%                   8/25/2003            175         182
Federal National Mortgage Assn          5.50%                   2/15/2006            800         840
Federal National Mortgage Assn          6.40%                   5/14/2009            675         701
Federal National Mortgage Assn          6.25%                    2/1/2011            225         235
Federal National Mortgage Assn          5.50%                   3/15/2011          2,275       2,307
Federal National Mortgage Assn          7.25%                   5/15/2030          1,000       1,141
Federal National Mortgage Assn         6.625%                  11/15/2030          2,775       2,939
Tennessee Valley Auth                  5.375%                  11/13/2008            325         334
Tennessee Valley Auth                  7.125%                    5/1/2030          1,350       1,505
                                                                                          ----------
                                                                                              21,401
                                                                                          ----------
MORTGAGE-BACKED SECURITIES (36.3%)
Federal Home Loan Mortgage Corp.        5.50%        12/1/2005--12/1/2028(1)       5,250       5,301
Federal Home Loan Mortgage Corp.        6.00%          1/1/2006--5/1/2032(1)      21,909      22,113
Federal Home Loan Mortgage Corp.        6.50%          2/1/2005--6/1/2032(1)      16,208      16,674
Federal Home Loan Mortgage Corp.        7.00%          2/1/2004--6/1/2032(1)      14,843      15,438
Federal Home Loan Mortgage Corp.        7.50%        10/1/2012--10/1/2030(1)       2,278       2,408
Federal Home Loan Mortgage Corp.        8.00%         7/1/2012--11/1/2031(1)         902         963
Federal Home Loan Mortgage Corp.        8.50%          6/1/2025--5/1/2030(1)         140         151
Federal Home Loan Mortgage Corp.        9.00%          2/1/2025--9/1/2030(1)         100         108
Federal Home Loan Mortgage Corp.        9.50%                    2/1/2025(1)          18          20
Federal National Mortgage Assn          5.50%         12/1/2016--1/1/2032(1)       2,776       2,776
Federal National Mortgage Assn          6.00%         10/1/2008--3/1/2032(1)      11,381      11,517
Federal National Mortgage Assn          6.50%          1/1/2012--4/1/2032(1)      28,326      29,001
Federal National Mortgage Assn          7.00%         6/1/2015--12/1/2031(1)       6,528       6,806
Federal National Mortgage Assn          7.50%         11/1/2011--4/1/2031(1)       5,846       6,149
Federal National Mortgage Assn          8.00%         12/1/2029--6/1/2031(1)       2,168       2,306
Federal National Mortgage Assn          8.50%          4/1/2030--4/1/2031(1)         719         768
Federal National Mortgage Assn          9.00%                    8/1/2030(1)          37          39
Federal National Mortgage Assn          9.50%                   11/1/2025(1)          42          46
Government National Mortgage Assn       5.50%                   2/15/2017(1)          89          90
Government National Mortgage Assn       6.00%        9/15/2013--1/15/2032(1)       4,191       4,216
Government National Mortgage Assn       6.50%        5/15/2013--4/15/2032(1)      12,265      12,587
Government National Mortgage Assn       7.00%      11/15/2016--11/15/2031(1)       8,147       8,499
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                   FACE      MARKET
INSTITUTIONAL TOTAL BOND                                         MATURITY         AMOUNT      VALUE*
MARKET INDEX FUND                      COUPON                        DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
Government National Mortgage Assn       7.50%       5/15/2023--10/15/2031(1)       3,837       4,063
Government National Mortgage Assn       8.00%       7/15/2025--11/15/2030(1)       2,295       2,451
Government National Mortgage Assn       8.50%       12/15/2024--7/15/2030(1)         738         791
Government National Mortgage Assn       9.00%        5/15/2025--9/15/2030(1)         372         399
Government National Mortgage Assn       9.50%                  11/15/2017(1)          55          61
                                                                                          ----------
                                                                                             155,741
                                                                                          ----------
----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $268,571)                                                                              270,325
----------------------------------------------------------------------------------------------------
CORPORATE BONDS (35.2%)
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.1%)
American Express Credit Card Master Tr  6.40%                   4/15/2005(1)         175         177
California Infrastructure & Econ
  Dev. Bank Special Purpose Trust PG&E  6.31%                   9/25/2008(1)         100         106
California Infrastructure & Econ. Dev.
  Bank Special Purpose Trust            6.38%                   9/25/2008(1)       2,450       2,609
California Infrastructure & Econ. Dev.
  Bank Special Purpose Trust            6.42%                   9/25/2008(1)         500         531
Capital Auto Receivables Asset Trust    4.16%                   7/16/2007(1)         125         126
Capital One Auto Finance Trust          4.88%                   9/15/2008(1)       1,175       1,204
Capital One Master Trust                4.60%                   8/17/2009(1)         350         348
Chase Manhattan Auto Owner Trust        4.24%                   9/15/2008(1)         250         252
Citibank Credit Card Master Trust       4.95%                    2/9/2009(1)         450         456
CIT RV Trust                            5.96%                   4/15/2011(1)         150         152
Ford Credit Auto Owner Trust            4.36%                   8/15/2006(1)       2,000       1,980
Harley-Davidson Motorcycle Trust        4.50%                   1/15/2010(1)         150         153
Honda Auto Lease Trust                  6.65%                   7/15/2005(1)          38          39
Honda Auto Receivables Owner Trust      4.22%                   4/15/2007(1)         325         329
MBNA Master Credit Card Trust           4.95%                   6/15/2009(1)         450         458
Nissan Auto Receivables                 4.60%                   9/15/2005(1)         275         279
PECO Energy Transition Trust            5.63%                    3/1/2005(1)         177         180
PECO Energy Transition Trust            5.80%                    3/1/2009(1)       2,000       2,096
PECO Energy Transition Trust            6.05%                    3/1/2009(1)         275         291
PP&L Transition Bond Co. LLC            6.96%                  12/26/2007(1)         100         109
Providian Master Trust                  6.60%                   4/16/2007(1)         125         126
PSE&G Transition Funding LLC            6.89%                  12/15/2017(1)         200         216
Toyota Auto Receivables Owner Trust     4.00%                   7/15/2008(1)         100         100
Washington Mutual Mortgage
  Pass-Through Certificate             5.435%                   2/25/2032(1)         175         178
Washington Mutual Mortgage
  Pass-Through Certificate              5.55%                   3/25/2032(1)         175         179
Washington Mutual Mortgage
  Pass-Through Certificate             5.598%                   4/25/2032(1)         350         358
World Omni Auto                         3.79%                  11/20/2005(1)         175         177
                                                                                          ----------
                                                                                              13,209
                                                                                          ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
Bank of America Corp. Mortgage
  Securities Mortgage Certificates     4.654%                   7/25/2032(1)         600         601
Bear Stearns Commercial
  Mortgage Securities Inc.              5.61%                  11/15/2033(1)         150         150
Countrywide Home Loan                  4.633%                   9/20/2032(1)         900         899
                                                                                          ----------
                                                                                               1,650
                                                                                          ----------
----------------------------------------------------------------------------------------------------

8

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
                                                                 MATURITY         AMOUNT      VALUE*
                                       COUPON                        DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
FINANCE (13.6%)
  BANKING (5.4%)
  Abbey National PLC                    7.95%                  10/26/2029            275         314
  Associates Corp.                      6.20%                   5/16/2005          1,000       1,035
  Bank of America Corp.                6.625%                   6/15/2004            100         106
  Bank of America Corp.                7.125%                   9/15/2006          2,500       2,743
  Bank One Corp.                       7.625%                    8/1/2005          1,750       1,889
  Bank One Corp.                       7.875%                    8/1/2010            300         339
  Barclays Bank PLC                     8.55%                   6/15/2011(2)         300         345
  Barclays Bank PLC                    7.375%                  12/15/2011(2)         275         295
  BBVA-Bancomer Capital Trust I        10.50%                   2/16/2011(2)         500         535
  The Chase Manhattan Corp.             6.00%                   11/1/2005            150         156
  Citicorp Capital II                  8.015%                   2/15/2027            100         107
  Citicorp Lease A                      8.04%                  12/15/2019(2)         225         246
  Citigroup Global                      6.75%                   12/1/2005          2,850       3,052
  Citigroup Inc.                       4.125%                   6/30/2005            475         478
  Citigroup Inc.                        5.50%                    8/9/2006            450         466
  Citigroup Inc.                        6.00%                   2/21/2012            150         151
  CoreStates Capital Corp.             6.625%                   3/15/2005          1,000       1,049
  CoreStates Capital Corp.              8.00%                  12/15/2026(2)         525         536
  Credit Suisse First Boston USA        5.75%                   4/15/2007          1,675       1,716
  ING Capital Funding Trust III        8.439%                  12/31/2010            575         641
  JP Morgan Chase & Co.                 5.25%                   5/30/2007            200         201
  Mellon Capital II                    7.995%                   1/15/2027            500         524
  National City Corp.                   7.20%                   5/15/2005            100         107
  NationsBank Corp.                    6.375%                   2/15/2008            500         528
  PNC Funding Corp.                     7.95%                  12/15/2026(2)         125         127
  Regions Financial Corp.              6.375%                   5/15/2012            875         898
  Royal Bank of Scotland PLC           7.648%                   9/30/2031            275         285
  Standard Chartered Bank               8.00%                   5/30/2031(2)         575         600
  SunTrust Capital                      7.90%                   6/15/2027            200         211
  Swiss Bank Corp.                     7.375%                   7/15/2015            175         193
  Synovus Financial Corp.               7.25%                  12/15/2005            175         188
  UBS Preferred Funding Trust I        8.622%                   10/1/2010            575         653
  Union Planters Corp.                  7.75%                    3/1/2011            275         297
  US Bancorp                           6.875%                   12/1/2004            275         297
  Wachovia Corp.                        4.95%                   11/1/2006            325         330
  Washington Mutual Bank               6.875%                   6/15/2011            450         468
  Wells Fargo & Co.                     4.25%                   8/15/2003            225         230
  Wells Fargo & Co.                     6.25%                   4/15/2008            915         976

  BROKERAGE (1.8%)
  Lehman Brothers Holdings Inc.         6.25%                    4/1/2003            275         282
  Lehman Brothers Holdings Inc.         7.75%                   1/15/2005          2,350       2,561
  Lehman Brothers Holdings Inc.         6.25%                   5/15/2006            900         941
  Merrill Lynch & Co., Inc.             5.88%                   1/15/2004            175         181
  Morgan Stanley, Dean Witter
    Discover & Co.                     5.625%                   1/20/2004            150         156
  Morgan Stanley, Dean Witter
    Discover & Co.                      6.10%                   4/15/2006          2,225       2,323
  Morgan Stanley, Dean Witter
    Discover & Co.                      7.25%                    4/1/2032            100         102
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
INSTITUTIONAL TOTAL BOND                                         MATURITY         AMOUNT      VALUE*
MARKET INDEX FUND                        COUPON                      DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
  Salomon Smith Barney Holdings Inc.     5.875%                 3/15/2006            275         288
  Spear, Leeds & Kellogg, LP              8.25%                 8/15/2005(2)         450         498
  Waddell & Reed Financial                7.50%                 1/18/2006            400         422

  FINANCE COMPANIES (4.4%)
  Boeing Capital Corp.                    6.50%                 2/15/2012            850         891
  British Aerospace                      7.156%                 7/18/2008(2)         125         131
  Capital One Bank                       6.875%                  2/1/2006          2,075       2,103
  Capital One Financial                   8.75%                  2/1/2007            175         177
  CIT Group Holdings                     7.375%                  4/2/2007            750         754
  Countrywide Home Loan                   5.50%                  8/1/2006            550         559
  Countrywide Home Loan                   5.50%                  2/1/2007            450         456
  Countrywide Home Loan                  5.625%                 5/15/2007            300         306
  Ford Motor Credit Co.                   7.60%                  8/1/2005            500         524
  Ford Motor Credit Co.                  6.875%                  2/1/2006          3,000       3,066
  General Electric Capital Corp.         7.375%                 1/19/2010            750         817
  General Motors Acceptance Corp.         6.85%                 6/17/2004            200         209
  General Motors Acceptance Corp.         5.25%                 5/16/2005            250         252
  General Motors Acceptance Corp.        6.125%                 9/15/2006          1,500       1,523
  General Motors Acceptance Corp.         7.75%                 1/19/2010          1,725       1,807
  General Motors Acceptance Corp.         7.00%                  2/1/2012            400         399
  Household Finance Corp.                 6.50%                 1/24/2006          1,675       1,729
  Household Finance Corp.                 5.75%                 1/30/2007            350         347
  Household Finance Corp.                6.375%                10/15/2011            225         216
  Household Finance Corp.                 7.00%                 5/15/2012            200         200
  Household Finance Corp.                7.625%                 5/17/2032            175         173
  International Lease Finance Corp.      5.625%                  6/1/2007            475         481
  MBNA America Bank NA                    7.75%                 9/15/2005            350         377
  Residential Asset Securities Corp.     4.988%                 2/25/2027            450         459
  Sears, Roebuck & Co. Acceptance Corp.  6.125%                 1/15/2006            100         103
  Tyco Capital                            6.50%                  2/7/2006            100          98
  USA Education Inc.                     5.625%                 4/10/2007            575         602
  Washington Mutual Finance Corp.         6.25%                 5/15/2006            325         338

  INSURANCE (1.3%)
  Ace Ltd.                                6.00%                  4/1/2007            300         309
  AIG                                     6.90%                 3/15/2032(2)         340         350
  Allstate Corp.                          7.20%                 12/1/2009            875         951
  American General Capital II             8.50%                  7/1/2030            150         177
  AXA SA                                  8.60%                12/15/2030            475         542
  John Hancock Global Funding II         5.625%                 6/27/2006(2)         400         411
  Jackson National Life Insurance Co.     5.25%                 3/15/2007(2)         400         407
  Jackson National Life Insurance Co.    6.125%                 5/30/2012(2)         600         605
  Marsh & McLennan Companies Inc.         6.25%                 3/15/2012(2)         600         618
  Metlife Inc.                            5.25%                 12/1/2006            125         127
  Monumental Global Funding II            6.05%                 1/19/2006(2)         275         289
  Nationwide Financial Services           5.90%                  7/1/2012             75          74
  Nationwide Life Global Fund             5.35%                 2/15/2007(2)         225         229
  Principal Life Global Funding I        6.125%                  3/1/2006(2)         150         156
  St. Paul Companies Inc.                 5.75%                 3/15/2007            125         126
----------------------------------------------------------------------------------------------------

10

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
                                                                 MATURITY         AMOUNT      VALUE*
                                       COUPON                        DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS (0.7%)
  Centerpoint Properties                7.90%                   1/15/2003            150         154
  Duke-Weeks Realty                     6.95%                   3/15/2011            600         619
  Equity Residential Properties Trust  6.625%                   3/15/2012            150         152
  Mack-Cali Realty                      7.00%                   3/15/2004          1,275       1,332
  New Plan Excel Realty Trust          5.875%                   6/15/2007            100         100
  Simon Property Group LP              6.375%                  11/15/2007            400         410
  Summit Properties Inc.                6.95%                   8/15/2004            175         182
  Susa Partnership LP                   7.00%                   12/1/2007            100         108
                                                                                          ----------
                                                                                              58,591
                                                                                          ----------
INDUSTRIAL (15.1%)
  BASIC INDUSTRY (1.1%)
  Celulosa Arauco Constitution SA      8.625%                   8/15/2010            150         163
  Domtar Inc.                          7.875%                  10/15/2011            450         489
  Dow Chemical Co.                     6.125%                    2/1/2011            475         481
  Dow Chemical Co.                     7.375%                   11/1/2029            100         106
  Eastman Chemical Co.                 6.375%                   1/15/2004            150         156
  Eastman Chemical Co.                  7.25%                   1/15/2024            100         100
  Eastman Chemical Co.                  7.00%                   4/15/2012            425         446
  Eastman Chemical Co.                  7.60%                    2/1/2027            150         156
  Noranda Forest                        7.50%                   7/15/2003            100         103
  Potash Corp. of Saskatchewan          7.75%                   5/31/2011            125         139
  Praxair, Inc.                         6.90%                   11/1/2006            125         135
  Rohm & Haas Co.                       6.95%                   7/15/2004            100         106
  Sappi Papier Holding AG               6.75%                   6/15/2012(2)         100         102
  Sappi Papier Holding AG               7.50%                   6/15/2032(2)         100         102
  Union Carbide Corp.                   7.75%                   10/1/2096            100          90
  Weyerhaeuser Co.                      5.50%                   3/15/2005(2)       1,450       1,477
  Weyerhaeuser Co.                     7.375%                   3/15/2032(2)         175         178

  CAPITAL GOODS (1.1%)
  Bae Systems Holdings Inc.             6.40%                  12/15/2011(2)         225         230
  The Boeing Co.                        8.75%                   8/15/2021            150         183
  Bombardier Capital Corp.             6.125%                   6/29/2006(2)       1,225       1,257
  Caterpillar, Inc.                    7.375%                    3/1/2097            300         314
  CRH Capital Inc.                      6.95%                   3/15/2012            150         157
  Ingersoll-Rand Co.                    6.25%                   5/15/2006            150         156
  Kennametal Inc.                       7.20%                   6/15/2012            100          99
  Lockheed Martin Corp.                 8.50%                   12/1/2029            200         238
  Masco Corp.                           6.75%                   3/15/2006          1,300       1,369
  Republic Service Inc.                7.125%                   5/15/2009            225         236
  Textron Inc.                          6.50%                    6/1/2012            100         103
  United Technologies Corp.            4.875%                   11/1/2006            325         327

  COMMUNICATION (3.9%)
  AT&T Corp.                            6.50%                  11/15/2006(2)       1,635       1,431
  AT&T Corp.                            7.30%                  11/15/2011(2)         200         172
  AT&T Corp.                            8.00%                  11/15/2031(2)         625         481
  AT&T Wireless Services Inc.           7.35%                    3/1/2006            500         416
  AT&T Wireless Services Inc.          7.875%                    3/1/2011            150         123
  AT&T Wireless Services Inc.          8.125%                    5/1/2012            225         185
  AT&T Wireless Services Inc.           8.75%                    3/1/2031            175         136
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
INSTITUTIONAL TOTAL BOND                                         MATURITY         AMOUNT      VALUE*
MARKET INDEX FUND                        COUPON                      DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
  British Telecommunications PLC         7.875%                12/15/2005            150         161
  British Telecommunications PLC         8.875%                12/15/2030            100         108
  China Telecom                          7.875%                 11/2/2004            375         405
  Cingular Wireless                       6.50%                12/15/2011(2)         550         514
  Clear Channel Communications            7.25%                 9/15/2003            550         563
  Clear Channel Communications           7.875%                 6/15/2005          1,000       1,043
  Comcast Cable Communication            6.375%                 1/30/2006            350         338
  Comcast Cable Communication             6.75%                 1/30/2011            400         358
  Comcast Cable Communication            8.875%                  5/1/2017            200         203
  Cox Enterprises                        7.875%                 9/15/2010(2)         575         544
  Grupo Televisa SA                      8.625%                  8/8/2005            375         394
  GTE Corp.                               8.75%                 11/1/2021            100         115
  GTE South Inc.                         6.125%                 6/15/2007            125         129
  Intel Telecom Satellite                7.625%                 4/15/2012(2)         100         102
  Koninklijke KPN NV                      8.00%                 10/1/2010            100         102
  Koninklijke KPN NV                     8.375%                 10/1/2030            425         421
  NCP                                     8.25%                10/17/2096            200         180
  New England Telephone & Telegraph Co.  7.875%                11/15/2029            100         106
  News America Holdings Inc.              8.00%                10/17/2016            250         257
  New York Telephone Co.                  7.25%                 2/15/2024            100          97
  PCCW Hong Kong Capital Ltd.             7.75%                11/15/2011(2)         275         280
  Pearson PLC                             7.00%                 6/15/2011(2)         175         181
  Qwest Communications International Inc 8.875%                 3/15/2012(2)         275         245
  Qwest Corp.                            7.625%                  6/9/2003            225         207
  Scholastic Corp.                        5.75%                 1/15/2007            100         101
  Shaw Communications Inc.                7.20%                12/15/2011            325         316
  Southwestern Bell Telephone Co.         7.25%                 7/15/2025            175         177
  Sprint Capital Corp.                   7.625%                 1/30/2011            225         187
  Sprint Capital Corp.                    8.75%                 3/15/2032            500         380
  TCI Communications Inc.                 8.75%                  8/1/2015            175         182
  Telecomunicaciones de Puerto Rico       6.65%                 5/15/2006            125         125
  Telefonos de Mexico, SA                 8.25%                 1/26/2006          2,050       2,172
  Telus Corp.                             7.50%                  6/1/2007            375         359
  Telus Corp.                             8.00%                  6/1/2011            325         283
  TPSA Finance BV                         7.75%                12/10/2008(2)         100          96
  Verizon Global Funding Corp.            6.75%                 12/1/2005            325         345
  Verizon New Jersey Inc.                5.875%                 1/17/2012            825         793
  Verizon New York Inc.                  6.875%                  4/1/2012            175         177
  Verizon New York Inc.                  7.375%                  4/1/2032            175         169
  Verizon Wireless Inc.                  5.375%                12/15/2006(2)         400         373
  Vodafone AirTouch PLC                  7.625%                 2/15/2005            325         350
  Vodafone AirTouch PLC                  7.875%                 2/15/2030            125         135

  CONSUMER CYCLICAL (2.3%)
  AOL Time Warner                        5.625%                  5/1/2005            450         437
  AOL Time Warner                         6.15%                  5/1/2007            450         430
  AOL Time Warner                        7.625%                 4/15/2031            200         177
  Auburn Hills                          12.375%                  5/1/2020            100         144
  Cendant Corp.                          6.875%                 8/15/2006          1,400       1,395
  Cia. Brasil de Bebidas                 10.50%                12/15/2011(2)         225         162
  Costco Wholesale Corp.                  5.50%                 3/15/2007            125         129
  Dayton Hudson Corp.                     6.65%                  8/1/2028            100          98
----------------------------------------------------------------------------------------------------

12

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
                                                                 MATURITY         AMOUNT      VALUE*
                                         COUPON                      DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
  Federated Dept. Stores                 6.625%                  9/1/2008            225         235
  Ford Capital BV                         9.50%                  6/1/2010            225         257
  Ford Motor Co.                          9.98%                 2/15/2047            900       1,047
  Harrahs Operating Co. Inc.             7.125%                  6/1/2007            175         184
  Liberty Media Corp.                     8.25%                  2/1/2030            150         143
  May Department Stores Co.               9.75%                 2/15/2021            600         745
  Pulte Homes Inc.                       7.875%                  8/1/2011            125         132
  Pulte Homes Inc.                       7.875%                 6/15/2032            125         125
  Target Corp.                            5.40%                 10/1/2008            500         503
  Target Corp.                            7.00%                 7/15/2031            200         206
  Time Warner Entertainment              8.375%                 3/15/2023            100          99
  Time Warner Inc.                       7.975%                 8/15/2004            225         232
  Toys R Us                              6.875%                  8/1/2006          1,275       1,261
  Toys R Us                              7.625%                  8/1/2011            100          96
  Viacom Inc.                             7.75%                  6/1/2005            225         245
  Wal-Mart Stores                        4.375%                  8/1/2003            300         306
  Wal-Mart Stores                         5.58%                  5/1/2006(2)         400         416
  Wal-Mart Stores                         7.55%                 2/15/2030            275         312
  WFS Financial Owner Trust               4.50%                 2/20/2010            250         252

  CONSUMER NONCYCLICAL (2.3%)
  Anheuser-Busch Cos., Inc.              7.125%                  7/1/2017            650         673
  Apogent Technologies Inc.               8.00%                  4/1/2011            425         466
  Bristol-Myers Squibb                    5.75%                 10/1/2011            150         149
  Campbell Soup Co.                       6.75%                 2/15/2011            500         529
  C.R. Bard, Inc.                         6.70%                 12/1/2026            625         659
  Delhaize America Inc.                  7.375%                 4/15/2006          1,000       1,040
  Delhaize America Inc.                   9.00%                 4/15/2031            175         188
  Grand Metropolitan Investment Corp.     9.00%                 8/15/2011            400         486
  International Flavors & Fragrances      6.45%                 5/15/2006            150         155
  Kellogg Co.                             6.00%                  4/1/2006          1,350       1,409
  Kellogg Co.                             7.45%                  4/1/2031            100         109
  Kraft Foods Inc.                       4.625%                 11/1/2006            925         922
  Kraft Foods Inc.                       5.625%                 11/1/2011            150         148
  Kraft Foods Inc.                        6.50%                 11/1/2031            300         292
  Kroger Co.                             7.625%                 9/15/2006            100         109
  Kroger Co.                              8.00%                 9/15/2029            100         109
  Newell Rubbermaid Inc.                  6.00%                 3/15/2007            125         129
  Pharmacia Corp.                         5.75%                 12/1/2005            175         183
  Philip Morris Cos., Inc.                7.00%                 7/15/2005          1,000       1,065
  Quest Diagnostic Inc.                   6.75%                 7/12/2006            125         131
  Quest Diagnostic Inc.                   7.50%                 7/12/2011            100         108
  RJ Reynolds Tobacco Holdings Inc.       6.50%                  6/1/2007            125         127
  RJ Reynolds Tobacco Holdings Inc.       7.25%                  6/1/2012            100         100
  Safeway Inc.                            6.85%                 9/15/2004            175         185
  Tenet Healthcare Corp.                 5.375%                11/15/2006            175         175
  Tenet Healthcare Corp.                 6.875%                11/15/2031            175         166
  Wellpoint Health Network               6.375%                 1/15/2012            125         128

  ENERGY (2.0%)
  Amerada Hess Corp.                      5.30%                 8/15/2004          1,950       2,010
  Amerada Hess Corp.                      5.90%                 8/15/2006            225         233
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
INSTITUTIONAL TOTAL BOND                                         MATURITY         AMOUNT      VALUE*
MARKET INDEX FUND                        COUPON                      DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
  Amerada Hess Corp.                      7.30%                 8/15/2031            250         256
  Burlington Resources Inc.               6.50%                 12/1/2011(2)         400         412
  Burlington Resources Inc.               7.40%                 12/1/2031(2)         275         293
  Devon Financing Corp.                  6.875%                 9/30/2011            300         312
  Devon Financing Corp.                  7.875%                 9/30/2031            500         533
  LG Caltex Oil Corp.                     7.75%                 7/25/2011(2)         200         219
  Marathon Oil Corp.                     5.375%                  6/1/2007            125         126
  Marathon Oil Corp.                     6.125%                 3/15/2012            625         619
  Marathon Oil Corp.                      6.80%                 3/15/2032            150         144
  Noble Drilling Corp.                    7.50%                 3/15/2019            525         513
  Pancanadian Energy Corp.                7.20%                 11/1/2031            250         245
  Petro-Canada                            9.25%                10/15/2021            225         271
  Petro Geo-Services                      7.50%                 3/31/2007            150         126
  Petro Geo-Services                     6.625%                 3/30/2008            100          77
  Petronas Capital Ltd.                   7.00%                 5/22/2012(2)         150         151
  Petronas Capital Ltd.                  7.875%                 5/22/2022(2)         250         248
  Phillips Petroleum Co.                  8.50%                 5/25/2005          1,000       1,118
  Schlumberger Technology Corp.           6.50%                 4/15/2012(2)         400         414
  Suncor Energy Inc.                      7.15%                  2/1/2032            125         124
  Texaco Capital Corp.                   8.875%                  9/1/2021            175         218
  Valero Energy Corp.                    6.875%                 4/15/2012            125         128

  TECHNOLOGY (0.5%)
  Computer Sciences Corp.                 6.75%                 6/15/2006             75          79
  First Data Corp.                        4.70%                 11/1/2006          1,000         998
  First Data Corp.                       5.625%                 11/1/2011            300         297
  International Business Machines Corp.   7.00%                10/30/2025            400         408
  International Business Machines Corp.  7.125%                 12/1/2096            125         124
  Texas Instruments Inc.                 6.125%                  2/1/2006            100         103

  TRANSPORTATION (1.8%)
  American Airlines Inc.
    Pass-Through Certificates            7.024%                10/15/2009            975         994
  Burlington Northern Santa Fe Corp.     6.375%                12/15/2005          1,000       1,051
  Burlington Northern Sante Fe Corp.      7.25%                  8/1/2097            350         347
  Canadian National Railway Co.           6.80%                 7/15/2018            375         378
  Canadian Pacific Rail                   6.25%                10/15/2011            225         231
  Conrail Corp.                           9.75%                 6/15/2020            300         374
  Continental Airlines, Inc.
    (Equipment Trust Certificates)       6.648%                 3/15/2019            125         122
  Delta Air Lines, Inc.
    Pass-Through Certificates            7.111%                 9/18/2011            175         181
  ERAC USA Finance Co.                    7.35%                 6/15/2008(2)         825         878
  FedEx Corp.                            6.875%                 2/15/2006            125         132
  Hertz Corp.                             7.40%                  3/1/2011            225         221
  Hertz Corp.                            7.625%                  6/1/2012            125         124
  Norfolk Southern Corp.                 8.375%                 5/15/2005          1,225       1,327
  NorthWest Airlines, Inc.
    Pass-Through Certificates            6.841%                  4/1/2011            100         100
  Southwest Airlines Co.                  6.50%                  3/1/2012            100         103
  US Airways Pass-Through Trust           8.11%                 2/20/2017            825         866
  United Air Lines                       7.032%                 10/1/2010            350         337
----------------------------------------------------------------------------------------------------

14

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
                                                                 MATURITY         AMOUNT      VALUE*
                                         COUPON                      DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
  OTHER (0.1%)
  Black & Decker Corp.                    7.50%                  4/1/2003            275         284
  Steelcase Inc.                         6.375%                11/15/2006            125         125
                                                                                          ----------
                                                                                              64,597
                                                                                          ----------
UTILITIES (3.1%)
  ELECTRIC (2.2%)
  AEP Resources Inc.                      6.50%                 12/1/2003(2)         450         465
  American Electric Power                6.125%                 5/15/2006            150         152
  Arizona Public Service Co.              7.25%                  8/1/2023            700         667
  Consolidated Edison Inc.               6.625%                12/15/2005          1,475       1,572
  Dominion Fiber Ventures, LLC            7.05%                 3/15/2005(2)         200         193
  Dominion Resources Capital Trust III    8.40%                 1/15/2031            125         131
  Dominion Resources Inc.                3.875%                 1/15/2004            275         274
  Duke Capital Corp.                      6.75%                 2/15/2032            175         165
  Edison Mission                         9.875%                 4/15/2011             75          74
  Energy East Corp.                       6.75%                 6/15/2012            100         102
  HGI Transelec Chile SA                 7.875%                 4/15/2011            225         237
  Israel Electric Corp. Ltd.              7.75%                  3/1/2009(2)         225         232
  MidAmerican Energy Co.                  6.75%                12/30/2031            175         167
  NRG Energy, Inc.                       8.625%                  4/1/2031            375         289
  NRG Northeast Generating               9.292%                12/15/2024            225         202
  PacificCorp                             6.90%                11/15/2011            275         291
  Pinnacle West Capital Corp.             4.50%                  2/9/2004(2)         200         201
  PPL Capital Funding                     7.75%                 4/15/2005          1,075       1,087
  Progress Energy Inc.                    6.75%                  3/1/2006            225         237
  PSEG Power                             6.875%                 4/15/2006            225         234
  Reliant Energy Resources               8.125%                 7/15/2005            225         198
  Reliant Energy Resources                7.75%                 2/15/2011            300         262
  SCANA Corp.                             6.25%                  2/1/2012            400         412
  Teco Energy Inc.                        7.00%                  5/1/2012            450         470
  Texas Utilities Co.                    6.375%                 6/15/2006            550         562
  Virginia Electric & Power Co.          5.375%                  2/1/2007            125         126
  Virginia Electric & Power Co.           6.75%                 10/1/2023            175         166

  NATURAL GAS (0.9%)
  Coastal Corp.                           6.50%                  6/1/2008            575         553
  Coastal Corp.                           7.42%                 2/15/2037            200         173
  Consolidated Natural Gas               5.375%                 11/1/2006            225         224
  Duke Energy Field Services              7.50%                 8/16/2005            225         239
  El Paso Energy Corp.                    6.75%                 5/15/2009            350         330
  Enterprise Products                     8.25%                 3/15/2005            450         485
  Enterprise Products                     7.50%                  2/1/2011            225         234
  Keyspan Corp.                           7.25%                11/15/2005            175         188
  KN Energy, Inc.                         6.45%                  3/1/2003            100         102
  Sempra Energy                           6.80%                  7/1/2004            300         313
  Sempra Energy                           6.95%                 12/1/2005            450         469
  Williams Cos, Inc.                      8.25%                 3/15/2004(2)         450         435
  Williams Cos, Inc.                      7.75%                 6/15/2031            275         217
                                                                                          ----------
                                                                                              13,130
                                                                                          ----------
----------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $152,285)                                                                            151,177
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                    FACE      MARKET
INSTITUTIONAL TOTAL BOND                                         MATURITY         AMOUNT      VALUE*
MARKET INDEX FUND                      COUPON                        DATE          (000)       (000)
----------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(0.9%)
----------------------------------------------------------------------------------------------------
Pemex Global                            6.50%                    2/1/2005(2)         200         203
Pemex Master Trust                      8.00%                  11/15/2011(2)         450         466
PF Export Receivables Master Trust      6.60%                   12/1/2011(1)(2)      775         787
Province of Newfoundland                7.32%                  10/13/2023            400         440
Province of Saskatchewan               6.625%                   7/15/2003            200         209
Province of Saskatchewan                8.00%                   7/15/2004            150         160
Province of Saskatchewan               7.375%                   7/15/2013            500         579
Republic of El Salvador                 8.25%                   4/10/2032(2)         150         151
Republic of Portugal                    5.75%                   10/8/2003            175         182
Tenaga Nasional                         7.50%                   1/15/2096(2)         125          98
United Mexican States                  8.375%                   1/14/2011            225         233
United Mexican States                   8.30%                   8/15/2031            300         292
----------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $3,016)                                                                                3,800
----------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.7%)
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  (Cost $3,316)                         1.97%                    7/1/2002          3,316     3,316
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $427,188)                                                                           428,618
----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
----------------------------------------------------------------------------------------------------
Other Assets                                                                                 10,704
Liabilities                                                                                  (9,919)
                                                                                          ----------
                                                                                                785
                                                                                          ----------
----------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------
Applicable to 8,557,870 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)                                                                 $429,403
====================================================================================================
NET ASSET VALUE PER SHARE                                                                   $50.18
====================================================================================================

*See Note A in Notes to Financial Statements.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities was $20,567,000, representing 4.8% of net assets.

================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                              AMOUNT         PER
                                                               (000)       SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                           $428,373       $50.06
Undistributed Net Investment Income                             --           --
Accumulated Net Realized Losses                               (400)        (.05)
Unrealized Appreciation--Note D                              1,430          .17
--------------------------------------------------------------------------------
NET ASSETS                                                $429,403       $50.18
================================================================================
16

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to the fund. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                        INSTITUTIONAL TOTAL BOND
                                                               MARKET INDEX FUND
                                                      APRIL 26* TO JUNE 30, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                               $2,820
--------------------------------------------------------------------------------
    Total Income                                                          2,820
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Management and Administrative                                            25
--------------------------------------------------------------------------------
    Total Expenses                                                           25
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     2,795
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                     (400)
--------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES           1,430
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $3,825
================================================================================
*Inception.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the reporting period. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. The corresponding number of Shares Issued and Redeemed are shown at the end of the Statement.

================================================================================
                                                        INSTITUTIONAL TOTAL BOND
                                                               MARKET INDEX FUND
                                                        ------------------------
                                                                    APRIL 26* TO
                                                                   JUNE 30, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                                 $ 2,795
  Realized Net Gain (Loss)                                                 (400)
  Unrealized Appreciation (Depreciation)                                  1,430
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations       3,825
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                  (2,795)
  Realized Capital Gain                                                      --
--------------------------------------------------------------------------------
    Total Distributions                                                  (2,795)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
  Issued                                                                427,683
  Issued in Lieu of Cash Distributions                                      690
  Redeemed                                                                   --
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions             428,373
--------------------------------------------------------------------------------
  Total Increase (Decrease)                                             429,403
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                                        --
--------------------------------------------------------------------------------
  End of Period                                                        $429,403
================================================================================

1Shares Issued (Redeemed)
  Issued                                                                  8,544
  Issued in Lieu of Cash Distributions                                       14
  Redeemed                                                                   --
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Shares Outstanding                         8,558
================================================================================
*Inception.

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

================================================================================
INSTITUTIONAL TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                                   APRIL 26* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     JUNE 30, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .489
  Net Realized and Unrealized Gain (Loss) on Investments                   .180
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .669
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.489)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.489)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $50.18
================================================================================
TOTAL RETURN                                                              1.34%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                     $429
  Ratio of Total Expenses to Average Net Assets                         0.05%**
  Ratio of Net Investment Income to Average Net Assets                  5.14%**
  Portfolio Turnover Rate                                                 65%**
================================================================================
 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and servicing criteria and invest a minimum of $100 million. The fund commenced operations on April 26, 2002.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: The fund intends to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and officers of Vanguard.

C. During the period ended June 30, 2002, the fund purchased $171,538,000 of investment securities and sold $15,719,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $285,832,000 and $17,883,000, respectively.

D. At June 30, 2002, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $1,430,000, consisting of unrealized gains of $2,914,000 on securities that had risen in value since their purchase and $1,484,000 in unrealized losses on securities that had fallen in value since their purchase.

E. The market value of securities on loan to broker/dealers at June 30, 2002, was $15,178,000, for which the fund held U.S. Treasury securities with a market value of $15,427,000. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
================================================================================
TRUSTEES(YEAR ELECTED)
JOHN J. BRENNAN - (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS - (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN - (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson - (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL - (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance - Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. - (software company).

ALFRED M. RANKIN, JR. - (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON - (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group - and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by - The Vanguard Group.
--------------------------------------------------------------------------------

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Finance.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[SHIP LOGO}
THE VANGUARD GROUP (R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.


FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

WORLD WIDE WEB
WWW.VANGUARD.COM

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR
SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                    Q3372 082002
================================================================================
                 VANGUARD(R)INSTITUTIONAL U.S. STOCK INDEX FUNDS

                       SEMIANNUAL REPORT * JUNE 30, 2002

STOCK

INCLUDED WITHIN THIS REPORT:

VANGUARD INSTITUTIONAL INDEX FUND
VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND

                                                                    [SHIP LOGOS]
                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under  our  unique  corporate  structure,  shareholders  like  you  own the
Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.
================================================================================
CONTENTS
Letter from the Chairman                                1
Fund Profiles                                           5
Glossary of Investment Terms                            7
Performance Summaries                                   8
Financial Statements                                    9
================================================================================
SUMMARY
* During the first six months of 2002, Vanguard Institutional Index Fund returned -13.2% and Vanguard Institutional Total Stock Market Index Fund returned -11.8%. Both funds matched the returns of their target indexes.
* A number of forces drained investors' enthusiasm, including lackluster corporate profits, wrongdoing by corporate executives, and warnings about terrorist attacks.
* The stock market's recent troubles seem unprecedented, but it has recovered from deeper declines.
================================================================================
[SHIP LOGOS]

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

LETTER FROM THE CHAIRMAN

Dear Shareholder,
Weak corporate earnings and accounting scandals at several high-profile companies shook investor confidence, sending equity markets lower, during the six months ended June 30, 2002. Accordingly, VANGUARD(R) INSTITUTIONAL INDEX FUND returned -13.2% and VANGUARD(R) INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND returned -11.8%. Both funds matched the returns of their target indexes, as well as matching or besting their average peers.

     The Institutional Total Stock Market Index Fund did a little bit better in the period because its target index, the Wilshire 5000 Total Market Index, includes small- and mid-sized stocks in addition to the large-capitalization companies that dominate the Standard & Poor's 500 Index. Smaller stocks outperformed their large-cap brethren during the half-year.

================================================================================
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL INDEX FUND
  Institutional Shares                                                    -13.2%
  Institutional Plus Shares                                               -13.2
Average Large-Cap Core Fund*                                              -13.7
S&P 500 Index                                                             -13.2
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
  Institutional Shares                                                    -11.8%
  Institutional Plus Shares                                               -11.8
Average Multi-Cap Core Fund*                                              -11.8
Wilshire 5000 Index                                                       -11.8
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
================================================================================

     The table above provides the total returns for the funds (including the Institutional and Institutional Plus Shares) and their comparative standards. An analysis of the per-share components of each fund's total returns appears on page 4.

INVESTORS' ENTHUSIASM--AND MOST STOCKS--DECLINED
The broad U.S. stock market, as measured by the Wilshire 5000 Index, fell -11.8% during the six months ended June 30. A number of forces drained investors' enthusiasm. Among these were the slow pace of the economic recovery, a lackluster rebound in corporate profits, allegations of wrongdoing by corporate executives, and a series of government warnings about potential terrorist attacks. The relentless decline in stock prices was also due in part to the cascade of disclosures about overstated corporate financial results.

     There were few pockets of strong equity performance amid all the gloom. As they did in 2000 and 2001, small-cap value stocks, which command modest prices relative to their earnings or book values, bucked the downward trend, recording solid gains during the period. Their growth-oriented counterparts declined, however, bringing the overall return of small-cap stocks, as measured by the Russell 2000 Index, to -4.7%. Mid-cap stocks delivered a similar result, with value topping growth. The large-cap Russell 1000 Index, which accounts for roughly 90% of the market's total capitalization, returned -12.8%. Here, too, value stocks (-4.8%) held up far better than growth stocks (-20.8%).

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2002
                                                   -----------------------------
                                                    SIX          ONE        FIVE
                                                 MONTHS         YEAR      YEARS*
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -13.2%       -18.0%        3.7%
Russell 2000 Index (Small-caps)                   -4.7         -8.6         4.4
Wilshire 5000 Index (Entire market)              -11.8        -16.6         3.6
MSCI EAFE Index (International)                   -1.6         -9.5        -1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        3.8%         8.6%        7.6%
  (Broad taxable market)
Lehman 10 Year Municipal Bond Index                5.3          7.2         6.4
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                         0.9          2.5         4.7
--------------------------------------------------------------------------------
CPI
Consumer Price Index                               1.8%         1.1%        2.3%
--------------------------------------------------------------------------------
*Annualized.
================================================================================

THE ECONOMY GREW MODESTLY; INFLATION KEPT A LOW PROFILE
The economy turned in a mixed performance. Real (inflation-adjusted) gross domestic product grew at a brisk annual rate of 5.0% in the first quarter. Economists noted, however, that much of the advance was due to a slowing in inventory reductions. But unless demand from consumers and business customers picks up, companies probably won't start building inventories.

     The Federal Reserve Board, which lowered its target for short-term interest rates 11 times in 2001 to spur the recovery, kept that target at 1.75% during the first half of 2002. With rates at a 40-year low and little evidence of inflation, the housing market continued to flourish, making it one of the economy's bright spots.

MOST BONDS PERFORMED SOLIDLY, WITH TREASURIES IN THE LEAD
Bonds generally performed well during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of the taxable investment-grade U.S. bond market, returned 3.8%, as modest price increases supplemented interest income.

     Many fixed income investors, however, saw their interest payments drop further. Interest rates on all but the longest-term U.S. Treasury bonds fell, reducing income but pushing prices higher. The yield of the 3-month Treasury bill slid just 4 basis points to 1.68% as of June 30. But the yields of 3-year and 10-year Treasury notes declined much further (49 basis points

================================================================================
INSTITUTIONAL SHARES carry an expense ratio of about 0.05%. They are available in the Institutional Index Fund for a minimum investment of $10 million, and in the Institutional Total Stock Market Index Fund for a minimum investment of $200 million.

INSTITUTIONAL PLUS SHARES carry an expense ratio of about 0.025%. They require a minimum investment of $200 million in the Institutional Index Fund, and one of $500 million in the Institutional Total Stock Market Index Fund.
================================================================================
and 25 basis points, respectively), to 3.30% and 4.80%. Anxiety over the economy and corporate accounting scandals took a toll on corporate bonds--their total returns lagged those of Treasuries, despite their higher coupons. High-yield ("junk") bonds fared poorly.

WEAK PROFITS, EBBING CONFIDENCE DEPRESSED THE FUNDS' RETURNS
VANGUARD INSTITUTIONAL INDEX FUND's first-half return of -13.2% mirrored the dismal performance of the S&P 500 Index. As they have since March 2000, technology stocks tumbled in the wake of disappointing profits and mounting concern about the sector's prospects. After years of heavy investment, corporate America's capital budgets have grown lean, reducing demand for the big-ticket computer and telecommunications networks that fueled much of the late-1990s tech-stock boom. Altogether, declines in the fund's tech stocks trimmed 5.2 percentage points from the fund's six-month return.

     Health care stocks also struggled. The big drug companies are contending with patent expirations on some lucrative products at the same time as their drug pipelines are beginning to look a little shallow. Although medical-insurance and hospital-management companies have held up well, the fund's health care holdings nevertheless knocked 2.3 percentage points off its return.

     Utilities and consumer staples stocks, which are traditional havens in tough stock markets, offered some relief during the first three months of the year, but since then, the broad downdraft has taken its toll on returns in these sectors, too. The half-year's best-performing stocks were in the materials & processing sector--the mining and logging companies and industrial manufacturers that typically prosper as the recovering U.S. economy generates strong demand for raw materials. Even so, these stocks declined modestly in the final three months of the period.

     VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND was subject to the same forces as the Institutional Index Fund, though it returned a relatively better -11.8% as its broader diversification provided some relief. This portfolio includes not only large-caps, but also the U.S. stock market's small and mid-sized companies. Small- and mid-caps performed better than large stocks during the half-year, apparently because investors perceived them as more attractively valued. The nascent economic recovery also gave smaller companies a bigger boost than it gave their large-cap counterparts, which have more exposure to the still-sluggish international economy.

================================================================================
VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND INCLUDES NOT ONLY LARGE-CAPS, BUT ALSO THE U.S. STOCK MARKET'S REMAINING SMALL AND MID-SIZED COMPANIES, WHICH PERFORMED BETTER THAN LARGE STOCKS.
================================================================================

KEEP PERSPECTIVE; HAVE A PLAN
The past six months--indeed, the past two years--have been a challenge for investors, especially after the generous stock returns that characterized much of the previous two decades. The continuing decline in stock prices, combined with revelations of corporate malfeasance, is unprecedented in the experience of many of today's investors--so it's important to remember that the stock market has experienced similarly bleak periods in the not-too-distant past. For example, the market declined even more precipitously during the 1973-1974 bear market, as a global oil crisis and U.S. political scandals shook people's faith in important institutions. In the years that followed, stock prices recovered and investors prospered. Just as it would have been a mistake to lose faith in the stock market during the mid-1970s, so, too, would it be now.

     In the meantime, all investors can maximize their chances of success by diversifying across stock, bond, and money market funds. Both the Institutional Index and Institutional Total Stock Market Index Funds are excellent vehicles for gaining broadly diversified, low-cost exposure to U.S. stocks. When the stock market inevitably recovers, low-cost index funds will be one of the best means of capturing the improved returns from this major asset class.

     We thank you for entrusting your institution's assets to us.

SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 17, 2002

================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2001-JUNE 30, 2002

                                                        DISTRIBUTIONS PER SHARE
                                                       -------------------------
                               STARTING       ENDING        INCOME       CAPITAL
                            SHARE PRICE  SHARE PRICE     DIVIDENDS         GAINS
--------------------------------------------------------------------------------
Vanguard Institutional Index Fund
  Institutional Shares          $104.89       $90.48        $0.630        $0.000
  Institutional Plus Shares      104.89        90.48         0.642         0.000
--------------------------------------------------------------------------------
Vanguard Institutional Total Stock Market Index Fund
  Institutional Shares          $ 23.10       $20.25        $0.130        $0.000
  Institutional Plus Shares       23.10        20.25         0.134         0.000
================================================================================

FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR INSTITUTIONAL INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 7.

================================================================================
PORTFOLIO CHARACTERISTICS

                                                          S&P
                                               FUND       500
--------------------------------------------------------------------------------
Number of Stocks                               507       500
Median Market Cap                            $45.2B    $45.2B
Price/Earnings Ratio                          25.6x     25.6x
Price/Book Ratio                               3.2x      3.2x
Yield                                          1.6%
  Institutional Shares                         1.4%
  Institutional Plus Shares                    1.4%
Return on Equity                              22.9%     22.9%
Earnings Growth Rate                           9.2%      9.2%
Foreign Holdings                               2.4%      2.4%
Turnover Rate                                   4%*       --
Expense Ratio                                   --
  Institutional Shares                       0.05%*
  Institutional Plus Shares                 0.025%*
Cash Investments                               0.0%       --
================================================================================
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Microsoft Corp.                          3.2%
  (software)
General Electric Co.                     3.2
  (conglomerate)
ExxonMobil Corp.                         3.0
  (oil)
Wal-Mart Stores, Inc.                    2.7
  (retail)
Pfizer, Inc.                             2.4
  (pharmaceuticals)
Citigroup, Inc.                          2.2
  (banking)
American International Group, Inc.       2.0
  (insurance)
Johnson & Johnson                        1.7
  (pharmaceuticals)
The Coca-Cola Co.                        1.5
  (beverage)
International Business Machines Corp.    1.3
  (computer hardware)
--------------------------------------------------------------------------------
Top Ten                                 23.2%
================================================================================
================================================================================
VOLATILITY MEASURES
                               S&P
                      FUND     500
-------------------------------------
R-Squared             1.00    1.00
Beta                  1.00    1.00
-------------------------------------
================================================================================
INVESTMENT FOCUS
MARKET CAP - LARGE
STYLE - BLEND
================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                        S&P
                                               FUND     500
--------------------------------------------------------------------------------
Auto & Transportation                          2.1%    2.1%
Consumer Discretionary                         13.7    13.7
Consumer Staples                                8.9     8.9
Financial Services                             21.1    21.1
Health Care                                    13.4    13.4
Integrated Oils                                 6.3     6.3
Other Energy                                    1.4     1.4
Materials & Processing                          3.7     3.7
Producer Durables                               3.9     3.9
Technology                                     13.5    13.5
Utilities                                       7.2     7.2
Other                                           4.8     4.8
================================================================================
*Annualized.

                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 7.

================================================================================
PORTFOLIO CHARACTERISTICS
                                             WILSHIRE
                                    FUND         5000
--------------------------------------------------------------------------------
Number of Stocks                  3,291       5,838
Median Market Cap                 $28.2B      $28.2B
Price/Earnings Ratio               26.9x       26.9x
Price/Book Ratio                    2.9x        2.9x
Yield 1.5%
  Institutional Shares              1.3%
  Institutional Plus Shares         1.4%
Return on Equity                   21.3%       21.3%
Earnings Growth Rate                9.6%        9.6%
Foreign Holdings                    0.3%        0.3%
Turnover Rate                        4%*         --
Expense Ratio                        --
  Institutional Shares            0.06%*
  Institutional Plus Shares      0.025%*
Cash Investments                    0.1%         --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Microsoft Corp.                            2.6%
  (software)
General Electric Co.                       2.5
  (conglomerate)
ExxonMobil Corp.                           2.4
  (oil)
Wal-Mart Stores, Inc.                      2.2
  (retail)
Pfizer, Inc.                               1.9
  (pharmaceuticals)
Citigroup, Inc.                            1.8
  (banking)
American International Group, Inc.         1.6
  (insurance)
Johnson & Johnson                          1.4
  (pharmaceuticals)
The Coca-Cola Co.                          1.2
  (beverage)
International Business Machines Corp.      1.1
  (computer hardware)
--------------------------------------------------------------------------------
Top Ten                                   18.7%
--------------------------------------------------------------------------------
================================================================================

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                           WILSHIRE
                                   FUND        5000
--------------------------------------------------------------------------------
Auto & Transportation              2.5%        2.5%
Consumer Discretionary            15.4        15.4
Consumer Staples                   7.6         7.6
Financial Services                22.5        22.5
Health Care                       13.3        13.3
Integrated Oils                    4.1         4.1
Other Energy                       2.0         2.0
Materials & Processing             4.0         4.0
Producer Durables                  4.2         4.2
Technology                        12.9        12.9
Utilities                          6.8         6.8
Other                              4.7         4.7
================================================================================
INVESTMENT FOCUS
MARKET CAP - LARGE
STYLE - BLEND
================================================================================
*Annualized.

                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

GLOSSARY OF INVESTMENT TERMS
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index. The index is assigned a beta of 1.00. A fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index. If the fund's total returns are precisely synchronized with the index's returns, its R-squared will be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                        AS OF JUNE 30, 2002
All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
INSTITUTIONAL INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1991-JUNE 30, 2002

FISCAL YEAR     FUND          S&P 500 INDEX
1992             7.5              7.6
1993              10             10.1
1994             1.3              1.3
1995            37.6             37.6
1996            23.1               23
1997            33.4             33.4
1998            28.8             28.6
1999            21.2               21
2000            -8.9             -9.1
2001           -11.9            -11.9
2002*          -13.2            -13.2
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 18 and 19 for dividend and capital gains information.

================================================================================
INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 2001-JUNE 30, 2002

FISCAL YEAR      TOTAL RETURN    WILSHIRE 5000 INDEX
2001                 2.3                 2.3
2002*              -11.8               -11.8
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note:  See  Financial  Highlights  tables  on  pages  20  and  21  for  dividend information.
================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002
                                                                TEN YEARS
                                           ONE    FIVE   -----------------------
                        INCEPTION DATE    YEAR   YEARS  CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
INSTITUTIONAL INDEX FUND
  Institutional Shares       7/31/1990 -18.02%   3.74%    9.38%    2.09%  11.47%
  Institutional Plus Shares   7/7/1997 -18.00    3.16*      --       --      --
--------------------------------------------------------------------------------
INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
  Institutional Shares       8/31/2001 -9.76%*     --       --       --      --
  Institutional Plus Shares  5/31/2001 -16.5  -16.69%*      --       --      --
--------------------------------------------------------------------------------
*Return since inception.
================================================================================

FINANCIAL STATEMENTS
   JUNE 30, 2002 (UNAUDITED)
The Statement of Net Assets--an integral part of the Financial Statements for Vanguard Institutional Total Stock Market Index Fund--is included as an insert to this report. The Institutional Index Fund's Statement of Net Assets is provided below.

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          MARKET
                                                                          VALUE*
INSTITUTIONAL INDEX FUND                          SHARES                   (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
* Microsoft Corp.                             19,389,909           $   1,060,628
  General Electric Co.                        35,581,861               1,033,653
  ExxonMobil Corp.                            24,282,839                 993,654
  Wal-Mart Stores, Inc.                       15,926,033                 876,091
  Pfizer, Inc.                                22,359,007                 782,565
  Citigroup, Inc.                             18,428,929                 714,121
  American International
    Group, Inc.                               9,355,466                  638,323
  Johnson & Johnson                           10,781,549                 563,444
  The Coca-Cola Co.                           8,892,932                  498,004
  International Business
    Machines Corp.                            6,129,420                  441,318
  Intel Corp.                                 23,939,136                 437,368
  Royal Dutch
    Petroleum Co. ADR                         7,604,944                  420,325
  Procter & Gamble Co.                        4,653,196                  415,530
  Merck & Co., Inc.                           8,110,403                  410,711
  Verizon Communications                      9,749,684                  391,450
  Bank of America Corp.                       5,511,589                  387,795
* Cisco Systems, Inc.                         26,214,596                 365,694
  SBC Communications Inc.                     11,959,433                 364,763
  ChevronTexaco Corp.                         3,822,108                  338,257
  Philip Morris Cos., Inc.                    7,660,688                  334,619
  Home Depot, Inc.                            8,431,728                  309,697
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Wells Fargo & Co.                           6,125,028                $ 306,619
  PepsiCo, Inc.                               6,330,558                  305,133
* Viacom Inc. Class B                         6,292,660                  279,205
  Fannie Mae                                  3,570,473                  263,322
  Wyeth                                       4,748,716                  243,134
* Dell Computer Corp.                         9,293,954                  242,944
  J.P. Morgan Chase & Co.                     7,128,759                  241,808
* AOL Time Warner Inc.                        15,942,990                 234,521
  Eli Lilly & Co.                             4,025,285                  227,026
  BellSouth Corp.                             6,711,462                  211,411
  Abbott Laboratories                         5,587,834                  210,382
  Wachovia Corp.                              4,900,451                  187,099
  Medtronic, Inc.                             4,346,969                  186,268
* Oracle Corp.                                19,661,365                 186,193
  Bristol-Myers Squibb Co.                    6,940,316                  178,366
  Pharmacia Corp.                             4,630,014                  173,394
  American Express Co.                        4,761,847                  172,950
  3M Co.                                      1,394,061                  171,470
  Morgan Stanley                              3,944,351                  169,923
  Hewlett-Packard Co.                         10,810,204                 165,180
  Bank One Corp.                              4,202,641                  161,718
  U.S. Bancorp                                6,844,945                  159,829
  E.I. du Pont de Nemours & Co.               3,556,200                  157,895
  Anheuser-Busch Cos., Inc.                   3,138,388                  156,919
* Amgen, Inc.                                 3,720,108                  155,798
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
INSTITUTIONAL INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
  Freddie Mac                                 2,488,475           $      152,295
  Texas Instruments, Inc.                     6,210,085                  147,179
  AT&T Corp.                                  13,601,103                 145,532
  Walgreen Co.                                3,664,366                  141,554
  Fifth Third Bancorp                         2,108,587                  140,537
  The Walt Disney Co.                         7,306,364                  138,090
  The Boeing Co.                              3,003,543                  135,159
  Unilever NV ADR                             2,046,601                  132,620
  McDonald's Corp.                            4,554,386                  129,572
  Washington Mutual, Inc.                     3,488,325                  129,452
  Schering-Plough Corp.                       5,249,514                  129,138
  Gillette Co.                                3,783,942                  128,162
  Lowe's Cos., Inc.                           2,781,254                  126,268
  Merrill Lynch & Co., Inc.                   3,088,860                  125,099
  Target Corp.                                3,246,654                  123,698
  FleetBoston Financial Corp.                 3,748,837                  121,275
  Motorola, Inc.                              8,130,680                  117,244
  Kimberly-Clark Corp.                        1,857,834                  115,186
  United Technologies Corp.                   1,693,105                  114,962
  Lockheed Martin Corp.                       1,613,817                  112,160
  Dow Chemical Co.                            3,249,950                  111,733
* Applied Materials, Inc.                     5,865,013                  111,553
  General Motors Corp.                        2,008,273                  107,342
  Ford Motor Co.                              6,490,643                  103,850
  Honeywell International Inc.                2,927,543                  103,137
  First Data Corp.                            2,737,925                  101,851
  UnitedHealth Group Inc.                     1,102,546                  100,938
  MBNA Corp.                                  3,049,931                  100,861
  Alcoa Inc.                                  3,031,453                  100,493
  Cardinal Health, Inc.                       1,617,237                   99,315
  Colgate-Palmolive Co.                       1,959,004                   98,048
  Automatic Data
    Processing, Inc.                          2,220,497                   96,703
  Tyco International Ltd.                     7,149,950                   96,596
  Schlumberger Ltd.                           2,066,362                   96,086
  Baxter International, Inc.                  2,152,258                   95,646
  Marsh & McLennan Cos., Inc.                   980,427                   94,709
  Allstate Corp.                              2,540,096                   93,933
  Duke Energy Corp.                           2,971,157                   92,403
  The Bank of New York Co., Inc.              2,606,389                   87,966
  HCA Inc.                                    1,840,531                   87,425
* Kohl's Corp.                                1,203,475                   84,340
* Tenet Healthcare Corp.                      1,166,748                   83,481
  Household International, Inc.               1,634,564                   81,238
  Phillips Petroleum Co.                      1,370,723                   80,708
  Emerson Electric Co.                        1,507,388                   80,660
  General Dynamics Corp.                        722,182                   76,804
* QUALCOMM Inc.                               2,755,916                   75,760
* Comcast Corp.-Special Class A               3,167,780                   75,519
  International Paper Co.                     1,729,089                   75,354
  Illinois Tool Works, Inc.                   1,096,231                   74,873
  Metropolitan Life Insurance Co.             2,525,914                   72,746
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  National City Corp.                         2,180,270          $        72,494
  Gannett Co., Inc.                             954,679                   72,460
* Clear Channel
    Communications, Inc.                      2,193,776                   70,245
  SunTrust Banks, Inc.                        1,024,894                   69,406
  Southern Co.                                2,522,480                   69,116
  BB&T Corp.                                  1,715,975                   66,237
  Dominion Resources, Inc.                      990,374                   65,345
  Sysco Corp.                                 2,375,297                   64,656
  Electronic Data Systems Corp.               1,715,174                   63,719
* Costco Wholesale Corp.                      1,625,888                   62,792
  Conoco Inc.                                 2,243,907                   62,381
  Sears, Roebuck & Co.                        1,128,968                   61,303
  Exelon Corp.                                1,152,989                   60,301
  Caterpillar, Inc.                           1,231,316                   60,273
* EMC Corp.                                   7,961,206                   60,107
  AFLAC Inc.                                  1,855,036                   59,361
* Cendant Corp.                               3,734,924                   59,311
* Sun Microsystems, Inc.                      11,623,748                  58,235
  Carnival Corp.                              2,099,984                   58,149
  Raytheon Co.                                1,425,845                   58,103
  Sara Lee Corp.                              2,808,997                   57,978
  General Mills, Inc.                         1,311,711                   57,820
  Waste Management, Inc.                      2,213,114                   57,652
  Union Pacific Corp.                           901,829                   57,068
  FedEx Corp.                                 1,068,554                   57,061
* AT&T Wireless Services Inc.                 9,690,126                   56,687
* The Kroger Co.                              2,843,469                   56,585
  Harley-Davidson, Inc.                       1,083,763                   55,565
* Concord EFS, Inc.                           1,828,032                   55,097
  Charles Schwab Corp.                        4,910,239                   54,995
  Lehman Brothers
    Holdings, Inc.                              873,823                   54,631
  SLM Corp.                                     556,180                   53,894
  ConAgra Foods, Inc.                         1,923,610                   53,188
  PNC Financial Services Group                1,016,893                   53,163
  The Hartford Financial
    Services Group Inc.                         885,967                   52,688
  Kellogg Co.                                 1,464,848                   52,529
  ALLTEL Corp.                                1,113,331                   52,327
  State Street Corp.                          1,164,598                   52,058
  NIKE, Inc. Class B                            961,185                   51,568
  H.J. Heinz Co.                              1,254,499                   51,559
* Safeway, Inc.                               1,730,551                   50,515
  Northrop Grumman Corp.                        403,907                   50,488
  Weyerhaeuser Co.                              782,255                   49,947
  Mellon Financial Corp.                      1,579,209                   49,635
  CIGNA Corp.                                   504,420                   49,141
  TXU Corp.                                     953,551                   49,013
  American Electric
    Power Co., Inc.                           1,213,461                   48,563
  Capital One Financial Corp.                   787,246                   48,061
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Masco Corp.                                 1,732,688               $   46,973
  Tribune Co.                                 1,078,007                   46,893
  Progressive Corp. of Ohio                     787,592                   45,562
* Forest Laboratories, Inc.                     639,698                   45,291
  Equity Office Properties
    Trust REIT                                1,492,554                   44,926
  Wm. Wrigley Jr. Co.                           806,897                   44,662
  Southwest Airlines Co.                      2,763,233                   44,654
  Albertson's, Inc.                           1,456,177                   44,355
* Maxim Integrated Products, Inc.             1,156,280                   44,320
  Avon Products, Inc.                           846,684                   44,231
* Immunex Corp.                               1,976,895                   44,164
  The Gap, Inc.                               3,103,611                   44,071
  Anadarko Petroleum Corp.                      889,113                   43,833
* Micron Technology, Inc.                     2,153,932                   43,553
  The Chubb Corp.                               613,826                   43,459
  Alcan Inc.                                  1,150,200                   43,156
  CVS Corp.                                   1,403,445                   42,945
* Boston Scientific Corp.                     1,453,720                   42,623
  El Paso Corp.                               2,058,547                   42,427
  Paychex, Inc.                               1,343,136                   42,027
* Best Buy Co., Inc.                          1,147,873                   41,668
  KeyCorp                                     1,525,228                   41,639
  The McGraw-Hill Cos., Inc.                    694,685                   41,473
  Progress Energy, Inc.                         792,227                   41,204
  Burlington Northern
    Santa Fe Corp.                            1,371,535                   41,146
  XL Capital Ltd. Class A                       485,187                   41,095
  Air Products & Chemicals, Inc.                813,529                   41,059
  Deere & Co.                                   851,290                   40,776
  Campbell Soup Co.                           1,468,850                   40,628
* WellPoint Health Networks Inc.
    Class A                                     519,222                   40,401
  Occidental Petroleum Corp.                  1,342,535                   40,263
  Baker Hughes, Inc.                          1,207,889                   40,211
  Franklin Resources Corp.                      937,742                   39,985
  Limited Brands, Inc.                        1,857,972                   39,575
* Bed Bath & Beyond, Inc.                     1,045,311                   39,450
* Agilent Technologies, Inc.                  1,662,358                   39,315
* Analog Devices, Inc.                        1,306,862                   38,814
  Comerica, Inc.                                630,982                   38,742
  Golden West Financial Corp.                   554,462                   38,136
  TJX Cos., Inc.                              1,932,774                   37,902
  Stryker Corp.                                 706,617                   37,811
  FPL Group, Inc.                               630,280                   37,810
* Intuit, Inc.                                  757,708                   37,673
  PPG Industries, Inc.                          604,361                   37,410
  John Hancock Financial
    Services, Inc.                            1,054,420                   37,116
  Newmont Mining Corp.
    (Holding Company)                         1,402,725                   36,934
  Barrick Gold Corp.                          1,937,335                   36,790
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Danaher Corp.                                 540,566               $   35,867
  Loews Corp.                                   676,844                   35,866
  Linear Technology Corp.                     1,136,533                   35,721
  Transocean Inc.                             1,142,926                   35,602
  FirstEnergy Corp.                           1,065,749                   35,575
  Coca-Cola Enterprises, Inc.                 1,599,497                   35,317
  Northern Trust Corp.                          793,898                   34,979
* Starbucks Corp.                             1,382,386                   34,352
  Pitney Bowes, Inc.                            861,628                   34,224
  The Clorox Co.                                824,827                   34,107
  Entergy Corp.                                 803,140                   34,085
  Interpublic Group of Cos., Inc.             1,367,973                   33,871
  Sprint Corp.                                3,190,797                   33,854
  May Department Stores Co.                   1,024,978                   33,753
  McKesson Corp.                              1,029,343                   33,660
  Newell Rubbermaid, Inc.                       955,893                   33,514
  Praxair, Inc.                                 584,930                   33,323
* Guidant Corp.                               1,095,565                   33,119
  Marriott International, Inc.
    Class A                                     869,615                   33,089
* Staples, Inc.                               1,674,136                   32,980
  Computer Associates
    International, Inc.                       2,071,517                   32,916
  Mattel, Inc.                                1,562,188                   32,822
  Norfolk Southern Corp.                      1,389,653                   32,490
  SouthTrust Corp.                            1,241,479                   32,427
  Unocal Corp.                                  875,885                   32,355
  Rohm & Haas Co.                               791,062                   32,030
  Public Service Enterprise
    Group, Inc.                                 738,429                   31,974
  Becton, Dickinson & Co.                       925,058                   31,868
  Consolidated Edison Inc.                      761,464                   31,791
* Yahoo! Inc.                                 2,140,928                   31,599
  The Pepsi Bottling Group, Inc.              1,011,946                   31,168
* Yum! Brands, Inc.                           1,061,522                   31,050
  Allergan, Inc.                                462,772                   30,890
  Hershey Foods Corp.                           488,747                   30,723
  Omnicom Group Inc.                            669,907                   30,682
  Eastman Kodak Co.                           1,043,742                   30,446
  H & R Block, Inc.                             657,096                   30,325
  Fortune Brands, Inc.                          537,729                   30,081
  Marathon Oil Corp.                          1,108,995                   30,076
  Cintas Corp.                                  608,264                   30,048
  MBIA, Inc.                                    528,945                   29,901
  Archer-Daniels-Midland Co.                  2,333,027                   29,839
* KLA-Tencor Corp.                              677,228                   29,791
  Ace, Ltd.                                     938,920                   29,670
  Apache Corp.                                  514,413                   29,568
* Computer Sciences Corp.                       611,916                   29,250
* AutoZone Inc.                                 377,605                   29,189
  Synovus Financial Corp.                     1,057,481                   29,102
  St. Paul Cos., Inc.                           745,983                   29,034
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
INSTITUTIONAL INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
* Veritas Software Corp.                      1,465,234              $    28,997
  AmSouth Bancorp                             1,294,968                   28,981
  Regions Financial Corp.                       821,321                   28,869
  Aon Corp.                                     974,054                   28,715
* Federated Department
    Stores, Inc.                                720,209                   28,592
  AmerisourceBergen Corp.                       375,606                   28,546
  Equity Residential                            983,209                   28,267
  Lincoln National Corp.                        669,644                   28,125
  New York Times Co. Class A                    542,550                   27,941
  Charter One Financial, Inc.                   804,883                   27,672
  Ingersoll-Rand Company                        605,106                   27,629
  Devon Energy Corp.                            559,837                   27,589
  Moody's Corp.                                 552,556                   27,490
  Burlington Resources, Inc.                    720,320                   27,372
  Cincinnati Financial Corp.                    581,037                   27,036
* Xilinx, Inc.                                1,201,445                   26,948
  CSX Corp.                                     760,443                   26,654
  DTE Energy Co.                                596,778                   26,640
  Delphi Corp.                                2,008,532                   26,513
  Amerada Hess Corp.                            318,588                   26,284
  Biomet, Inc.                                  959,634                   26,025
  TRW, Inc.                                     456,286                   25,917
  Johnson Controls, Inc.                        317,294                   25,894
* Univision Communications Inc.                 819,743                   25,740
  MGIC Investment Corp.                         378,495                   25,662
  Ambac Financial Group, Inc.                   379,547                   25,581
  Dover Corp.                                   726,076                   25,413
  Jefferson-Pilot Corp.                         537,898                   25,400
* Lexmark International, Inc.                   464,595                   25,274
* Fiserv, Inc.                                  684,810                   25,139
  Aetna Inc.                                    522,540                   25,066
* PG&E Corp.                                  1,394,441                   24,947
  Halliburton Co.                             1,559,967                   24,866
* Zimmer Holdings, Inc.                         695,407                   24,798
  Avery Dennison Corp.                          393,364                   24,684
  Adobe Systems, Inc.                           858,639                   24,471
* Apollo Group, Inc. Class A                    618,390                   24,371
* Siebel Systems, Inc.                        1,695,806                   24,114
* Chiron Corp.                                  680,441                   24,020
  MeadWestvaco Corp.                            715,512                   24,013
  Xcel Energy, Inc.                           1,411,520                   23,671
* MedImmune Inc.                                895,537                   23,642
  Marshall & Ilsley Corp.                       759,921                   23,504
  Textron, Inc.                                 500,993                   23,497
  Starwood Hotels & Resorts
    Worldwide, Inc.                             713,920                   23,481
  Union Planters Corp.                          724,609                   23,456
* St. Jude Medical, Inc.                        315,501                   23,327
  Molex, Inc.                                   692,949                   23,235
  ITT Industries, Inc.                          324,964                   22,942
  Dollar General Corp.                        1,191,952                   22,683
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Apple Computer, Inc.                        1,273,729            $      22,570
  Ameren Corp.                                  516,876                   22,231
  UnumProvident Corp.                           869,923                   22,140
* Biogen, Inc.                                  531,822                   22,033
  Family Dollar Stores, Inc.                    619,845                   21,850
  Bear Stearns Co., Inc.                        356,944                   21,791
  Genuine Parts Co.                             623,976                   21,758
  Cinergy Corp.                                 598,326                   21,534
  Countrywide Credit
    Industries, Inc.                            442,565                   21,354
  Ecolab, Inc.                                  461,790                   21,349
  J.C. Penney Co., Inc.
    (Holding Company)                           957,275                   21,079
  UST, Inc.                                     604,887                   20,566
* Lucent Technologies, Inc.                   12,270,785                  20,370
  Georgia Pacific Group                         824,614                   20,269
  Plum Creek Timber Co.
    Inc. REIT                                   661,297                   20,236
  Parker Hannifin Corp.                         421,481                   20,143
* Nortel Networks Corp.                       13,741,099                  19,925
* Edison International                        1,166,700                   19,834
* King Pharmaceuticals, Inc.                    888,069                   19,760
* American Standard Cos., Inc.                  259,892                   19,518
  Kerr-McGee Corp.                              359,035                   19,226
* BJ Services Co.                               560,894                   19,003
  KeySpan Corp.                                 503,917                   18,972
  Knight Ridder                                 298,180                   18,770
* National Semiconductor Corp.                  641,832                   18,722
  RadioShack Corp.                              622,581                   18,715
* Altera Corp.                                1,373,825                   18,684
* Noble Corp.                                   481,443                   18,584
  IMS Health, Inc.                            1,033,977                   18,560
* Office Depot, Inc.                          1,104,200                   18,551
* Sabre Holdings Corp.                          517,428                   18,524
  Hilton Hotels Corp.                         1,326,950                   18,445
  PACCAR, Inc.                                  414,765                   18,411
  Reliant Energy, Inc.                        1,087,124                   18,372
  Tiffany & Co.                                 521,701                   18,364
* International Game Technology                 322,608                   18,292
  Eaton Corp.                                   251,364                   18,287
* Harrah's Entertainment, Inc.                  410,597                   18,210
  Nucor Corp.                                   279,410                   18,172
* Nabors Industries, Inc.                       516,100                   18,141
* Solectron Corp.                             2,947,003                   18,124
* HealthSouth Corp.                           1,409,190                   18,024
* Xerox Corp.                                 2,578,284                   17,971
  Rockwell Collins, Inc.                        653,239                   17,912
* Novellus Systems, Inc.                        519,957                   17,679
  PPL Corp.                                     526,921                   17,431
  First Tennessee National Corp.                454,011                   17,389
* Health Management Associates
    Class A                                     862,243                   17,374
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Jones Apparel Group, Inc.                     461,220             $     17,296
  Constellation Energy Group, Inc.              587,448                   17,236
  Huntington Bancshares Inc.                    885,675                   17,200
  Zions Bancorp                                 328,650                   17,123
  Brown-Forman Corp. Class B                    244,607                   16,888
* Broadcom Corp.                                961,762                   16,869
* Qwest Communications
    International Inc.                        6,005,225                   16,815
  W.W. Grainger, Inc.                           335,285                   16,798
  Kinder Morgan, Inc.                           437,386                   16,629
  Torchmark Corp.                               434,776                   16,608
* PeopleSoft, Inc.                            1,112,111                   16,548
  EOG Resources, Inc.                           415,563                   16,498
  Leggett & Platt, Inc.                         702,022                   16,427
  Sherwin-Williams Co.                          546,572                   16,359
  Wendy's International, Inc.                   410,374                   16,345
  Sempra Energy                                 735,606                   16,279
  NiSource, Inc.                                743,136                   16,223
  Whirlpool Corp.                               243,377                   15,907
* Sprint PCS                                  3,554,433                   15,888
  Vulcan Materials Co.                          363,220                   15,829
  VF Corp.                                      394,486                   15,468
* Teradyne, Inc.                                654,895                   15,390
  Darden Restaurants Inc.                       620,216                   15,319
* Jabil Circuit, Inc.                           707,460                   14,934
  CenturyTel, Inc.                              506,243                   14,934
* Network Appliance, Inc.                     1,195,643                   14,838
  Applied Biosystems Group-
    Applera Corp.                               760,612                   14,824
* Inco Ltd.                                     652,602                   14,794
* Genzyme Corp.-General Division                765,888                   14,736
* Robert Half International, Inc.               630,925                   14,701
  Dow Jones & Co., Inc.                         301,679                   14,616
  T. Rowe Price Group Inc.                      443,139                   14,570
  Stilwell Financial, Inc.                      796,334                   14,493
* BMC Software, Inc.                            869,548                   14,434
  Simon Property Group, Inc. REIT               390,500                   14,386
  SAFECO Corp.                                  457,704                   14,138
  Circuit City Stores, Inc.                     751,488                   14,090
  Equifax, Inc.                                 518,557                   14,001
  Black & Decker Corp.                          288,071                   13,885
  TECO Energy, Inc.                             551,232                   13,643
* Pactiv Corp.                                  567,091                   13,440
  Placer Dome, Inc.                           1,181,472                   13,244
  Rockwell Automation, Inc.                     663,872                   13,178
* Toys R Us, Inc.                               753,660                   13,166
  Engelhard Corp.                               464,095                   13,143
* JDS Uniphase Corp.                          4,876,204                   13,117
  Sigma-Aldrich Corp.                           261,231                   13,101
  Cooper Industries, Inc. Class A               333,153                   13,093
  Phelps Dodge Corp.                            317,741                   13,091
  Eastman Chemical Co.                          276,761                   12,980
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* QLogic Corp.                                  332,785           $       12,679
  Centex Corp.                                  219,210                   12,668
* Waters Corp.                                  470,452                   12,561
  Pulte Homes, Inc.                             218,065                   12,534
  The Stanley Works                             305,356                   12,523
* NCR Corp.                                     352,687                   12,291
  Liz Claiborne, Inc.                           381,995                   12,147
* Sealed Air Corp.                              300,559                   12,104
* Corning, Inc.                               3,403,184                   12,081
* Convergys Corp.                               619,285                   12,064
  Pinnacle West Capital Corp.                   303,733                   11,997
* Advanced Micro Devices, Inc.                1,222,935                   11,887
  Maytag Corp.                                  277,740                   11,846
* Sanmina-SCI Corp.                           1,876,945                   11,844
  SuperValu Inc.                                476,967                   11,700
* LSI Logic Corp.                             1,324,956                   11,593
  Allegheny Energy, Inc.                        449,505                   11,575
  Fluor Corp.                                   288,490                   11,237
  R.R. Donnelley & Sons Co.                     405,694                   11,177
  Williams Cos., Inc.                         1,849,285                   11,077
  Temple-Inland Inc.                            189,702                   10,976
  International Flavors &
    Fragrances, Inc.                            337,603                   10,969
  The Goodyear Tire & Rubber Co.                584,838                   10,942
  Nordstrom, Inc.                               482,135                   10,920
  C.R. Bard, Inc.                               188,335                   10,656
* Mirant Corp.                                1,439,758                   10,510
* AES Corp.                                   1,913,724                   10,372
* Unisys Corp.                                1,148,034                   10,332
* Thermo Electron Corp.                         617,246                   10,185
  Ashland, Inc.                                 248,494                   10,064
  Goodrich Corp.                                365,273                    9,979
  Alberto-Culver Co. Class B                    206,941                    9,892
  Sunoco, Inc.                                  273,230                    9,735
  Dana Corp.                                    532,141                    9,733
* Watson Pharmaceuticals, Inc.                  381,449                    9,639
* Humana Inc.                                   606,139                    9,474
  KB HOME                                       183,884                    9,472
* Calpine Corp.                               1,339,316                    9,415
* NEXTEL Communications, Inc.                 2,918,690                    9,369
* AMR Corp.                                     555,633                    9,368
  Dynegy, Inc.                                1,293,867                    9,316
* Tellabs, Inc.                               1,471,608                    9,301
  Scientific-Atlanta, Inc.                      560,938                    9,227
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                          516,835                    9,226
* NVIDIA Corp.                                  535,669                    9,203
  Pall Corp.                                    439,645                    9,123
  Brunswick Corp.                               322,510                    9,030
  Bemis Co., Inc.                               189,637                    9,008
* American Power
    Conversion Corp.                            701,899                    8,865
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
INSTITUTIONAL INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
  Deluxe Corp.                                  227,181           $        8,835
  Delta Air Lines, Inc.                         441,394                    8,828
* TMP Worldwide, Inc.                           398,991                    8,578
* Citizens Communications Co.                 1,009,383                    8,438
  Ball Corp.                                    203,422                    8,438
  Hasbro, Inc.                                  620,026                    8,408
* Manor Care, Inc.                              360,954                    8,302
  Big Lots Inc.                                 415,307                    8,173
* Compuware Corp.                             1,337,434                    8,118
  Adolph Coors Co. Class B                      128,603                    8,012
  Dillard's Inc.                                299,822                    7,882
  Winn-Dixie Stores, Inc.                       503,479                    7,849
  NICOR Inc.                                    157,764                    7,218
  Rowan Cos., Inc.                              336,417                    7,216
  Boise Cascade Corp.                           208,533                    7,201
  United States Steel Corp.                     360,387                    7,168
  Symbol Technologies, Inc.                     821,349                    6,981
  Navistar International Corp.                  215,247                    6,888
* Mercury Interactive Corp.                     299,078                    6,867
* Allied Waste Industries, Inc.                 706,200                    6,857
  Meredith Corp.                                176,553                    6,771
  Visteon Corp.                                 468,524                    6,653
  Bausch & Lomb, Inc.                           191,893                    6,496
* ADC Telecommunications, Inc.                2,826,412                    6,472
* Avaya Inc.                                  1,293,846                    6,405
* CIENA Corp.                                 1,492,323                    6,253
* Reebok International Ltd.                     211,855                    6,250
  Snap-On Inc.                                  208,387                    6,245
* Comverse Technology, Inc.                     669,286                    6,198
* Tektronix, Inc.                               327,657                    6,130
  Providian Financial Corp.                   1,026,841                    6,038
  Ryder System, Inc.                            220,256                    5,967
* Rational Software Corp.                       692,137                    5,682
  Worthington Industries, Inc.                  304,222                    5,506
  Millipore Corp.                               172,021                    5,501
* PMC Sierra Inc.                               592,091                    5,489
  Autodesk, Inc.                                407,800                    5,403
  Crane Co.                                     212,494                    5,389
  Cooper Tire & Rubber Co.                      260,315                    5,349
* Quintiles Transnational Corp.                 425,956                    5,320
* Comcast Corp. Class A                         218,696                    5,292
  CMS Energy Corp.                              479,432                    5,264
* Gateway, Inc.                               1,153,676                    5,122
* Applied Micro Circuits Corp.                1,065,386                    5,039
* Andrew Corp.                                  349,186                    5,004
  PerkinElmer, Inc.                             447,085                    4,940
  Cummins Inc.                                  147,022                    4,866
  Great Lakes Chemical Corp.                    178,805                    4,747
* Hercules, Inc.                                390,631                    4,656
  Peoples Energy Corp.                          126,227                    4,619
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Allegheny Technologies Inc.                   285,841                $   4,531
  Tupperware Corp.                              207,050                    4,305
* Novell, Inc.                                1,291,583                    4,146
* Citrix Systems, Inc.                          662,082                    3,999
  Louisiana-Pacific Corp.                       372,146                    3,937
  American Greetings Corp.
    Class A                                     231,732                    3,861
* Thomas & Betts Corp.                          207,107                    3,851
* Palm, Inc.                                  2,057,402                    3,621
* Parametric Technology Corp.                   926,161                    3,315
* Conseco Inc.                                1,228,454                    2,457
* Vitesse Semiconductor Corp.                   713,530                    2,255
* McDermott International, Inc.                 219,863                    1,781
* Power-One, Inc.                               281,172                    1,749
* Viacom Inc. Class A                            36,030                    1,602
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $32,554,637)                                                  32,539,397
--------------------------------------------------------------------------------

                                                    FACE
                                                  AMOUNT
                                                   (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.8%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002                            $ 25,000                 24,965
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002                                189,304                189,304
  1.97%, 7/1/2002--Note E                         44,472                 44,472
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $258,738)                                                       258,741
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (Cost $32,813,375)                                                 32,798,138
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
--------------------------------------------------------------------------------
Other Assets                                                            317,236
Liabilities--Note E                                                    (388,034)
                                                                 ---------------
                                                                        (70,798)
                                                                 ---------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $32,727,340
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note C                                             $33,845,645
Undistributed Net Investment Income                                      21,792
Accumulated Net Realized Losses--Note C                              (1,119,294)
Unrealized Depreciation--Note D
  Investment Securities                                                 (15,237)
  Futures Contracts                                                      (5,566)
--------------------------------------------------------------------------------
NET ASSETS                                                          $32,727,340
================================================================================

Institutional Shares--Net Assets
Applicable to 237,861,338 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $21,521,629
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $90.48
================================================================================

Institutional Plus Shares--Net Assets
Applicable to 123,845,937 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $11,205,711
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL PLUS SHARES                                              $90.48
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.
================================================================================
                                                             INSTITUTIONAL TOTAL
                                                INSTITUTIONAL       STOCK MARKET
                                                   INDEX FUND         INDEX FUND
                                               ---------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2002
                                               ---------------------------------
                                                        (000)              (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                        $ 250,311            $ 9,491
  Interest                                             3,371                 40
  Security Lending                                       205                 49
--------------------------------------------------------------------------------
    Total Income                                     253,887              9,580
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Management and Administrative
      Institutional Shares                             5,875                102
      Institutional Plus Shares                        1,450                136
--------------------------------------------------------------------------------
    Total Expenses                                     7,325                238
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                246,562              9,342
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                        (456,755)           (15,349)
  Futures Contracts                                  (34,996)              (607)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                            (491,751)           (15,956)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                           (4,670,950)          (166,544)
  Futures Contracts                                   (8,335)              (215)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)  (4,679,285)          (166,759)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $(4,924,474)         $(173,373)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

================================================================================================================
                                                               INSTITUTIONAL          INSTITUTIONAL TOTAL STOCK
                                                                 INDEX FUND                MARKET INDEX FUND
                                                    ----------------------------   -----------------------------
                                                      SIX MONTHS            YEAR     SIX MONTHS
                                                           ENDED           ENDED          ENDED       MAY 31* TO
                                                   JUNE 30, 2002   DEC. 31, 2001  JUNE 30, 2002    DEC. 31, 2001
                                                           (000)           (000)          (000)            (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 246,562       $ 446,801        $ 9,342          $ 9,685
  Realized Net Gain (Loss)                             (491,751)        415,039        (15,956)         (10,648)
  Change in Unrealized Appreciation (Depreciation)   (4,679,285)     (5,349,860)      (166,759)         (29,855)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        (4,924,474)     (4,488,020)      (173,373)         (30,818)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Institutional Shares                               (148,865)       (304,616)        (1,975)          (2,122)
    Institutional Plus Shares                           (76,934)       (142,437)        (6,443)          (7,587)
  Realized Capital Gain
    Institutional Shares                                     --              --             --               --
    Institutional Plus Shares                                --              --             --               --
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                (225,799)       (447,053)        (8,418)          (9,709)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Institutional Shares                                  768,484       1,140,263        (15,579)         352,599
  Institutional Plus Shares                           1,595,823       2,137,346        (78,552)       1,235,383
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from
  Capital Share Transactions                          2,364,307       3,277,609        (94,131)       1,587,982
----------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                          (2,785,966)     (1,657,464)      (275,922)       1,547,455
----------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                35,513,306      37,170,770      1,547,455               --
----------------------------------------------------------------------------------------------------------------
  End of Period                                     $32,727,340     $35,513,306     $1,271,533       $1,547,455
================================================================================================================

*Inception.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

=============================================================================================================
INSTITUTIONAL INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING             SIX MONTHS ENDED    -----------------------------------------------------
THROUGHOUT EACH PERIOD                 JUNE 30, 2002      2001      2000        1999        1998         1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $104.89   $120.72      $134.02  $112.85     $ 89.56       $68.86
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                        .687     1.374     1.403       1.501       1.429        1.391
  Net Realized and Unrealized Gain (Loss)
    on Investments                          (14.467)  (15.829)  (13.303)     22.143      24.177       21.415
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations        (13.780)  (14.455)  (11.900)     23.644      25.606       22.806
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income        (.630)   (1.375)   (1.400)     (1.514)     (1.416)      (1.391)
  Distributions from Realized Capital Gains      --        --        --       (.960)      (.900)       (.715)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                       (.630)   (1.375)   (1.400)     (2.474)     (2.316)      (2.106)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 90.48   $104.89   $120.72     $134.02     $112.85       $89.56
=============================================================================================================
TOTAL RETURN                                 -13.18%   -11.93%    -8.95%      21.17%      28.79%       33.36%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)      $21,522   $24,165   $26,406     $28,918     $22,338      $15,348
  Ratio of Total Expenses to
    Average Net Assets                       0.05%**     0.05%     0.06%       0.06%       0.06%        0.06%
  Ratio of Net Investment Income to
    Average Net Assets                       1.40%**     1.27%     1.10%       1.25%       1.46%        1.77%
  Portfolio Turnover Rate*                      4%**        8%       11%         14%         11%           7%
=============================================================================================================

*Portfolio turnover rates excluding in-kind redemptions were 4%, 5%, 7%, 3%, 7%, and 6%, respectively.
**Annualized.

=============================================================================================================
INSTITUTIONAL INDEX FUND INSTITUTIONAL PLUS SHARES
-------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS           YEAR ENDED DECEBMER 31,             JULY 7* TO
FOR A SHARE OUTSTANDING                        ENDED   -----------------------------------------     DEC. 31,
THROUGHOUT EACH PERIOD                 JUNE 30, 2002      2001      2000        1999        1998         1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $104.89   $120.72   $134.02     $112.85     $ 89.56      $84.91
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                        .699     1.405     1.449       1.542       1.464         .681
  Net Realized and Unrealized Gain (Loss)
    on Investments                          (14.467)  (15.829)  (13.302)     22.143      24.177        5.455
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations        (13.768)  (14.424)  (11.853)     23.685      25.641        6.136
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income        (.642)   (1.406)   (1.447)     (1.555)     (1.451)       (.866)
  Distributions from Realized Capital Gains      --        --        --       (.960)      (.900)       (.620)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                       (.642)   (1.406)   (1.447)     (2.515)     (2.351)      (1.486)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 90.48   $104.89   $120.72     $134.02     $112.85       $89.56
=============================================================================================================
TOTAL RETURN                                 -13.17%   -11.90%    -8.92%      21.21%      28.83%        7.29%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)      $11,206   $11,349   $10,765      $6,861      $4,951       $3,488
  Ratio of Total Expenses to
    Average Net Assets                      0.025%**    0.025%    0.025%      0.025%      0.025%     0.025%**
  Ratio of Net Investment Income to
    Average Net Assets                       1.42%**     1.31%     1.14%       1.29%       1.49%      1.72%**
  Portfolio Turnover Rate+                      4%**        8%       11%         14%         11%           7%
=============================================================================================================

*Inception.
**Annualized.
+Portfolio turnover rates excluding in-kind redemptions were 4%, 5%, 7%, 3%, 7%, and 6%, respectively.

====================================================================================
INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------
                                                         SIX MONTHS      AUG. 31* TO
                                                              ENDED         DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        JUNE 30, 2002             2001
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $23.10           $22.72
------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .145             .098
  Net Realized and Unrealized Gain (Loss) on Investments    (2.865)            .421
------------------------------------------------------------------------------------
    Total from Investment Operations                        (2.720)            .519
------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.130)           (.139)
  Distributions from Realized Capital Gains                     --               --
------------------------------------------------------------------------------------
    Total Distributions                                      (.130)           (.139)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $20.25           $23.10
====================================================================================
TOTAL RETURN                                                -11.81%            2.33%
====================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $299             $358
  Ratio of Total Expenses to Average Net Assets             0.06%**          0.06%**
  Ratio of Net Investment Income to Average Net Assets      1.28%**          1.33%**
  Portfolio Turnover Rate                                      4%**              15%
====================================================================================

*Inception.
**Annualized.

====================================================================================
INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL PLUS SHARES
------------------------------------------------------------------------------------
                                                         SIX MONTHS       MAY 31* TO
                                                              ENDED         DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        JUNE 30, 2002             2001
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $23.10           $25.00
------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .149             .151
  Net Realized and Unrealized Gain (Loss) on Investments    (2.865)          (1.900)
------------------------------------------------------------------------------------
    Total from Investment Operations                        (2.716)          (1.749)
------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.134)           (.151)
  Distributions from Realized Capital Gains                     --               --
------------------------------------------------------------------------------------
    Total Distributions                                      (.134)           (.151)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $20.25           $23.10
====================================================================================
TOTAL RETURN                                                -11.80%           -6.96%
====================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $972           $1,189
  Ratio of Total Expenses to Average Net Assets            0.025%**         0.025%**
  Ratio of Net Investment Income to Average Net Assets      1.32%**          1.36%**
  Portfolio Turnover Rate                                      4%**              15%
====================================================================================

*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Institutional U.S. Stock Index Funds comprise the Institutional Index and Institutional Total Stock Market Index Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Institutional Index Fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $10 million and $200 million, respectively. The Institutional Total Stock Market Index Fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $200 million and $500 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P 500 Index futures contracts; the Institutional Total Stock Market Index Fund also uses S&P MidCap 400 Index and Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of each fund, or, for shareholder services, each class of shares. The funds' trustees and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 2002, purchases and sales of investment securities, other than temporary cash investments, were:

--------------------------------------------------------------------------------
                                                                  (000)
                                                       -------------------------
FUND                                                   PURCHASES           SALES
--------------------------------------------------------------------------------
Institutional Index                                   $3,414,402        $757,642
Institutional Total Stock Market Index                    27,087         115,662
--------------------------------------------------------------------------------

     During the six months ended June 30, 2002, the Institutional Index Fund realized $124,752,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     At December 31, 2001, the Institutional Index and Institutional Total Stock Market Index Funds had the following realized losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                          CAPITAL LOSS
                                                  ------------------------------
                                                              EXPIRATION: FISCAL
                                                  AMOUNT          YEAR(S) ENDING
FUND                                               (000)             DECEMBER 31
--------------------------------------------------------------------------------
Institutional Index                             $489,396               2008-2010
Institutional Total Stock Market Index            10,238               2009-2010
--------------------------------------------------------------------------------

D. At June 30, 2002, net unrealized depreciation of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                       (000)
                                    --------------------------------------------
                                                                  NET UNREALIZED
                                     APPRECIATED   DEPRECIATED      APPRECIATION
FUND                                  SECURITIES    SECURITIES    (DEPRECIATION)
--------------------------------------------------------------------------------
Institutional Index                  $5,888,349    $(5,903,586)       $ (15,237)
Institutional Total Stock Market Index   81,290       (277,877)        (196,587)
--------------------------------------------------------------------------------

     At June 30, 2002, the aggregate  settlement value of open futures contracts
expiring   in   September   2002  and  the   related   unrealized   appreciation
(depreciation) were:

--------------------------------------------------------------------------------
                                                        (000)
                                  ----------------------------------------------
                                                  AGGREGATE           UNREALIZED
                                     NUMBER OF   SETTLEMENT         APPRECIATION
FUND/FUTURES CONTRACTS          LONG CONTRACTS        VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
Institutional Index/
  S&P 500 Index                            842     $208,416             $(5,566)

Institutional Total Stock Market Index/
  S&P 500 Index                              8        1,980                  (3)
  S&P MidCap 400 Index                       3          735                 (25)
  Russell 2000 Index                         1          232                   1
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

E. The market value of securities on loan to broker/dealers at June 30, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                              (000)
                                                 -------------------------------
                                                 MARKET VALUE               CASH
                                                    OF LOANED         COLLATERAL
FUND                                               SECURITIES           RECEIVED
--------------------------------------------------------------------------------
Institutional Index                                   $33,936            $44,472
Institutional Total Stock Market Index                  1,453              2,493
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

============================================================================================================
                                                              SIX MONTHS ENDED               YEAR ENDED
                                                                JUNE 30, 2002             DECEMBER 31, 2001
                                                          ------------------------     ---------------------
                                                            AMOUNT        SHARES         AMOUNT       SHARES
                                                             (000)         (000)          (000)        (000)
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL INDEX FUND
Institutional Shares
  Issued                                               $3,345,401        33,287     $6,969,062       64,258
  Issued in Lieu of Cash Distributions                    131,505         1,356        268,537        2,648
  Redeemed                                             (2,708,422)      (27,157)    (6,097,336)     (55,274)
                                                        ----------------------------------------------------
    Net Increase (Decrease)--Institutional Shares         768,484         7,486      1,140,263       11,632
                                                        ----------------------------------------------------
Institutional Plus Shares
  Issued                                                2,339,457        23,262      4,168,261       38,104
  Issued in Lieu of Cash Distributions                     64,796           669        133,352        1,316
  Redeemed                                               (808,430)       (8,279)    (2,164,267)     (20,402)
                                                        ----------------------------------------------------
    Net Increase (Decrease)--Institutional Plus Shares  1,595,823        15,652      2,137,346       19,018
                                                        ----------------------------------------------------
INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
Institutional Shares
  Issued                                                 $ 16,652           745      $ 385,138       17,060
  Issued in Lieu of Cash Distributions                      1,975            91          2,122           99
  Redeemed                                                (34,206)       (1,566)       (34,661)      (1,644)
                                                        ----------------------------------------------------
    Net Increase (Decrease)--Institutional Shares         (15,579)         (730)       352,599       15,515
                                                        ----------------------------------------------------
Institutional Plus Shares
  Issued                                                    1,063            48      1,323,042       55,252
  Issued in Lieu of Cash Distributions                      1,159            53          1,235           57
  Redeemed                                                (80,774)       (3,573)       (88,894)      (3,832)
                                                        ----------------------------------------------------
    Net Increase (Decrease)--Institutional Plus Shares    (78,552)       (3,472)     1,235,383       51,477
------------------------------------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
================================================================================
TRUSTEES (YEAR ELECTED)
JOHN J. BRENNAN (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[SHIP LOGO]
THE VANGUARD GROUP (R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R),  Standard & Poor's  500,  and S&P MidCap 400 are  trademarks  of The
McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

WORLD WIDE WEB
WWW.VANGUARD.COM

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q942 082002
================================================================================
                VANGUARD(R)INSTITUTIONAL U.S. STOCK INDEX FUNDS

                  INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS * JUNE 30, 2002 (UNAUDITED)
The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
================================================================================
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.6%)(1)
--------------------------------------------------------------------------------
* Microsoft Corp.                               605,790            $      33,137
  General Electric Co.                        1,112,867                   32,329
  ExxonMobil Corp.                              759,115                   31,063
  Wal-Mart Stores, Inc.                         497,507                   27,368
  Pfizer, Inc.                                  700,379                   24,513
  Citigroup, Inc.                               576,589                   22,343
  American International
    Group, Inc.                                 292,601                   19,964
  Johnson & Johnson                             336,785                   17,600
  The Coca-Cola Co.                             278,125                   15,575
  International Business
    Machines Corp.                              190,932                   13,747
  Intel Corp.                                   749,284                   13,689
  Procter & Gamble Co.                          145,055                   12,953
  Merck & Co., Inc.                             253,492                   12,837
  Verizon Communications                        304,859                   12,240
  Bank of America Corp.                         171,850                   12,091
* Berkshire Hathaway Inc.
    Class A                                         172                   11,490
* Cisco Systems, Inc.                           819,957                   11,438
  SBC Communications Inc.                       374,222                   11,414
  ChevronTexaco Corp.                           119,038                   10,535
  Philip Morris Cos., Inc.                      238,896                   10,435
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Home Depot, Inc.                              262,976             $      9,659
  Wells Fargo & Co.                             191,111                    9,567
  PepsiCo, Inc.                                 197,848                    9,536
* Viacom Inc. Class B                           198,445                    8,805
  Fannie Mae                                    111,221                    8,203
* Dell Computer Corp.                           290,664                    7,598
  Wyeth                                         147,895                    7,572
  J.P. Morgan Chase & Co.                       222,667                    7,553
* AOL Time Warner Inc.                          498,306                    7,330
  Eli Lilly & Co.                               125,358                    7,070
  BellSouth Corp.                               210,596                    6,634
  Abbott Laboratories                           174,570                    6,573
  Wachovia Corp.                                153,054                    5,844
* Oracle Corp.                                  615,083                    5,825
  Medtronic, Inc.                               135,488                    5,806
  Bristol-Myers Squibb Co.                      216,761                    5,571
  Pharmacia Corp.                               144,676                    5,418
  American Express Co.                          149,137                    5,417
  3M Co.                                         43,441                    5,343
  Morgan Stanley                                122,902                    5,295
  Hewlett-Packard Co.                           339,395                    5,186
  Bank One Corp.                                131,205                    5,049
  U.S. Bancorp                                  213,993                    4,997
  E.I. du Pont de Nemours & Co.                 111,163                    4,936
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  Anheuser-Busch Cos., Inc.                      97,966                   $4,898
* Amgen, Inc.                                   115,912                    4,854
  Freddie Mac                                    78,140                    4,782
  Texas Instruments, Inc.                       194,889                    4,619
  AT&T Corp.                                    425,596                    4,554
  Walgreen Co.                                  114,485                    4,423
  Fifth Third Bancorp                            65,582                    4,371
  The Walt Disney Co.                           228,078                    4,311
  The Boeing Co.                                 93,673                    4,215
  Schering-Plough Corp.                         164,347                    4,043
  McDonald's Corp.                              141,916                    4,038
  Washington Mutual, Inc.                       108,282                    4,018
  Gillette Co.                                  118,266                    4,006
  Lowe's Cos., Inc.                              86,667                    3,935
  Merrill Lynch & Co., Inc.                      96,420                    3,905
  Target Corp.                                  101,137                    3,853
  FleetBoston Financial Corp.                   117,170                    3,790
  Motorola, Inc.                                254,953                    3,676
  Kimberly-Clark Corp.                           57,903                    3,590
  United Technologies Corp.                      52,786                    3,584
  Dow Chemical Co.                              101,774                    3,499
* Applied Materials, Inc.                       183,172                    3,484
  Lockheed Martin Corp.                          50,054                    3,479
  General Motors Corp.                           62,684                    3,350
  Ford Motor Co.                                203,820                    3,261
  Honeywell International Inc.                   91,767                    3,233
  First Data Corp.                               85,512                    3,181
  UnitedHealth Group Inc.                        34,528                    3,161
  MBNA Corp.                                     95,560                    3,160
  Alcoa Inc.                                     94,789                    3,142
  Cardinal Health, Inc.                          50,553                    3,104
  Colgate-Palmolive Co.                          61,392                    3,073
  Automatic Data Processing, Inc.                69,534                    3,028
  Schlumberger Ltd.                              64,382                    2,994
  Baxter International, Inc.                     66,634                    2,961
  Marsh & McLennan Cos., Inc.                    30,588                    2,955
  Allstate Corp.                                 79,136                    2,926
  Duke Energy Corp.                              92,716                    2,883
  The Bank of New York Co., Inc.                 81,768                    2,760
  HCA Inc.                                       57,636                    2,738
* Liberty Media Corp.                           267,824                    2,678
  United Parcel Service, Inc.                    43,218                    2,669
* Kohl's Corp.                                   37,468                    2,626
* Tenet Healthcare Corp.                         36,361                    2,602
  Household International, Inc.                  50,961                    2,533
  Emerson Electric Co.                           47,034                    2,517
* Comcast Corp.-Special Class A                 105,544                    2,516
  Phillips Petroleum Co.                         42,667                    2,512
  General Dynamics Corp.                         22,500                    2,393
* QUALCOMM Inc.                                  86,520                    2,378
  International Paper Co.                        53,889                    2,348
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Illinois Tool Works, Inc.                      34,356          $         2,347
  Metropolitan Life Insurance Co.                79,259                    2,283
  National City Corp.                            68,501                    2,278
  Gannett Co., Inc.                              29,894                    2,269
* Clear Channel
    Communications, Inc.                         68,309                    2,187
  SunTrust Banks, Inc.                           32,157                    2,178
  Southern Co.                                   78,402                    2,148
* Prudential Financial, Inc.                     64,300                    2,145
  BB&T Corp.                                     54,001                    2,084
  Sysco Corp.                                    74,796                    2,036
  Electronic Data Systems Corp.                  53,806                    1,999
* Costco Wholesale Corp.                         51,114                    1,974
  Dominion Resources, Inc.                       29,899                    1,973
  Conoco Inc.                                    70,624                    1,963
  Sears, Roebuck & Co.                           35,367                    1,920
* eBay Inc.                                      31,146                    1,919
  Caterpillar, Inc.                              38,754                    1,897
  Exelon Corp.                                   36,221                    1,894
* EMC Corp.                                     249,964                    1,887
* Cendant Corp.                                 117,308                    1,863
  AFLAC Inc.                                     57,859                    1,851
* Sun Microsystems, Inc.                        366,060                    1,834
  Sara Lee Corp.                                 88,854                    1,834
  General Mills, Inc.                            41,285                    1,820
  Waste Management, Inc.                         69,693                    1,816
  Carnival Corp.                                 65,390                    1,811
  Raytheon Co.                                   43,964                    1,792
* AT&T Wireless Services Inc.                   305,029                    1,784
  FedEx Corp.                                    33,258                    1,776
* The Kroger Co.                                 89,182                    1,775
* Cox Communications, Inc. Class A               64,307                    1,772
  Union Pacific Corp.                            27,946                    1,768
  Harley-Davidson, Inc.                          34,138                    1,750
* Concord EFS, Inc.                              57,498                    1,733
  Charles Schwab Corp.                          154,277                    1,728
  Lehman Brothers Holdings, Inc.                 27,196                    1,700
  SLM Corp.                                      17,336                    1,680
  ConAgra Foods, Inc.                            59,972                    1,658
  PNC Financial Services Group                   31,633                    1,654
  ALLTEL Corp.                                   35,148                    1,652
  The Hartford Financial
    Services Group Inc.                          27,751                    1,650
  The Goldman Sachs Group, Inc.                  22,445                    1,646
  Kellogg Co.                                    45,907                    1,646
  State Street Corp.                             36,665                    1,639
  NIKE, Inc. Class B                             30,328                    1,627
  H.J. Heinz Co.                                 39,173                    1,610
* Safeway, Inc.                                  54,339                    1,586
  Mellon Financial Corp.                         49,495                    1,556
  Weyerhaeuser Co.                               24,323                    1,553
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Northrop Grumman Corp.                         12,408                $   1,551
  CIGNA Corp.                                    15,885                    1,548
  TXU Corp.                                      30,004                    1,542
  Capital One Financial Corp.                    24,344                    1,486
  Masco Corp.                                    54,523                    1,478
  Tribune Co.                                    33,712                    1,466
  American Electric Power Co., Inc.              36,349                    1,455
  Progressive Corp. of Ohio                      24,856                    1,438
* Forest Laboratories, Inc.                      20,177                    1,429
  Equity Office Properties Trust REIT            46,905                    1,412
  Wm. Wrigley Jr. Co.                            25,465                    1,409
  Albertson's, Inc.                              46,027                    1,402
  Southwest Airlines Co.                         86,577                    1,399
  The Gap, Inc.                                  98,101                    1,393
* Maxim Integrated Products, Inc.                36,178                    1,387
  Avon Products, Inc.                            26,403                    1,379
* Micron Technology, Inc.                        67,892                    1,374
* Immunex Corp.                                  61,426                    1,372
  Anadarko Petroleum Corp.                       27,822                    1,372
  The Chubb Corp.                                19,261                    1,364
  CVS Corp.                                      44,135                    1,351
* Boston Scientific Corp.                        45,663                    1,339
  Paychex, Inc.                                  42,503                    1,330
  The McGraw-Hill Cos., Inc.                     21,879                    1,306
* Best Buy Co., Inc.                             35,944                    1,305
  KeyCorp                                        47,771                    1,304
  Kraft Foods Inc.                               31,655                    1,296
  Air Products & Chemicals, Inc.                 25,601                    1,292
  Progress Energy, Inc.                          24,785                    1,289
  Deere & Co.                                    26,880                    1,288
  El Paso Corp.                                  62,359                    1,285
  Burlington Northern
    Santa Fe Corp.                               42,691                    1,281
  Campbell Soup Co.                              46,238                    1,279
  Baker Hughes, Inc.                             38,098                    1,268
  Occidental Petroleum Corp.                     42,206                    1,266
* WellPoint Health Networks Inc.
    Class A                                      16,242                    1,264
  Franklin Resources Corp.                       29,520                    1,259
* The Principal Financial Group, Inc.            40,600                    1,259
  Limited Brands, Inc.                           58,368                    1,243
* Bed Bath & Beyond, Inc.                        32,860                    1,240
* Agilent Technologies, Inc.                     52,398                    1,239
* Analog Devices, Inc.                           41,303                    1,227
  Comerica, Inc.                                 19,704                    1,210
  TJX Cos., Inc.                                 60,832                    1,193
  FPL Group, Inc.                                19,872                    1,192
  Stryker Corp.                                  22,231                    1,190
  Golden West Financial Corp.                    17,287                    1,189
  PPG Industries, Inc.                           19,074                    1,181
* Intuit, Inc.                                   23,591                    1,173
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  John Hancock Financial
    Services, Inc.                               33,274             $      1,171
  Newmont Mining Corp.
    (Holding Company)                            44,235                    1,165
  Linear Technology Corp.                        35,822                    1,126
  Loews Corp.                                    21,227                    1,125
  FirstEnergy Corp.                              33,630                    1,123
  Transocean Inc.                                36,031                    1,122
  Danaher Corp.                                  16,748                    1,111
  Northern Trust Corp.                           25,166                    1,109
  Coca-Cola Enterprises, Inc.                    50,191                    1,108
  Pitney Bowes, Inc.                             27,296                    1,084
* Starbucks Corp.                                43,269                    1,075
  Sprint Corp.                                  100,479                    1,066
  The Clorox Co.                                 25,715                    1,063
  McKesson Corp.                                 32,510                    1,063
  May Department Stores Co.                      32,250                    1,062
  Entergy Corp.                                  25,006                    1,061
  Newell Rubbermaid, Inc.                        30,200                    1,059
  Interpublic Group of Cos., Inc.                42,727                    1,058
* Guidant Corp.                                  34,505                    1,043
  Praxair, Inc.                                  18,291                    1,042
  Marriott International, Inc. Class A           27,297                    1,039
  Computer Associates
    International, Inc.                          65,243                    1,037
* Electronic Arts Inc.                           15,600                    1,030
* General Motors Corp. Class H                   99,048                    1,030
* Staples, Inc.                                  52,278                    1,030
  Mattel, Inc.                                   48,744                    1,025
  SouthTrust Corp.                               39,188                    1,024
  Norfolk Southern Corp.                         43,764                    1,023
  Unocal Corp.                                   27,604                    1,020
  Rohm & Haas Co.                                24,953                    1,010
  Becton, Dickinson & Co.                        29,241                    1,007
  Public Service Enterprise
    Group, Inc.                                  23,258                    1,007
  Consolidated Edison Inc.                       23,939                      999
* Yahoo! Inc.                                    65,884                      972
  The Pepsi Bottling Group, Inc.                 31,486                      970
  Eastman Kodak Co.                              33,041                      964
  Hershey Foods Corp.                            15,324                      963
  Omnicom Group Inc.                             21,019                      963
* Yum! Brands, Inc.                              32,864                      961
  Allergan, Inc.                                 14,394                      961
  H & R Block, Inc.                              20,646                      953
  Marathon Oil Corp.                             34,943                      948
  Archer-Daniels-Midland Co.                     73,993                      946
  Cintas Corp.                                   19,130                      945
  Fortune Brands, Inc.                           16,876                      944
* Quest Diagnostics, Inc.                        10,930                      941
* KLA-Tencor Corp.                               21,150                      930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  MBIA, Inc.                                     16,454                 $    930
* AutoZone Inc.                                  12,006                      928
* Computer Sciences Corp.                        19,389                      927
  St. Paul Cos., Inc.                            23,425                      912
  Synovus Financial Corp.                        32,961                      907
* USA Interactive                                38,666                      907
  Regions Financial Corp.                        25,736                      905
  AmSouth Bancorp                                40,355                      903
  M & T Bank Corp.                               10,510                      901
* Veritas Software Corp.                         45,339                      897
  Aon Corp.                                      30,413                      897
  Apache Corp.                                   15,591                      896
  AmerisourceBergen Corp.                        11,753                      893
  New York Times Co. Class A                     17,183                      886
  Lincoln National Corp.                         20,952                      880
  Equity Residential REIT                        30,580                      879
  Charter One Financial, Inc.                    25,414                      874
  Ingersoll-Rand Co.                             18,951                      865
  Burlington Resources, Inc.                     22,718                      863
  Devon Energy Corp.                             17,512                      863
* Federated Department Stores, Inc.              21,709                      862
  Cincinnati Financial Corp.                     18,480                      860
  Moody's Corp.                                  17,227                      857
* Xilinx, Inc.                                   38,068                      854
  CSX Corp.                                      24,241                      850
  DTE Energy Co.                                 18,766                      838
* Genentech, Inc.                                24,986                      837
* SunGard Data Systems, Inc.                     31,592                      837
  Delphi Corp.                                   63,337                      836
  UnionBanCal Corp.                              17,693                      829
  Biomet, Inc.                                   30,545                      828
  Amerada Hess Corp.                             10,006                      825
  MGIC Investment Corp.                          12,113                      821
  TRW, Inc.                                      14,288                      812
* Univision Communications Inc.                  25,832                      811
  Jefferson-Pilot Corp.                          17,139                      809
  Ambac Financial Group, Inc.                    11,989                      808
  Johnson Controls, Inc.                          9,893                      807
  Dover Corp.                                    22,963                      804
* Lexmark International, Inc.                    14,654                      797
* Fiserv, Inc.                                   21,554                      791
  Aetna Inc.                                     16,487                      791
* Zimmer Holdings, Inc.                          22,056                      787
* PG&E Corp.                                     43,957                      786
* Anthem, Inc.                                   11,630                      785
  Halliburton Co.                                48,850                      779
  Avery Dennison Corp.                           12,405                      778
* Apollo Group, Inc. Class A                     19,573                      771
  Adobe Systems, Inc.                            26,847                      765
* Chiron Corp.                                   21,450                      757
  MeadWestvaco Corp.                             22,473                      754
  Marshall & Ilsley Corp.                        24,276                      751
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Fox Entertainment Group, Inc.
    Class A                                      34,352               $      747
  Union Planters Corp.                           23,079                      747
  Xcel Energy, Inc.                              44,374                      744
* MedImmune Inc.                                 28,166                      744
* Siebel Systems, Inc.                           52,194                      742
  Starwood Hotels & Resorts
    Worldwide, Inc.                              22,428                      738
  Molex, Inc.                                    21,968                      737
* Laboratory Corp. of
    America Holdings                             16,092                      735
  North Fork Bancorp, Inc.                       18,391                      732
  Textron, Inc.                                  15,596                      731
  GlobalSantaFe Corp.                            26,674                      730
* St. Jude Medical, Inc.                          9,794                      724
  Dollar General Corp.                           38,020                      724
* Gilead Sciences, Inc.                          22,002                      723
  Simon Property Group, Inc. REIT                19,460                      717
  ITT Industries, Inc.                           10,104                      713
* Affiliated Computer Services, Inc.
    Class A                                      14,940                      709
* Apple Computer, Inc.                           40,028                      709
  UnumProvident Corp.                            27,441                      698
* Biogen, Inc.                                   16,783                      695
* Amazon.com, Inc.                               42,737                      694
  Family Dollar Stores, Inc.                     19,520                      688
  Genuine Parts Co.                              19,716                      687
  Cinergy Corp.                                  18,943                      682
  E.W. Scripps Co. Class A                        8,817                      679
  Bear Stearns Co., Inc.                         11,001                      672
  Countrywide Credit Industries, Inc.            13,917                      671
  Ecolab, Inc.                                   14,500                      670
  Ameren Corp.                                   15,580                      670
* CNA Financial Corp.                            25,133                      666
  J.C. Penney Co., Inc.
    (Holding Company)                            29,860                      659
  UST, Inc.                                      19,076                      649
  Georgia Pacific Group                          26,183                      644
* Lucent Technologies, Inc.                     387,430                      643
  Parker Hannifin Corp.                          13,261                      634
  Plum Creek Timber Co. Inc. REIT                20,672                      633
* Edison International                           37,017                      629
* DST Systems, Inc.                              13,744                      628
  Tyson Foods, Inc.                              40,175                      623
* King Pharmaceuticals, Inc.                     27,935                      622
* Microchip Technology, Inc.                     22,587                      620
* American Standard Cos., Inc.                    8,202                      616
* IDEC Pharmaceuticals Corp.                     17,357                      615
  Kerr-McGee Corp.                               11,353                      608
* MGM Mirage, Inc.                               17,943                      606
  National Commerce
    Financial Corp.                              23,014                      605
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* BJ Services Co.                                17,862                $     605
  Knight Ridder                                   9,609                      605
  IMS Health, Inc.                               33,435                      600
  Washington Post Co. Class B                     1,092                      595
  KeySpan Corp.                                  15,758                      593
* Altera Corp.                                   43,506                      592
* National Semiconductor Corp.                   20,262                      591
  Hilton Hotels Corp.                            42,061                      585
  RadioShack Corp.                               19,408                      583
* Office Depot, Inc.                             34,689                      583
* Sabre Holdings Corp.                           16,232                      581
  Tiffany & Co.                                  16,479                      580
  Nucor Corp.                                     8,900                      579
  PACCAR, Inc.                                   12,991                      577
* Noble Corp.                                    14,937                      577
* L-3 Communications Holdings, Inc.              10,650                      575
  Eaton Corp.                                     7,897                      575
* International Game Technology                  10,119                      574
  Reliant Energy, Inc.                           33,941                      574
* Solectron Corp.                                93,068                      572
* Xerox Corp.                                    81,903                      571
  Rockwell Collins, Inc.                         20,729                      568
* HealthSouth Corp.                              44,411                      568
* Nabors Industries, Inc.                        16,058                      564
* Harrah's Entertainment, Inc.                   12,670                      562
  Weatherford International Ltd.                 12,986                      561
  Golden State Bancorp Inc.                      15,389                      558
* Novellus Systems, Inc.                         16,386                      557
* Health Management Associates
    Class A                                      27,614                      556
  Green Point Financial Corp.                    11,284                      554
  PPL Corp.                                      16,654                      551
  R.J. Reynolds Tobacco
    Holdings, Inc.                               10,248                      551
  Huntington Bancshares Inc.                     28,241                      548
  First Tennessee National Corp.                 14,316                      548
  Zions Bancorp                                  10,475                      546
  Brown-Forman Corp. Class B                      7,868                      543
  Vornado Realty Trust REIT                      11,756                      543
  Constellation Energy Group, Inc.               18,511                      543
* SPX Corp.                                       4,608                      541
  Torchmark Corp.                                14,079                      538
  W.W. Grainger, Inc.                            10,707                      536
* Jones Apparel Group, Inc.                      14,304                      536
  Kinder Morgan, Inc.                            13,974                      531
  Archstone-Smith Trust REIT                     19,859                      530
* AutoNation, Inc.                               36,357                      527
* Qwest Communications
    International Inc.                          188,102                      527
* Symantec Corp.                                 15,998                      526
* Broadcom Corp.                                 29,927                      525
  ProLogis REIT                                  20,136                      524
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Popular, Inc.                                  15,540                  $   523
  Sherwin-Williams Co.                           17,474                      523
  EOG Resources, Inc.                            13,117                      521
  Leggett & Platt, Inc.                          22,214                      520
* Weight Watchers International, Inc.            11,953                      520
  Sempra Energy                                  23,457                      519
  Estee Lauder Cos. Class A                      14,688                      517
  Radian Group, Inc.                             10,608                      516
* PeopleSoft, Inc.                               34,578                      515
  NiSource, Inc.                                 23,500                      513
* Dollar Tree Stores, Inc.                       12,870                      507
* EchoStar Communications Corp.
    Class A                                      27,304                      507
  Vulcan Materials Co.                           11,468                      500
* Sprint PCS                                    111,598                      499
  Whirlpool Corp.                                 7,603                      497
  Darden Restaurants Inc.                        20,098                      496
  VF Corp.                                       12,607                      494
  American Water Works Co., Inc.                 11,359                      491
  Compass Bancshares Inc.                        14,532                      488
  Public Storage, Inc. REIT                      13,131                      487
* Teradyne, Inc.                                 20,685                      486
  Transatlantic Holdings, Inc.                    6,026                      482
  CenturyTel, Inc.                               16,200                      478
  Applied Biosystems Group-
    Applera Corp.                                24,359                      475
  ServiceMaster Co.                              34,534                      474
  Wendy's International, Inc.                    11,876                      473
* Jabil Circuit, Inc.                            22,288                      471
* Network Appliance, Inc.                        37,865                      470
  T. Rowe Price Group Inc.                       14,155                      465
* Genzyme Corp.-General Division                 24,172                      465
* Brocade Communications
    Systems, Inc.                                26,564                      464
* Robert Half International, Inc.                19,900                      464
* Oxford Health Plans, Inc.                       9,966                      463
* Synopsys, Inc.                                  8,430                      462
  Dow Jones & Co., Inc.                           9,533                      462
* Mohawk Industries, Inc.                         7,467                      459
* BMC Software, Inc.                             27,661                      459
  Valero Energy Corp.                            12,209                      457
  Stilwell Financial, Inc.                       25,037                      456
  SAFECO Corp.                                   14,734                      455
* Express Scripts Inc.                            9,076                      455
  Mylan Laboratories, Inc.                       14,452                      453
* BISYS Group, Inc.                              13,558                      451
  Federated Investors, Inc.                      13,055                      451
  Circuit City Stores, Inc.                      23,959                      449
* CDW Computer Centers, Inc.                      9,585                      449
  Lennar Corp.                                    7,330                      449
* Cadence Design Systems, Inc.                   27,779                      448
  Equifax, Inc.                                  16,423                      443
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  Hudson City Bancorp, Inc.                      22,282                $     443
  Black & Decker Corp.                            9,181                      443
* ChoicePoint Inc.                                9,657                      439
* BEA Systems, Inc.                              45,893                      436
* Pactiv Corp.                                   18,373                      435
  Duke Realty Corp. REIT                         15,008                      434
  TECO Energy, Inc.                              17,522                      434
  Banknorth Group, Inc.                          16,543                      430
* Smurfit-Stone Container Corp.                  27,871                      430
* Caremark Rx, Inc.                              25,986                      429
  Apartment Investment &
    Management Co. Class A REIT                   8,712                      429
  Ocean Energy, Inc.                             19,750                      428
  D. R. Horton, Inc.                             16,396                      427
  Diamond Offshore Drilling, Inc.                14,974                      427
  TCF Financial Corp.                             8,689                      427
  Murphy Oil Corp.                                5,157                      425
  Sovereign Bancorp, Inc.                        28,446                      425
  Old Republic International Corp.               13,498                      425
  Royal Caribbean Cruises, Ltd.                  21,785                      425
* Travelers Property Casualty Corp.              23,857                      422
  Total System Services, Inc.                    22,447                      422
  Sigma-Aldrich Corp.                             8,367                      420
  Rockwell Automation, Inc.                      21,129                      419
  Engelhard Corp.                                14,760                      418
  ENSCO International, Inc.                      15,311                      417
  Cooper Industries, Inc. Class A                10,585                      416
  Boston Properties, Inc. REIT                   10,402                      416
* Trigon Healthcare, Inc.                         4,131                      415
* Toys R Us, Inc.                                23,726                      414
* Westwood One, Inc.                             12,339                      412
* JDS Uniphase Corp.                            152,845                      411
  McCormick & Co., Inc.                          15,950                      411
  Eastman Chemical Co.                            8,722                      409
* QLogic Corp.                                   10,678                      407
  Hillenbrand Industries, Inc.                    7,204                      405
  Telephone & Data Systems, Inc.                  6,664                      404
* Williams-Sonoma, Inc.                          13,144                      404
  The Stanley Works                               9,818                      403
  Centex Corp.                                    6,966                      403
* Waters Corp.                                   15,029                      401
* Vishay Intertechnology, Inc.                   18,072                      398
* Lincare Holdings, Inc.                         12,240                      395
  Kimco Realty Corp. REIT                        11,769                      394
* Patterson Dental Co.                            7,813                      393
  Expeditors International of
    Washington, Inc.                             11,850                      393
  The PMI Group Inc.                             10,262                      392
* Millennium Pharmaceuticals, Inc.               32,041                      389
  Pulte Homes, Inc.                               6,762                      389
* NCR Corp.                                      11,146                      388
* Smith International, Inc.                       5,688                      388
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Sealed Air Corp.                                9,625             $        388
  Liz Claiborne, Inc.                            12,162                      387
* PanAmSat Corp.                                 17,050                      385
  DPL Inc.                                       14,547                      385
  Pinnacle West Capital Corp.                     9,720                      384
  Hormel Foods Corp.                             16,014                      383
* Corning, Inc.                                 107,614                      382
* Health Net Inc.                                14,198                      380
* Advanced Micro Devices, Inc.                   39,092                      380
* Convergys Corp.                                19,500                      380
  Maytag Corp.                                    8,792                      375
  Ross Stores, Inc.                               9,186                      374
* Sanmina-SCI Corp.                              59,078                      373
  SCANA Corp.                                    12,031                      372
* Republic Services, Inc. Class A                19,486                      372
  Avalonbay Communities, Inc. REIT                7,917                      370
* Dean Foods Co.                                  9,882                      369
* LSI Logic Corp.                                42,049                      368
  SuperValu Inc.                                 14,962                      367
  Phelps Dodge Corp.                              8,877                      366
  Allegheny Energy, Inc.                         14,187                      365
  Hibernia Corp. Class A                         18,283                      362
  General Growth
    Properties Inc. REIT                          7,079                      361
  Fluor Corp.                                     9,199                      358
  R.R. Donnelley & Sons Co.                      12,931                      356
* Park Place Entertainment Corp.                 34,670                      355
  Legg Mason Inc.                                 7,218                      355
  A.G. Edwards & Sons, Inc.                       9,094                      353
  International Flavors &
    Fragrances, Inc.                             10,873                      353
* Brinker International, Inc.                    11,103                      353
* Triad Hospitals, Inc.                           8,318                      353
  The Goodyear Tire & Rubber Co.                 18,793                      352
  Temple-Inland Inc.                              6,074                      351
* Lamar Advertising Co. Class A                   9,426                      351
  Nordstrom, Inc.                                15,463                      350
  Williams Cos., Inc.                            58,318                      349
  Beckman Coulter, Inc.                           6,991                      349
  SEI Corp.                                      12,333                      347
  Fidelity National Financial, Inc.              10,851                      343
  Host Marriott Corp. REIT                       30,338                      343
  Bowater Inc.                                    6,276                      341
* Lear Corp.                                      7,364                      341
  Arthur J. Gallagher & Co.                       9,823                      340
  Wisconsin Energy Corp.                         13,440                      340
* Pioneer Natural Resources Co.                  12,982                      338
* Thermo Electron Corp.                          20,464                      338
* Universal Health Services Class B               6,888                      338
  Astoria Financial Corp.                        10,508                      337
  Fastenal Co.                                    8,702                      335
  The McClatchy Co. Class A                       5,168                      334
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  New York Community Bancorp, Inc.               12,306                 $    333
  C.R. Bard, Inc.                                 5,887                      333
  Commerce Bancorp, Inc.                          7,534                      333
* AES Corp.                                      61,379                      333
  Commerce Bancshares, Inc.                       7,507                      332
* Mirant Corp.                                   45,363                      331
  DENTSPLY International Inc.                     8,957                      331
* Unisys Corp.                                   36,725                      331
* Atmel Corp.                                    52,633                      329
  AVX Corp.                                      20,060                      328
* Hispanic Broadcasting Corp.                    12,527                      327
  Mercantile Bankshares Corp.                     7,948                      326
  C.H. Robinson Worldwide, Inc.                   9,684                      325
  Ashland, Inc.                                   7,977                      323
* Metro-Goldwyn-Mayer Inc.                       27,590                      323
  Manpower Inc.                                   8,778                      323
  Goodrich Corp.                                 11,750                      321
* BJ's Wholesale Club, Inc.                       8,335                      321
* Ceridian Corp.                                 16,822                      319
* Constellation Brands, Inc. Class A              9,948                      318
* First Health Group Corp.                       11,334                      318
* Fairchild Semiconductor Corp.                  13,074                      318
  Rouse Co. REIT                                  9,592                      316
* Varian Medical Systems, Inc.                    7,748                      314
* Barr Laboratories, Inc.                         4,930                      313
  Dana Corp.                                     17,111                      313
  Sonoco Products Co.                            11,019                      312
  Alberto-Culver Co. Class B                      6,521                      312
  Associated Banc-Corp                            8,265                      312
* Watson Pharmaceuticals, Inc.                   12,288                      311
* Outback Steakhouse                              8,807                      309
  Sunoco, Inc.                                    8,673                      309
* Network Associates, Inc.                       15,950                      307
  Valley National Bancorp                        11,043                      307
* Community Health Systems, Inc.                 11,439                      307
  Diebold, Inc.                                   8,220                      306
* Whole Foods Market, Inc.                        6,330                      305
  Mercury General Corp.                           6,259                      304
  White Mountains
    Insurance Group Inc.                            958                      303
  Energy East Corp.                              13,411                      303
* Humana Inc.                                    19,375                      303
* Cooper Cameron Corp.                            6,244                      302
  Northeast Utilities                            16,135                      301
  City National Corp.                             5,578                      300
  KB HOME                                         5,819                      300
  AMB Property Corp. REIT                         9,657                      299
* AMR Corp.                                      17,741                      299
* Tellabs, Inc.                                  47,172                      298
  Deluxe Corp.                                    7,661                      298
  Avnet, Inc.                                    13,526                      297
  Neuberger Berman Inc.                           8,118                      297
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Iron Mountain, Inc.                             9,627                  $   297
  Liberty Property Trust REIT                     8,484                      297
  Scientific-Atlanta, Inc.                       18,032                      297
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                           16,586                      296
* Certegy, Inc.                                   7,964                      295
* NEXTEL Communications, Inc.                    91,863                      295
  American National Insurance Co.                 3,053                      294
* Intersil Corp.                                 13,711                      293
* Calpine Corp.                                  41,651                      293
  Pall Corp.                                     14,091                      292
  XTO Energy, Inc.                               14,180                      292
* Energizer Holdings, Inc.                       10,589                      290
  Bemis Co., Inc.                                 6,102                      290
  Erie Indemnity Co. Class A                      7,154                      290
  First Virginia Banks, Inc.                      5,403                      290
  Dynegy, Inc.                                   39,966                      288
* Michaels Stores, Inc.                           7,362                      287
  Belo Corp. Class A                             12,644                      286
  iStar Financial Inc. REIT                      10,030                      286
* Cephalon, Inc.                                  6,299                      285
  Delta Air Lines, Inc.                          14,218                      284
* American Power
    Conversion Corp.                             22,478                      284
  Omnicare, Inc.                                 10,785                      283
  Allmerica Financial Corp.                       6,107                      282
  Brunswick Corp.                                10,073                      282
* NVIDIA Corp.                                   16,402                      282
* The Dunn & Bradstreet Corp.                     8,484                      280
* NVR, Inc.                                         863                      279
  John Nuveen Co. Class A                        10,816                      278
* Abercrombie & Fitch Co.                        11,479                      277
  Unitrin, Inc.                                   7,728                      276
  Lafarge North America Inc.                      7,836                      275
  The St. Joe Co.                                 9,162                      275
  Harris Corp.                                    7,557                      275
  Health Care Properties
    Investors REIT                                6,419                      274
* Coach, Inc.                                     4,983                      274
  NSTAR                                           6,103                      273
* TMP Worldwide, Inc.                            12,630                      272
* Manor Care, Inc.                               11,741                      270
  Hasbro, Inc.                                   19,901                      270
* Citizens Communications Co.                    32,217                      269
  Pentair, Inc.                                   5,587                      269
* AmeriCredit Corp.                               9,574                      269
* Alliant Techsystems, Inc.                       4,203                      268
  PepsiAmericas, Inc.                            17,908                      268
  FirstMerit Corp.                                9,677                      267
* KPMG Consulting Inc.                           17,906                      266
  Viad Corp.                                     10,204                      265
  Potomac Electric Power Co.                     12,333                      265
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  Conectiv, Inc.                                 10,232             $        264
  Ball Corp.                                      6,358                      264
  Dreyer's Grand Ice Cream, Inc.                  3,840                      263
  Protective Life Corp.                           7,902                      262
  Adolph Coors Co. Class B                        4,174                      260
* Compuware Corp.                                42,831                      260
  Allete, Inc.                                    9,538                      258
* LAM Research Corp.                             14,348                      258
  Alliant Energy Corp.                           10,030                      258
* Gemstar-TV Guide
    International, Inc.                          47,728                      257
  Big Lots Inc.                                  13,028                      256
* Entercom Communications Corp.                   5,569                      256
  Teleflex Inc.                                   4,464                      255
  Allied Capital Corp.                           11,229                      254
  Hospitality Properties Trust REIT               6,959                      254
  Dillard's Inc.                                  9,654                      254
* U.S. Cellular Corp.                             9,942                      253
  Valspar Corp.                                   5,608                      252
  Winn-Dixie Stores, Inc.                        16,151                      252
  Equitable Resources, Inc.                       7,338                      252
* Apogent Technologies Inc.                      12,184                      251
  Clayton Homes Inc.                             15,788                      249
  International Speedway Corp.                    6,216                      249
  Investors Financial Services Corp.              7,394                      248
  Eaton Vance Corp.                               7,961                      248
* Sicor, Inc.                                    13,358                      248
* IVAX Corp.                                     22,676                      245
* Pixar, Inc.                                     5,550                      245
* Tech Data Corp.                                 6,432                      243
* Patterson-UTI Energy, Inc.                      8,623                      243
  Talbots Inc.                                    6,952                      243
* Packaging Corp. of America                     12,124                      241
* Hearst-Argyle Television Inc.                  10,588                      239
* Smithfield Foods, Inc.                         12,836                      238
* Pride International, Inc.                      15,188                      238
  Wesco Financial Corp.                             788                      238
* Arrow Electronics, Inc.                        11,451                      238
* Toll Brothers, Inc.                             8,096                      237
* Gentex Corp.                                    8,600                      236
  Noble Energy, Inc.                              6,529                      235
  NICOR Inc.                                      5,141                      235
  Bank of Hawaii Corp.                            8,277                      235
* Career Education Corp.                          5,170                      233
* Foot Locker, Inc.                              16,091                      233
* E*TRADE Group, Inc.                            42,516                      232
  Bunge Ltd.                                     11,000                      232
  Hubbell Inc. Class B                            6,780                      232
  Brown & Brown, Inc.                             7,288                      231
  Questar Corp.                                   9,296                      231
  Tidewater Inc.                                  7,018                      231
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Rowan Cos., Inc.                               10,763                $     231
* Owens-Illinois, Inc.                           16,757                      230
  Crescent Real Estate, Inc. REIT                12,300                      230
  Mack-Cali Realty Corp. REIT                     6,536                      230
  Reynolds & Reynolds Class A                     8,200                      229
  Tootsie Roll Industries, Inc.                   5,911                      228
  Boise Cascade Corp.                             6,599                      228
  ICN Pharmaceuticals, Inc.                       9,365                      227
  Wilmington Trust Corp.                          7,424                      226
* Swift Transportation Co., Inc.                  9,704                      226
  Pier 1 Imports Inc.                            10,690                      224
  Harte-Hanks, Inc.                              10,924                      224
* Valassis Communications, Inc.                   6,130                      224
  Fulton Financial Corp.                         11,816                      224
* Mandalay Resort Group                           8,111                      224
  Symbol Technologies, Inc.                      26,303                      224
* Ingram Micro, Inc. Class A                     16,223                      223
  New Plan Excel Realty Trust REIT               10,691                      223
  Capitol Federal Financial                       8,488                      221
* Allied Waste Industries, Inc.                  22,688                      220
  Roslyn Bancorp, Inc.                           10,078                      220
  Navistar International Corp.                    6,875                      220
* Andrx Group                                     8,148                      220
* CIENA Corp.                                    52,348                      219
  Webster Financial Corp.                         5,734                      219
* Henry Schein, Inc.                              4,915                      219
* Mercury Interactive Corp.                       9,474                      218
  Dial Corp.                                     10,826                      217
  The Phoenix Companies, Inc.                    11,800                      217
  Meredith Corp.                                  5,632                      216
  Martin Marietta Materials, Inc.                 5,536                      216
* Integrated Device Technology Inc.              11,860                      215
  Reader's Digest Assn., Inc. Class A            11,471                      215
  Lyondell Chemical Co.                          14,215                      215
* AdvancePCS                                      8,962                      215
* Semtech Corp.                                   8,032                      214
  CNF Inc.                                        5,619                      213
* International Rectifier Corp.                   7,320                      213
  Visteon Corp.                                  15,009                      213
  Waddell & Reed Financial, Inc.                  9,235                      212
* Markel Corp.                                    1,072                      211
* Cypress Semiconductor Corp.                    13,888                      211
  MDU Resources Group, Inc.                       7,953                      211
* Emulex Corp.                                    9,330                      210
* Ticketmaster Class B                           11,219                      210
  Cullen/Frost Bankers, Inc.                      5,848                      210
* Saks Inc.                                      16,345                      210
  Weingarten Realty Investors REIT                5,914                      209
* Jacobs Engineering Group Inc.                   5,998                      209
  Bausch & Lomb, Inc.                             6,158                      208
* Juniper Networks, Inc.                         36,838                      208
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Activision, Inc.                                7,139               $      207
  Arden Realty Group, Inc. REIT                   7,277                      207
* ADC Telecommunications, Inc.                   90,365                      207
  Valhi, Inc.                                    13,204                      206
* Barnes & Noble, Inc.                            7,808                      206
  Helmerich & Payne, Inc.                         5,776                      206
  National Fuel Gas Co.                           9,136                      206
  United States Steel Corp.                      10,287                      205
  W.R. Berkley Corp.                              3,714                      204
* PETsMART, Inc.                                 12,715                      204
  Cabot Corp.                                     7,180                      204
  Puget Energy, Inc.                              9,818                      203
  Pogo Producing Co.                              6,221                      203
  Trizec Properties, Inc. REIT                   12,000                      202
  Sky Financial Group, Inc.                       9,553                      202
* 99 Cents Only Stores                            7,870                      202
* The Cheesecake Factory                          5,687                      202
* WebMD Corp.                                    35,822                      202
  OGE Energy Corp.                                8,788                      201
  CBRL Group, Inc.                                6,582                      201
* Reebok International Ltd.                       6,808                      201
* Catellus Development Corp.                      9,830                      201
* BOK Financial Corp.                             5,978                      200
* Krispy Kreme Doughnuts, Inc.                    6,202                      200
  OM Group, Inc.                                  3,220                      200
  Leucadia National Corp.                         6,305                      200
  Regency Centers Corp. REIT                      6,676                      198
  Snap-On Inc.                                    6,604                      198
* Tektronix, Inc.                                10,567                      198
* Avaya Inc.                                     39,915                      198
* Comverse Technology, Inc.                      21,304                      197
  Pennzoil-Quaker State Co.                       9,157                      197
* Human Genome Sciences, Inc.                    14,676                      197
  Lubrizol Corp.                                  5,870                      197
  Forest City Enterprise Class A                  5,653                      196
  Colonial BancGroup, Inc.                       13,077                      196
* National-Oilwell, Inc.                          9,299                      196
* Invitrogen Corp.                                6,076                      194
  CONSOL Energy, Inc.                             9,104                      193
* Varco International, Inc.                      11,009                      193
  Vectren Corp.                                   7,746                      193
* Storage Technology Corp.                       12,058                      193
* Furniture Brands International Inc.             6,362                      192
  Providian Financial Corp.                      32,709                      192
  StanCorp Financial Group, Inc.                  3,443                      191
  Independence Community
    Bank Corp.                                    6,646                      191
* VeriSign, Inc.                                 26,554                      191
* DaVita, Inc.                                    8,021                      191
* Cerner Corp.                                    3,970                      190
  BancorpSouth, Inc.                              9,257                      189
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* National Instruments Corp.                      5,810           $          189
* Coventry Health Care Inc.                       6,649                      189
  Precision Castparts Corp.                       5,724                      189
* JetBlue Airways Corp.                           4,135                      188
  Trustmark Corp.                                 7,358                      188
  Doral Financial Corp.                           5,628                      188
  Ryder System, Inc.                              6,923                      188
  21st Century Insurance Group                    9,866                      187
  Old National Bancorp                            7,343                      187
  Student Loan Corp.                              2,254                      187
* Newfield Exploration Co.                        5,015                      186
  United Dominion Realty Trust REIT              11,811                      186
  American Financial Group, Inc.                  7,761                      185
* United Rentals, Inc.                            8,508                      185
  The MONY Group Inc.                             5,447                      185
  Dole Food Co.                                   6,378                      185
* Investment Technology Group, Inc.               5,656                      185
* The Neiman Marcus Group, Inc.
    Class A                                       5,324                      185
  RPM Inc. (Ohio)                                12,109                      185
* Devry, Inc.                                     8,026                      183
  CarrAmerica Realty Corp. REIT                   5,934                      183
  HCC Insurance Holdings, Inc.                    6,947                      183
  ArvinMeritor, Inc.                              7,625                      183
  HON Industries, Inc.                            6,715                      183
* Rational Software Corp.                        22,262                      183
  J.M. Smucker Co.                                5,348                      183
  Harman International
    Industries, Inc.                              3,693                      182
  People's Bank                                   6,949                      181
  Washington Federal Inc.                         7,172                      181
* Charles River Laboratories, Inc.                5,128                      180
  Greater Bay Bancorp                             5,841                      180
* 3Com Corp.                                     40,538                      178
* Catalina Marketing Corp.                        6,317                      178
* American Eagle Outfitters, Inc.                 8,429                      178
  First American Corp.                            7,743                      178
* Zebra Technologies Corp. Class A                3,676                      177
  Reinsurance Group of America, Inc.              5,748                      177
  Worthington Industries, Inc.                    9,784                      177
* KEMET Corp.                                     9,910                      177
  Herman Miller, Inc.                             8,709                      177
* Amphenol Corp.                                  4,910                      177
  Donaldson Co., Inc.                             5,028                      176
  Hawaiian Electric Industries Inc.               4,132                      176
* Mid Atlantic Medical Services, Inc.             5,581                      175
* Fisher Scientific International Inc.            6,245                      175
  Crane Co.                                       6,888                      175
  AmerUs Group Co.                                4,711                      175
* Renal Care Group, Inc.                          5,597                      174
  Blyth, Inc.                                     5,583                      174
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  Millipore Corp.                                 5,440                   $  174
  Annaly Mortgage
    Management Inc. REIT                          8,945                      174
* Quintiles Transnational Corp.                  13,878                      173
* Flowserve Corp.                                 5,804                      173
  Jack Henry & Associates Inc.                   10,317                      172
  Camden Property Trust REIT                      4,645                      172
* Acxiom Corp.                                    9,832                      172
  La-Z-Boy Inc.                                   6,815                      172
* Borders Group, Inc.                             9,332                      172
  Lee Enterprises, Inc.                           4,897                      171
* Accredo Health, Inc.                            3,714                      171
  Cooper Tire & Rubber Co.                        8,334                      171
  Crompton Corp.                                 13,425                      171
* Extended Stay America, Inc.                    10,552                      171
  Harsco Corp.                                    4,538                      170
  BorgWarner, Inc.                                2,945                      170
  Developers Diversified Realty
    Corp. REIT                                    7,546                      170
* GTech Holdings Corp.                            6,640                      170
  Peabody Energy Corp.                            5,984                      169
  Polaris Industries, Inc.                        2,606                      169
* Linens 'n Things, Inc.                          5,144                      169
  John Wiley & Sons Class A                       7,045                      169
  Autodesk, Inc.                                 12,734                      169
* Overture Services, Inc.                         6,747                      169
  CMS Energy Corp.                               15,266                      168
* Chico's FAS, Inc.                               4,603                      167
* The Yankee Candle Co., Inc.                     6,168                      167
* West Corp.                                      7,554                      167
* Grant Prideco, Inc.                            12,232                      166
* J.D. Edwards & Co.                             13,685                      166
* LifePoint Hospitals, Inc.                       4,579                      166
* Performance Food Group Co.                      4,887                      165
* Copart, Inc.                                   10,178                      165
  GATX Corp.                                      5,477                      165
* O'Reilly Automotive, Inc.                       5,969                      165
* Gateway, Inc.                                  36,979                      164
  BRE Properties Inc. Class A REIT                5,276                      164
* Scios, Inc.                                     5,355                      164
  Aquila, Inc.                                   20,482                      164
  Provident Financial Group, Inc.                 5,628                      163
* Corinthian Colleges, Inc.                       4,812                      163
* Education Management Corp.                      4,001                      163
  IMC Global Inc.                                13,030                      163
* Service Corp. International                    33,560                      162
* Timberland Co.                                  4,505                      161
* Applied Micro Circuits Corp.                   34,099                      161
* AMN Healthcare Services, Inc.                   4,600                      161
  Werner Enterprises, Inc.                        7,533                      161
  RGS Energy Group Inc.                           4,074                      160
* AK Steel Corp.                                 12,445                      159
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Fresh Del Monte Produce Inc.                    6,343                $     159
* Affymetrix, Inc.                                6,610                      159
* Advanced Fibre
    Communications, Inc.                          9,587                      159
* Pharmaceutical Product
    Development, Inc.                             6,015                      158
  Philadelphia Suburban Corp.                     7,831                      158
* Rent-A-Center, Inc.                             2,724                      158
* Andrew Corp.                                   11,026                      158
* Alleghany Corp.                                   825                      158
* Affiliated Managers Group, Inc.                 2,561                      158
* IndyMac Bancorp, Inc. REIT                      6,933                      157
  Raymond James Financial, Inc.                   5,457                      157
  PerkinElmer, Inc.                              14,199                      157
* Premcor, Inc.                                   6,100                      157
  Media General, Inc. Class A                     2,597                      157
  Westamerica Bancorporation                      3,964                      157
* Integrated Circuit Systems, Inc.                7,744                      156
  Highwood Properties, Inc. REIT                  5,980                      156
* Scholastic Corp.                                4,118                      156
  Ethan Allen Interiors, Inc.                     4,417                      156
* The Titan Corp.                                 8,503                      156
* National Processing, Inc.                       5,930                      155
  First Midwest Bancorp, Inc.                     5,586                      155
  Lancaster Colony Corp.                          4,347                      155
* American Axle & Manufacturing
    Holdings, Inc.                                5,206                      155
  Skywest, Inc.                                   6,616                      155
* AGCO Corp.                                      7,895                      154
  Commercial Federal Corp.                        5,351                      154
* Agere Systems Inc. Class B                    102,499                      154
  MDC Holdings, Inc.                              2,956                      154
* CTI Molecular Imaging, Inc.                     6,700                      154
  Carlisle Co., Inc.                              3,416                      154
* LaBranche & Co. Inc.                            6,705                      154
* Six Flags, Inc.                                10,623                      154
* Veridian Corp.                                  6,700                      153
  International Bancshares Corp.                  3,625                      153
* Edwards Lifesciences Corp.                      6,664                      153
  Healthcare Realty Trust Inc. REIT               4,771                      153
  IKON Office Solutions, Inc.                    16,238                      153
* Micrel, Inc.                                   10,592                      152
* Quest Software, Inc.                           10,480                      152
  Hudson United Bancorp                           5,323                      152
  Commerce Group, Inc.                            3,839                      152
  Citizens Banking Corp.                          5,231                      152
  Downey Financial Corp.                          3,201                      151
  Rayonier Inc.                                   3,079                      151
* STERIS Corp.                                    8,012                      151
  The Timken Co.                                  6,772                      151
  Cummins Inc.                                    4,565                      151
  ONEOK, Inc.                                     6,862                      151
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Great Lakes Chemical Corp.                      5,664               $      150
  CenterPoint Properties Corp. REIT               2,584                      150
* Interactive Data Corp.                         10,306                      150
* Forest Oil Corp.                                5,280                      149
  Ryland Group, Inc.                              3,000                      149
* Hercules, Inc.                                 12,490                      149
* Silicon Laboratories Inc.                       5,501                      149
  Peoples Energy Corp.                            4,043                      148
* RF Micro Devices, Inc.                         19,412                      148
* Jo-Ann Stores, Inc. Class A                     5,061                      148
  Pittston Brink's Group                          6,151                      148
* Payless ShoeSource, Inc.                        2,556                      147
  York International Corp.                        4,355                      147
* NetIQ Corp.                                     6,479                      147
* FMC Technologies Inc.                           7,123                      147
  Albemarle Corp.                                 4,746                      146
  Allegheny Technologies Inc.                     9,236                      146
* Stericycle, Inc.                                4,128                      146
* Scotts Co.                                      3,214                      146
* Zale Corp.                                      3,975                      145
* Cablevision Systems-
    NY Group Class A                             15,365                      145
* Jack in the Box Inc.                            4,570                      145
* Columbia Sportswear Co.                         4,537                      145
* Medicis Pharmaceutical Corp.                    3,391                      145
  Chelsea Property Group REIT                     4,334                      145
  Applebee's International, Inc.                  6,291                      144
  Great Plains Energy, Inc.                       7,091                      144
  AGL Resources Inc.                              6,155                      144
  United Bankshares, Inc.                         4,902                      144
  First Industrial Realty Trust REIT              4,377                      144
* Cross Country, Inc.                             3,800                      144
* The Corporate Executive Board Co.               4,186                      143
* Shaw Group, Inc.                                4,662                      143
* Retek Inc.                                      5,875                      143
  WGL Holdings Inc.                               5,488                      143
* Sonic Corp.                                     4,537                      143
  Cousins Properties, Inc. REIT                   5,747                      142
* Cytec Industries, Inc.                          4,523                      142
  Reckson Associates Realty
    Corp. REIT                                    5,696                      142
  Whitney Holdings Corp.                          4,608                      142
  First Citizens BancShares Class A               1,278                      141
* Southwest Bancorporation
    of Texas, Inc.                                3,901                      141
  Arch Coal, Inc.                                 6,211                      141
* Oakley, Inc.                                    8,057                      141
* Ohio Casualty Corp.                             6,744                      141
  Ametek Aerospace Products Inc.                  3,779                      141
  Interstate Bakeries Corp.                       4,874                      141
  Ruby Tuesday, Inc.                              7,252                      141
  Hilb, Rogal and Hamilton Co.                    3,108                      141
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Airgas, Inc.                                    8,124              $       141
  Superior Industries
    International, Inc.                           3,037                      140
* Chesapeake Energy Corp.                        19,405                      140
* Apria Healthcare Group Inc.                     6,227                      139
* Vertex Pharmaceuticals, Inc.                    8,567                      139
  Piedmont Natural Gas, Inc.                      3,761                      139
  Hollinger International, Inc.                  11,586                      139
  Tupperware Corp.                                6,686                      139
  Graco, Inc.                                     5,424                      139
* Silicon Valley Bancshares                       5,268                      139
  F.N.B. Corp.                                    5,042                      138
* Rite Aid Corp.                                 58,857                      138
  Church & Dwight, Inc.                           4,409                      138
* CheckFree Corp.                                 8,815                      138
  WPS Resources Corp.                             3,372                      138
  Realty Income Corp. REIT                        3,726                      138
  Republic Bancorp, Inc.                          9,200                      137
* Charter Communications, Inc.                   33,684                      137
* Meridian Gold Co.                               8,532                      137
  Western Gas Resources, Inc.                     3,657                      137
* Novell, Inc.                                   42,580                      137
  Callaway Golf Co.                               8,626                      137
  Kennametal, Inc.                                3,727                      136
* Heartland Express, Inc.                         5,681                      136
* Polycom, Inc.                                  11,293                      135
* Orthodontic Centers of America, Inc.            5,896                      135
  Park National Corp.                             1,571                      135
  Prentiss Properties Trust REIT                  4,247                      135
* J.B. Hunt Transport Services, Inc.              4,556                      134
* Transkaryotic Therapies, Inc.                   3,714                      134
  CBL & Associates
    Properties, Inc. REIT                         3,303                      134
  Heritage Property Investment
    Trust REIT                                    5,000                      134
  Staten Island Bancorp, Inc.                     6,944                      133
  Claire's Stores, Inc.                           5,817                      133
* THQ Inc.                                        4,464                      133
* Hollywood Entertainment Corp.                   6,424                      133
* Techne Corp.                                    4,707                      133
* Getty Images, Inc.                              6,094                      133
* Varian Semiconductor
    Equipment Associates, Inc.                    3,904                      132
* Evergreen Resources, Inc.                       3,113                      132
* Extreme Networks, Inc.                         13,524                      132
  Roper Industries Inc.                           3,528                      132
* AnnTaylor Stores Corp.                          5,182                      132
* Celgene Corp.                                   8,553                      131
* Forward Air Corp.                               3,992                      131
  Mills Corp. REIT                                4,221                      131
* Bio-Rad Laboratories, Inc. Class A              2,874                      131
  Westcorp, Inc.                                  4,094                      131
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  Odyssey Re Holdings Corp.                       7,480               $      130
  Hancock Holding Co.                             1,928                      130
* CEC Entertainment Inc.                          3,144                      130
  Lincoln Electric Holdings, Inc.                 4,822                      130
* Key Energy Services, Inc.                      12,456                      130
* Axcelis Technologies, Inc.                     11,474                      130
  Shurgard Storage Centers, Inc.
    Class A REIT                                  3,752                      130
* TIBCO Software Inc.                            23,195                      129
* Citrix Systems, Inc.                           21,346                      129
  Invacare Corp.                                  3,490                      128
* Sycamore Networks, Inc.                        33,228                      128
  Brady Corp. Class A                             3,720                      128
* Covance, Inc.                                   6,834                      128
  Federal Realty Investment
    Trust REIT                                    4,620                      128
  Standard Pacific Corp.                          3,638                      128
* Thomas & Betts Corp.                            6,857                      128
  AptarGroup Inc.                                 4,147                      128
  Pan Pacific Retail
    Properties, Inc. REIT                         3,729                      127
  HRPT Properties Trust REIT                     14,399                      127
* The Wet Seal, Inc. Class A                      5,243                      127
* Asyst Technologies, Inc.                        6,238                      127
  Corn Products International, Inc.               4,079                      127
  Ferro Corp.                                     4,207                      127
* CDI Corp.                                       3,894                      127
  Fair, Isaac & Co. Inc.                          3,855                      127
  The Macerich Co. REIT                           4,086                      127
* Credence Systems Corp.                          7,127                      127
  Regis Corp.                                     4,675                      126
  Washington REIT                                 4,370                      126
  The Toro Co.                                    2,197                      126
* Insight Enterprises, Inc.                       4,991                      126
* Varian, Inc.                                    3,811                      126
* Perot Systems Corp.                            11,495                      125
* Tom Brown, Inc.                                 4,409                      125
* Maxtor Corp.                                   27,600                      125
* Steel Dynamics, Inc.                            7,555                      124
  Federal Signal Corp.                            5,158                      124
  Longs Drug Stores, Inc.                         4,382                      124
* Priority Healthcare Corp. Class B               5,253                      123
* Level 3 Communications, Inc.                   41,833                      123
  Post Properties, Inc. REIT                      4,091                      123
* Select Medical Corp.                            7,874                      123
  Sensient Technologies Corp.                     5,412                      123
  Alexander & Baldwin, Inc.                       4,824                      123
* Agere Systems Inc.                             87,959                      123
  Global Payments Inc.                            4,123                      123
* WCI Communities, Inc.                           4,250                      123
* United Surgical Partners
    International, Inc.                           4,025                      123
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Cymer, Inc.                                     3,494             $        122
* The Nautilus Group, Inc.                        4,000                      122
  Manufactured Home
    Communities, Inc. REIT                        3,487                      122
  SL Green Realty Corp. REIT                      3,433                      122
* Mueller Industries Inc.                         3,852                      122
  Granite Construction Co.                        4,833                      122
  S & T Bancorp, Inc.                             4,528                      122
  Westar Energy, Inc.                             7,946                      122
* Cabot Microelectronics Corp.                    2,821                      122
* Station Casinos, Inc.                           6,795                      121
* Speedway Motorsports, Inc.                      4,768                      121
* Teledyne Technologies, Inc.                     5,882                      121
  Hughes Supply, Inc.                             2,735                      121
* Emmis Communications, Inc.                      5,716                      121
  IDEX Corp.                                      3,610                      121
  Delta & Pine Land Co.                           6,013                      121
  Greif Brothers Corp. Class A                    3,619                      121
* Enzon, Inc.                                     4,904                      121
  Community First Bankshares, Inc.                4,621                      121
* CSG Systems International, Inc.                 6,289                      120
* Northwest Airlines Corp. Class A                9,976                      120
* Southern Union Co.                              7,072                      120
  Louisiana-Pacific Corp.                        11,354                      120
* Imation Corp.                                   4,033                      120
  Cambrex Corp.                                   2,989                      120
  Florida Rock Industries, Inc.                   3,328                      120
* Sybase, Inc.                                   11,327                      120
* Cobalt Corp.                                    5,235                      119
* Men's Wearhouse, Inc.                           4,679                      119
* Province Healthcare Co.                         5,325                      119
* Respironics, Inc.                               3,481                      119
  Lennox International Inc.                       6,584                      118
* CACI International, Inc.                        3,100                      118
* Stone Energy Corp.                              2,941                      118
* DoubleClick Inc.                               15,945                      118
  IDACORP, Inc.                                   4,300                      118
* Pure Resources, Inc.                            5,678                      118
  USFreightways Corp.                             3,116                      118
  Watts Industries Class A                        5,938                      118
  Jefferies Group, Inc.                           2,798                      118
  Owens & Minor, Inc. Holding Co.                 5,961                      118
  W Holding Co., Inc.                             4,868                      118
* ITT Educational Services, Inc.                  5,386                      117
* Triad Guaranty, Inc.                            2,694                      117
* Too Inc.                                        3,806                      117
* CKE Restaurants Inc.                           10,289                      117
* Stewart Enterprises, Inc. Class A              18,341                      117
  Southwest Gas Corp.                             4,716                      117
  PolyOne Corp.                                  10,371                      117
  Taubman Co. REIT                                7,666                      116
* Alkermes, Inc.                                  7,250                      116
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Openwave Systems Inc.                          20,683                $     116
  American Capital Strategies, Ltd.               4,222                      116
  American Greetings Corp. Class A                6,953                      116
* Amkor Technology, Inc.                         18,607                      116
* Kansas City Southern                            6,907                      116
  Diagnostic Products Corp.                       3,120                      115
* Noven Pharmaceuticals, Inc.                     4,523                      115
  Minerals Technologies, Inc.                     2,337                      115
* Cree, Inc.                                      8,705                      115
* NBTY, Inc.                                      7,436                      115
* ICOS Corp.                                      6,784                      115
* United Stationers, Inc.                         3,777                      115
  Sterling Bancshares, Inc.                       7,766                      115
* Aztar Corp.                                     5,511                      115
  UMB Financial Corp.                             2,445                      115
* Earthlink, Inc.                                17,051                      115
* Palm, Inc.                                     65,041                      114
  Thor Industries, Inc.                           1,606                      114
  UniSource Energy Corp.                          6,150                      114
  Fleming Cos., Inc.                              6,222                      114
  FactSet Research Systems Inc.                   3,834                      114
  CH Energy Group, Inc.                           2,306                      114
* Charming Shoppes, Inc.                         13,206                      114
* Entegris Inc.                                   7,813                      114
  Burlington Coat Factory
    Warehouse Corp.                               5,363                      114
* MSC Industrial Direct Co., Inc.
    Class A                                       5,843                      114
  Bob Evans Farms, Inc.                           3,617                      114
  Universal Corp. (VA)                            3,101                      114
* The Dress Barn, Inc.                            7,354                      114
  Northwest Bancorp, Inc.                         8,608                      114
  TrustCo Bank NY                                 8,622                      114
* McDATA Corp. Class A                           12,873                      113
  DQE Inc.                                        8,086                      113
  Waypoint Financial Corp.                        5,789                      113
  Cleco Corp.                                     5,164                      113
* FMC Corp.                                       3,735                      113
* Kinder Morgan Management, LLC                   3,652                      113
* Kenneth Cole Productions, Inc.                  3,972                      113
* Cox Radio, Inc.                                 4,672                      113
* Expedia Inc.                                    1,899                      113
* Protein Design Labs, Inc.                      10,362                      113
  Tecumseh Products Co. Class A                   2,112                      112
* Perrigo Co.                                     8,581                      112
  Trinity Industries, Inc.                        5,327                      111
  Essex Property Trust, Inc. REIT                 2,031                      111
  La Quinta Corp. REIT                           15,601                      111
* CONMED Corp.                                    4,972                      111
  Kelly Services, Inc. Class A                    4,103                      111
* Spinnaker Exploration Co.                       3,076                      111
* Red Hat, Inc.                                  18,870                      111
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  NDCHealth Corp.                                 3,970              $       111
* Continental Airlines, Inc. Class B              7,019                      111
  Glenborough Realty Trust, Inc. REIT             4,672                      111
  Florida East Coast Industries, Inc.
    Class A                                       4,368                      111
* Keane, Inc.                                     8,897                      110
  UCBH Holdings, Inc.                             2,900                      110
* City Holding Co.                                4,706                      110
  Potlatch Corp.                                  3,237                      110
* Atlantic Coast Airlines Holdings Inc.           5,072                      110
* J. Jill Group, Inc.                             2,899                      110
  GenCorp, Inc.                                   7,689                      110
* Unilab Corp.                                    4,013                      110
  Gables Residential Trust REIT                   3,441                      110
* ResMed Inc.                                     3,733                      110
* AFC Enterprises, Inc.                           3,511                      110
* WFS Financial, Inc.                             4,001                      110
* Lattice Semiconductor Corp.                    12,545                      110
* Philadelphia Consolidated
    Holding Corp.                                 2,413                      109
  State Auto Financial Corp.                      6,671                      109
* Alliance Imaging, Inc.                          8,100                      109
  Home Properties of
    New York, Inc. REIT                           2,880                      109
* Bally Total Fitness Holding Corp.               5,838                      109
* Mentor Graphics Corp.                           7,675                      109
  Energen Corp.                                   4,032                      109
  Airborne, Inc.                                  5,678                      109
  Northwest Natural Gas Co.                       3,733                      109
  PNM Resources Inc.                              4,499                      109
* UICI                                            5,389                      109
  Nationwide Financial Services, Inc.             2,744                      108
  Zenith National Insurance Corp.                 3,401                      108
  Delphi Financial Group, Inc.                    2,504                      108
* MedQuist, Inc.                                  4,064                      108
  Farmer Brothers, Inc.                             298                      108
  Rollins, Inc.                                   5,312                      108
* Nortek, Inc.                                    2,394                      108
  CNA Surety Corp.                                7,342                      108
  Massey Energy Co.                               8,491                      108
  Colonial Properties Trust REIT                  2,763                      108
  Olin Corp.                                      4,851                      107
* Fossil, Inc.                                    5,224                      107
* Pacificare Health Systems, Inc.                 3,944                      107
  MeriStar Hospitality Corp. REIT                 7,029                      107
  Susquehanna Bancshares, Inc.                    4,718                      107
  Wausau-Mosinee Paper Corp.                      8,886                      107
* Tower Automotive, Inc.                          7,675                      107
  Roadway Corp.                                   2,978                      107
* Boyd Gaming Corp.                               7,450                      107
  Atmos Energy Corp.                              4,554                      107
* Aeropostale, Inc.                               3,900                      107
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  FelCor Lodging Trust, Inc. REIT                 5,808              $       107
  Walter Industries, Inc.                         7,891                      107
* Sinclair Broadcast Group, Inc.                  7,367                      106
* Parametric Technology Corp.                    29,616                      106
  The Standard Register Co.                       3,100                      106
  Banta Corp.                                     2,948                      106
* Yellow Corp.                                    3,266                      106
  First Bancorp/Puerto Rico                       2,822                      106
  MAF Bancorp, Inc.                               2,808                      106
* Pharmaceutical Resources, Inc.                  3,800                      106
* AmeriTrade Holding Corp.                       22,885                      105
  New Jersey Resources Corp.                      3,523                      105
* Ralcorp Holdings, Inc.                          3,362                      105
  Tredegar Corp.                                  4,344                      105
  Brown Shoe Co., Inc.                            3,729                      105
  FBL Financial Group, Inc. Class A               4,727                      105
  Matthews International Corp.                    4,482                      105
  Methode Electronics, Inc. Class A               8,193                      105
* American Italian Pasta Co.                      2,051                      105
* Sotheby's Holdings Class A                      7,337                      105
* PSS World Medical, Inc.                        12,907                      105
* Sunrise Assisted Living, Inc.                   3,900                      105
* Cognex Corp.                                    5,194                      104
  Ruddick Corp.                                   6,215                      104
  The South Financial Group, Inc.                 4,645                      104
* Kindred Healthcare, Inc.                        2,332                      104
* Rayovac Corp.                                   5,638                      104
* Knight Transportation, Inc.                     4,480                      104
* Cytyc Corp.                                    13,631                      104
* Esterline Technologies Corp.                    4,574                      104
  Blockbuster Inc. Class A                        3,857                      104
  Liberty Corp.                                   2,601                      104
  Presidential Life Corp.                         5,111                      104
  Technitrol, Inc.                                4,443                      104
* Plantronics, Inc.                               5,440                      103
  Weis Markets, Inc.                              2,772                      103
  Kimball International, Inc. Class B             6,291                      103
* Beverly Enterprises, Inc.                      13,547                      103
* CSK Auto Corp.                                  7,389                      103
  John H. Harland Co.                             3,596                      103
  Reliance Steel & Aluminum Co.                   3,400                      103
* IDEXX Laboratories Corp.                        3,992                      103
  Brandywine Realty Trust REIT                    3,974                      103
  Central Parking Corp.                           4,484                      103
* Foundry Networks, Inc.                         14,601                      103
* Ryan's Family Steak Houses, Inc.                7,762                      103
  Chemical Financial Corp.                        2,730                      102
* Manhattan Associates, Inc.                      3,184                      102
* Chiquita Brands International, Inc.             5,716                      102
* Hanover Compressor Co.                          7,575                      102
* SEACOR SMIT Inc.                                2,159                      102
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Wallace Computer Services, Inc.                 4,752              $       102
* Flowers Foods, Inc.                             3,951                      102
* Anixter International Inc.                      4,386                      102
  Baldor Electric Co.                             4,061                      102
* Landstar System, Inc.                             951                      102
* Unifi, Inc.                                     9,314                      102
* Electronics for Imaging, Inc.                   6,370                      102
  LandAmerica Financial Group, Inc.               3,216                      101
  Nationwide Health
    Properties, Inc. REIT                         5,402                      101
  Ventas, Inc. REIT                               7,937                      101
* ProQuest Co.                                    2,851                      101
* Dionex Corp.                                    3,772                      101
* Triarc Cos., Inc. Class A                       3,694                      101
* Houston Exploration Co.                         3,482                      101
  USEC Inc.                                      11,455                      101
  Black Hills Corp.                               2,912                      101
* Waste Connections, Inc.                         3,216                      100
  Chittenden Corp.                                3,465                      100
  Arrow International, Inc.                       2,571                      100
* Arbitron Inc.                                   3,215                      100
* Regal Entertainment Group Class A               4,300                      100
* Commonwealth Telephone
    Enterprises, Inc.                             2,484                      100
* Kroll Inc.                                      4,760                      100
* Syncor International Corp.                      3,169                      100
* Intergraph Corp.                                5,707                      100
* 7-Eleven, Inc.                                 12,185                       99
* Coherent, Inc.                                  3,357                       99
  First Financial Bancorp                         5,067                       99
  The Trust Co. of New Jersey                     3,857                       99
* FLIR Systems, Inc.                              2,360                       99
  Libbey, Inc.                                    2,904                       99
  Chateau Communities, Inc. REIT                  3,236                       99
  Millennium Chemicals, Inc.                      7,040                       99
* MPS Group, Inc.                                11,634                       99
  Cathay Bancorp, Inc.                            2,382                       99
  Brookline Bancorp, Inc.                         3,907                       99
* Volt Information Sciences Inc.                  4,036                       99
  Mentor Corp.                                    2,690                       99
* Advent Software, Inc.                           3,840                       99
* OSI Pharmaceuticals, Inc.                       4,107                       99
  Alpharma, Inc. Class A                          5,799                       98
* IHOP Corp.                                      3,341                       98
* Prime Hospitality Corp.                         7,594                       98
  The Pep Boys (Manny, Moe & Jack)                5,834                       98
* ShopKo Stores, Inc.                             4,920                       98
  Regal-Beloit Corp.                              4,127                       98
  Spartech Corp.                                  3,608                       98
  Bandag, Inc.                                    3,469                       98
  Bowne & Co., Inc.                               6,662                       98
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Stillwater Mining Co.                           6,179                 $     98
* bebe stores, inc                                4,828                       98
* Brooks-PRI Automation, Inc.                     3,832                       98
* Price Communications Corp.                      6,117                       98
  The Manitowac Co., Inc.                         2,755                       98
  Lone Star Steakhouse & Saloon, Inc.             4,137                       98
* Startek, Inc.                                   3,646                       97
* Standard Microsystem Corp.                      4,126                       97
* Abgenix, Inc.                                   9,832                       97
  LNR Property Corp.                              2,818                       97
* Haemonetics Corp.                               3,328                       97
* Westport Resources Corp.                        5,924                       97
* Tejon Ranch Co.                                 2,977                       97
  G & K Services, Inc.                            2,833                       97
* TriQuint Semiconductor, Inc.                   15,126                       97
* Group 1 Automotive, Inc.                        2,562                       97
* SanDisk Corp.                                   7,798                       97
  Glatfelter                                      5,139                       97
  Interpool, Inc.                                 5,596                       97
* Journal Register Co.                            4,804                       97
* Crown Castle International Corp.               24,561                       97
* EGL, Inc.                                       5,690                       97
  Strayer Education, Inc.                         1,515                       96
* Terex Corp.                                     4,270                       96
  St. Mary Land & Exploration Co.                 4,010                       96
* The Great Atlantic &
    Pacific Tea Co., Inc.                         5,133                       96
  Sauer-Danfoss, Inc.                             8,438                       96
  Amcore Financial, Inc.                          4,134                       96
* ValueVision Media, Inc.                         5,277                       96
  Carbo Ceramics Inc.                             2,590                       96
  Texas Regional Bancshares, Inc.                 1,928                       96
  First Federal Capital Corp.                     4,327                       96
  Sierra Pacific Resources                       12,250                       96
  Santander BanCorp                               5,459                       96
* R.H. Donnelley Corp.                            3,414                       95
* BE Avionics Inc.                                7,240                       95
  Alfa Corp.                                      8,154                       95
* Sepracor Inc.                                   9,987                       95
* Duane Reade Inc.                                2,800                       95
  Churchill Downs, Inc.                           2,351                       95
* Ariba, Inc.                                    29,721                       95
* FEI Co.                                         3,865                       95
* Hot Topic, Inc.                                 3,544                       95
  Pacific Capital Bancorp                         3,960                       95
* Neurocrine Biosciences, Inc.                    3,300                       95
  UGI Corp. Holding Co.                           2,959                       95
  PFF Bancorp, Inc.                               2,460                       94
* K-V Pharmaceutical Co. Class A                  3,495                       94
  Harleysville National Corp.                     3,492                       94
  Pulitzer, Inc.                                  1,816                       94
* Meritage Corp.                                  2,082                       94
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* MICROS Systems, Inc.                            3,394               $       94
* Barra, Inc.                                     2,529                       94
* Hovnanian Enterprises Class A                   2,616                       94
* Bright Horizons Family
    Solutions, Inc.                               2,833                       94
  Argonaut Group, Inc.                            4,377                       94
  Modine Manufacturing Co.                        3,804                       94
* American Management
    Systems, Inc.                                 4,873                       93
  Koger Equity, Inc. REIT                         4,821                       93
  Briggs & Stratton Corp.                         2,408                       93
* Choice Hotel International, Inc.                4,644                       93
* Adaptec, Inc.                                  11,764                       93
  First Commonwealth
    Financial Corp.                               6,915                       93
  Nordson Corp.                                   3,745                       92
* Aramark Corp. Class B                           3,700                       92
  Georgia Gulf Corp.                              3,491                       92
* Crown Cork & Seal Co., Inc.                    13,472                       92
  Watsco, Inc.                                    5,053                       92
  H.B. Fuller Co.                                 3,146                       92
  ABM Industries                                  5,306                       92
  F & M Bancorp                                   2,609                       92
* Action Performance Cos., Inc.                   2,909                       92
* Plexus Corp.                                    5,074                       92
  United Fire & Casualty Co.                      2,430                       92
* IGEN International, Inc.                        2,914                       92
* FileNET Corp.                                   6,330                       92
* Black Box Corp.                                 2,253                       92
  Clarcor Inc.                                    2,894                       92
* DIANON Systems, Inc.                            1,713                       92
* Celera Genomics Group-
    Applera Corp.                                 7,623                       91
  Dime Community Bancshares                       4,030                       91
  R.L.I. Corp.                                    1,772                       91
* Radiant Systems, Inc.                           7,007                       91
* US Oncology, Inc.                              10,955                       91
* Interdigital Communications Corp.              10,082                       91
* Ocular Sciences, Inc.                           3,443                       91
  Hudson River Bancorp. Inc.                      3,380                       91
* The Sports Authority, Inc.                      8,024                       91
  Russell Corp.                                   4,732                       91
  Landry's Restaurants, Inc.                      3,563                       91
* Electronics Boutique Holdings Corp.             3,100                       91
* Sylvan Learning Systems, Inc.                   4,555                       91
* ESS Technology, Inc.                            5,175                       91
* Siliconix, Inc.                                 3,276                       91
* Wright Medical Group, Inc.                      4,500                       91
  Surewest Communications                         1,700                       90
* Argosy Gaming Co.                               3,179                       90
* Oceaneering International, Inc.                 3,399                       90
* Papa John's International, Inc.                 2,697                       90
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* Trimeris, Inc.                                  2,026                $      90
* American Medical Security
    Group, Inc.                                   3,753                       90
  Boston Private Financial
    Holdings, Inc.                                3,631                       90
* Biosite Inc.                                    3,191                       90
* A.C. Moore Arts & Crafts, Inc.                  1,907                       90
  EDO Corp.                                       3,140                       89
* ADVO, Inc.                                      2,313                       89
* Entravision Communications Corp.                7,283                       89
* URS Corp.                                       3,209                       89
* The Topps Co., Inc.                             8,856                       89
  PS Business Parks, Inc. REIT                    2,549                       89
  Vital Signs, Inc.                               2,457                       89
* ADTRAN Inc.                                     4,675                       89
* Playtex Products, Inc.                          6,835                       89
  Vintage Petroleum, Inc.                         7,431                       88
* First Republic Bank                             3,241                       88
* Net.B@nk, Inc.                                  7,580                       88
* School Specialty, Inc.                          3,322                       88
* Gartner, Inc. Class B                           9,379                       88
* Pathmark Stores, Inc.                           4,660                       88
* Unit Corp.                                      5,052                       88
  Sun Communities, Inc. REIT                      2,106                       88
* AmeriPath, Inc.                                 3,645                       87
* Littelfuse, Inc.                                3,782                       87
* Tetra Tech, Inc.                                5,950                       87
* Hologic, Inc.                                   5,638                       87
* JDA Software Group, Inc.                        3,088                       87
  Stewart & Stevenson Services, Inc.              4,913                       87
  Seacoast Banking Corp. of Florida               1,509                       87
* Silicon Storage Technology, Inc.               11,150                       87
  Coca-Cola Bottling Co.                          2,022                       87
  Otter Tail Corp.                                2,758                       87
* Pacific Sunwear of California                   3,921                       87
* Echelon Corp.                                   6,749                       87
* Skyworks Solutions, Inc.                       15,659                       87
  First Charter Corp.                             4,803                       87
* Vail Resorts Inc.                               5,072                       87
* Jones Lang Lasalle Inc.                         3,508                       87
* Magnum Hunter Resources Inc.                   10,980                       87
* Del Monte Foods Co.                             7,340                       87
* Amylin Pharmaceuticals, Inc.                    7,903                       86
* Exar Corp.                                      4,377                       86
  A.O. Smith Corp.                                2,800                       86
* Hotels.com                                      2,042                       86
* Shuffle Master, Inc.                            4,684                       86
  Horace Mann Educators Corp.                     4,645                       86
  Kilroy Realty Corp. REIT                        3,214                       86
* TBC Corp.                                       5,411                       86
* Ascential Software Corp.                       30,776                       86
* Pinnacle Entertainment, Inc.                    8,077                       86
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Therasense, Inc.                                4,650                   $   86
* Stage Stores, Inc.                              2,465                       86
  Health Care Inc. REIT                           2,858                       86
* Progress Software Corp.                         5,791                       85
* Power Integrations, Inc.                        4,775                       85
  Gold Banc Corp., Inc.                           7,788                       85
* CUNO Inc.                                       2,360                       85
* Financial Federal Corp.                         2,543                       85
  Casey's General Stores, Inc.                    7,078                       85
  Movado Group, Inc.                              3,462                       85
* Pegasus Solutions Inc.                          4,864                       85
* Universal Compression
    Holdings, Inc.                                3,562                       85
* Global Industries Ltd.                         12,158                       85
  Wabtec Corp.                                    6,154                       85
* Alaska Air Group, Inc.                          3,245                       85
* Albany Molecular Research, Inc.                 4,006                       85
  Oneida Ltd.                                     4,422                       85
  Riggs National Corp.                            5,678                       85
* Renaissance Learning, Inc.                      4,186                       85
  Flushing Financial Corp.                        4,128                       85
* Teletech Holdings Inc.                          8,854                       84
* Quicksilver Resources, Inc.                     3,294                       84
  Overseas Shipholding Group Inc.                 4,004                       84
* Right Management Consultants, Inc.              3,203                       84
  First Financial Corp./Indiana                   1,638                       84
  Wolverine World Wide, Inc.                      4,819                       84
* Cal Dive International, Inc.                    3,818                       84
* MKS Instruments, Inc.                           4,183                       84
* LendingTree, Inc.                               6,603                       84
  Phillips-Van Heusen Corp.                       5,375                       84
* Mediacom Communications Corp.                  10,745                       84
  Cabot Oil & Gas Corp. Class A                   3,662                       84
  American States Water Co.                       3,171                       84
  Elcor Corp.                                     3,010                       83
* Joy Global Inc.                                 4,700                       83
* Tuesday Morning Corp.                           4,480                       83
  Nash-Finch Co.                                  2,599                       83
* Spherion Corp.                                  6,960                       83
  Woodward Governor Co.                           1,400                       83
* Sonic Automotive, Inc.                          3,213                       83
* Avocent Corp.                                   5,184                       83
* Offshore Logistics, Inc.                        3,448                       82
* MAXIMUS, Inc.                                   2,598                       82
* Palm Harbor Homes, Inc.                         4,145                       82
  Caraustar Industries, Inc.                      6,595                       82
* NCO Group, Inc.                                 3,770                       82
  Acuity Brands, Inc.                             4,511                       82
* Alexander's, Inc. REIT                          1,069                       82
  Solutia, Inc.                                  11,686                       82
* LTX Corp.                                       5,744                       82
* Advanced Energy Industries, Inc.                3,687                       82
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Footstar Inc.                                   3,337                $      82
* Dycom Industries, Inc.                          6,956                       81
  JDN Realty Corp. REIT                           6,490                       81
  EastGroup Properties, Inc. REIT                 3,175                       81
  OceanFirst Financial Corp.                      3,349                       81
* Iomega Corp.                                    6,288                       81
* Endo Pharmaceuticals
    Holdings, Inc.                               11,535                       81
* Atrix Laboratories, Inc.                        3,628                       81
* Strattec Security Corp.                         1,458                       81
  Inter-Tel, Inc.                                 4,714                       81
* The Children's Place
    Retail Stores, Inc.                           3,043                       81
  Senior Housing Properties
    Trust REIT                                    5,134                       81
* Polo Ralph Lauren Corp.                         3,598                       81
* Borland Software Corp.                          7,821                       81
* GrafTech International Ltd.                     6,542                       80
* ATMI, Inc.                                      3,593                       80
* Silgan Holdings, Inc.                           1,986                       80
  Corus Bankshares Inc.                           1,749                       80
* Mastec Inc.                                    10,911                       80
* Exult Inc.                                     12,354                       80
  Hancock Fabrics, Inc.                           4,323                       80
* ChipPAC, Inc.                                  12,968                       80
  Flagstar Bancorp, Inc.                          3,469                       80
  Value Line, Inc.                                1,947                       80
* Southwestern Energy Co.                         5,272                       80
* Veeco Instruments, Inc.                         3,454                       80
  Cooper Cos., Inc.                               1,691                       80
* MemberWorks, Inc.                               4,294                       80
  Landauer, Inc.                                  2,075                       80
* Insituform Technologies Inc.
    Class A                                       3,750                       79
* Conseco Inc.                                   39,647                       79
  Kaydon Corp.                                    3,357                       79
* Electro Scientific Industries, Inc.             3,259                       79
* Foamex International, Inc.                      7,119                       79
* PEC Solutions, Inc.                             3,300                       79
* Credit Acceptance Corp.                         6,266                       79
  Community Trust Bancorp Inc.                    2,799                       79
* Applica Inc.                                    6,344                       79
  Chesapeake Corp. of Virginia                    2,987                       79
* Sybron Dental Specialties, Inc.                 4,249                       79
  Madison Gas & Electric Co.                      2,821                       79
* Northwest Pipe Co.                              3,351                       78
* SurModics, Inc.                                 3,011                       78
* Macrovision Corp.                               5,964                       78
  Independent Bank Corp. (MA)                     3,409                       78
  CVB Financial Corp.                             3,435                       78
* Handleman Co.                                   5,392                       78
  Wayne Savings Bancshares, Inc.                  3,768                       78
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Kramont Realty Trust REIT                       4,872               $       78
  UAL Corp.                                       6,796                       78
* Atwood Oceanics, Inc.                           2,054                       78
* CommScope, Inc.                                 6,212                       78
* Omnova Solutions Inc.                           9,233                       78
* Thoratec Corp.                                  8,617                       77
* Key Production Co., Inc.                        3,967                       77
  Advanced Marketing Services                     4,222                       77
* Infonet Services Corp.                         31,386                       77
* PRG-Schultz International, Inc.                 6,272                       77
* Gaylord Entertainment Co. Class A               3,431                       77
  United Community Banks, Inc.                    2,600                       77
  NACCO Industries, Inc. Class A                  1,324                       77
* Alliance Gaming Corp.                           6,288                       77
* Regeneron Pharmaceuticals, Inc.                 5,281                       77
* Gene Logic Inc.                                 5,467                       77
* Newpark Resources, Inc.                        10,383                       76
  Harbor Florida Bancshares, Inc.                 3,435                       76
  First Financial Bankshares, Inc.                1,816                       76
  BankAtlantic Bancorp, Inc. Class A              6,301                       76
* SPS Technologies, Inc.                          1,989                       76
  Schweitzer-Mauduit
    International, Inc.                           3,085                       76
* ExpressJet Holdings, Inc.                       5,800                       76
  The Stride Rite Corp.                           9,457                       76
* CorVel Corp.                                    2,252                       75
  MacDermid, Inc.                                 3,544                       75
* Ultratech Stepper, Inc.                         4,648                       75
  A.M. Castle & Co.                               6,020                       75
  UIL Holdings Corp.                              1,379                       75
* Checkpoint Systems, Inc.                        6,410                       75
* Heidrick & Struggles
    International, Inc.                           3,754                       75
  Provident Bankshares Corp.                      3,164                       75
* National Western Life
    Insurance Co. Class A                           651                       75
  Bassett Furniture Industries, Inc.              3,835                       75
* Knight Trading Group, Inc.                     14,267                       75
  Massbank Corp.                                  2,113                       75
  Southwest Bancorp, Inc.                         2,691                       75
* Quantum Corp.                                  17,735                       74
* Clark/Bardes Inc.                               3,260                       74
* Lydall, Inc.                                    4,877                       74
* SOURCECORP, Inc.                                2,805                       74
* PAREXEL International Corp.                     5,338                       74
  Thornburg Mortgage, Inc. REIT                   3,772                       74
  Penford Corp.                                   4,085                       74
* DVI, Inc.                                       3,831                       74
  Columbia Bancorp                                3,126                       74
* RealNetworks, Inc.                             18,116                       74
  Texas Industries, Inc.                          2,341                       74
  Belden, Inc.                                    3,533                       74
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* WebEx Communications, Inc.                      4,629              $        74
* AmSurg Corp.                                    2,800                       74
* Cirrus Logic                                    9,805                       73
  Redwood Trust, Inc. REIT                        2,331                       73
  Pacific Northwest Bancorp                       2,341                       73
* Daisytek International Corp.                    4,323                       73
* Stoneridge, Inc.                                3,918                       73
* Actuant Corp.                                   1,776                       73
* Cumulus Media Inc.                              5,299                       73
* Wackenhut Corrections Corp.                     4,877                       73
* Helen of Troy Corp.                             6,272                       73
* Buckeye Technology, Inc.                        7,299                       73
* Plains Resources Inc.                           2,727                       73
  Hooper Holmes, Inc.                             9,039                       73
* Priceline.com Inc.                             26,042                       73
* Hain Celestial Group, Inc.                      3,924                       73
  AAR Corp.                                       7,194                       73
* Ventana Medical Systems, Inc.                   3,304                       73
  K-Swiss, Inc.                                   2,790                       72
  Summit Properties, Inc. REIT                    3,136                       72
* Pacer International, Inc.                       4,200                       72
  Avista Corp.                                    5,245                       72
* Information Resources, Inc.                     7,704                       72
* American Tower Corp. Class A                   20,939                       72
  Centex Construction Products, Inc.              1,982                       72
* PracticeWorks Inc.                              3,998                       72
* ImClone Systems, Inc.                           8,269                       72
* Local Financial Corp.                           4,402                       72
* Corrections Corp. of America REIT               4,150                       72
* Symyx Technologies                              5,156                       72
* General Binding Corp.                           4,285                       72
  Cubic Corp.                                     3,024                       72
  N L Industries, Inc.                            4,688                       71
* i2 Technologies, Inc.                          48,222                       71
* Lone Star Technologies, Inc.                    3,116                       71
* United Defense Industries Inc.                  3,100                       71
  C & D Technologies, Inc.                        3,949                       71
* Insurance Auto Auctions, Inc.                   3,648                       71
  IRT Property Co. REIT                           5,642                       71
  Mine Safety Appliances Co.                      1,772                       71
* IDX Systems Corp.                               5,443                       71
  RPC Inc.                                        5,991                       71
* Internet Security Systems, Inc.                 5,372                       70
* BankUnited Financial Corp.                      3,677                       70
  National Health Investors REIT                  4,390                       70
* InterMune Inc.                                  3,325                       70
  JLG Industries, Inc.                            4,996                       70
* Boca Resorts, Inc. Class A                      5,283                       70
* Syntel, Inc.                                    5,663                       70
* Spanish Broadcasting System, Inc.               6,999                       70
* DuPont Photomasks, Inc.                         2,152                       70
* Vitesse Semiconductor Corp.                    22,090                       70
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Mercury Computer Systems, Inc.                  3,221               $       70
* Hyperion Solutions Corp.                        3,823                       70
  Gorman-Rupp Co.                                 2,212                       70
  Monsanto Co.                                    3,914                       70
* Hawthorne Financial Corp.                       2,148                       70
  Anchor Bancorp Wisconsin Inc.                   2,884                       70
* Pediatrix Medical Group, Inc.                   2,780                       70
* Genencor International Inc.                     7,097                       69
* Penwest Pharmaceuticals Co.                     3,563                       69
* Kulicke & Soffa Industries, Inc.                5,595                       69
  Frontier Oil Corp.                              3,976                       69
* K2 Inc.                                         7,091                       69
  Innkeepers USA Trust REIT                       7,221                       69
* VISX Inc.                                       6,345                       69
* Dollar Thrifty Automotive
    Group, Inc.                                   2,667                       69
* Hutchinson Technology, Inc.                     4,416                       69
* HNC Software, Inc.                              4,133                       69
* Quanta Services, Inc.                           6,979                       69
* Input/Output, Inc.                              7,642                       69
* FreeMarkets, Inc.                               4,866                       69
* Insight Communications Co., Inc.                5,848                       69
* Swift Energy Co.                                4,391                       69
* W-H Energy Services, Inc.                       3,087                       68
* Western Digital Corp.                          21,033                       68
  Virco Manufacturing Corp.                       5,037                       68
* Newport Corp.                                   4,356                       68
  Standard Commercial Tobacco Co.                 3,140                       68
* Tekelec                                         8,480                       68
  A. Schulman Inc.                                3,174                       68
* Grey Wolf, Inc.                                16,729                       68
  Getty Realty Holding Corp. REIT                 3,351                       68
* Rare Hospitality International Inc.             2,520                       68
  Pennsylvania REIT                               2,500                       68
* Navigators Group, Inc.                          2,524                       68
  First Place Financial Corp.                     3,389                       67
  Suffolk Bancorp                                 1,848                       67
  Pioneer Standard Electronics Inc.               6,491                       67
* Photronics Labs Inc.                            3,560                       67
  Carpenter Technology Corp.                      2,340                       67
* International Multifoods Corp.                  2,555                       67
* 1-800-FLOWERS.COM, Inc.                         6,032                       67
* PICO Holdings, Inc.                             4,056                       67
* Kadant Inc.                                     4,072                       67
  Capstead Mortgage Corp. REIT                    2,986                       67
* Skechers U.S.A., Inc.                           3,108                       67
  Three Rivers Bancorp, Inc.                      3,763                       67
  Blair Corp.                                     2,619                       67
* Petroleum Helicopters, Inc.                     2,285                       67
  Angelica Corp.                                  3,887                       67
* Aviall Inc.                                     4,773                       67
* Viasys Healthcare Inc.                          3,825                       67
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Kronos, Inc.                                    2,185                 $     67
* Per-Se Technologies, Inc.                       7,225                       66
* First Horizon Pharmaceutical Corp.              3,207                       66
  First Financial Holdings, Inc.                  2,062                       66
  Cash America International Inc.                 7,188                       66
* Crown Media Holdings, Inc.                      8,371                       66
  CIRCOR International, Inc.                      3,846                       66
  Universal Health Realty
    Income REIT                                   2,494                       66
* RailAmerica, Inc.                               6,070                       66
* Cadiz Inc.                                      7,723                       66
* Guess ?, Inc.                                   9,099                       66
* Rogers Corp.                                    2,355                       65
  Granite State Bankshares, Inc.                  2,046                       65
* Powerwave Technologies, Inc.                    7,139                       65
  Community Bank System, Inc.                     2,024                       65
  Commercial Net Lease Realty REIT                4,079                       65
* Integra LifeSciences Holdings                   3,000                       65
* Maxygen Inc.                                    5,441                       65
  Glimcher Realty Trust REIT                      3,538                       65
* Tractor Supply Co.                                916                       65
* Perry Ellis International Corp.                 4,273                       65
* Lifeline Systems, Inc.                          2,467                       65
* United Therapeutics Corp.                       5,245                       65
  Apogee Enterprises, Inc.                        4,508                       65
* Dendrite International, Inc.                    6,681                       65
* Playboy Enterprises, Inc. Class B               5,063                       65
  Curtiss-Wright Corp.                              808                       65
* Nautica Enterprises, Inc.                       4,951                       64
* Intuitive Surgical, Inc.                        7,588                       64
* Consolidated Graphics, Inc.                     3,421                       64
  Sovran Self Storage, Inc. REIT                  1,930                       64
* Immucor Inc.                                    2,735                       64
  CB Bancshares Inc. (HI)                         1,694                       64
* BroadWing Inc.                                 24,632                       64
* Trimble Navigation Ltd.                         4,131                       64
  Tanger Factory Outlet Centers,
    Inc. REIT                                     2,192                       64
  Ampco-Pittsburgh Corp.                          5,329                       64
* SERENA Software, Inc.                           4,663                       64
* Inhale Therapeutic Systems                      6,424                       64
* Enesco Group, Inc.                              7,297                       64
* ProBusiness Services, Inc.                      4,377                       64
  Anthracite Capital Inc. REIT                    4,811                       64
* The Boyds Collection, Ltd.                     10,116                       64
  Bryn Mawr Bank Corp.                            1,578                       64
  First Midwest Financial, Inc.                   4,549                       64
  RFS Hotel Investors, Inc. REIT                  4,687                       63
* Durect Corp.                                    7,925                       63
* Pixelworks, Inc.                                7,556                       63
  Alico, Inc.                                     2,154                       63
* MedCath Corp.                                   3,700                       63
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Metris Cos., Inc.                               7,590                   $   63
* GameStop Corp.                                  3,000                       63
  German American Bancorp                         3,396                       63
* Plug Power, Inc.                                7,942                       63
  Dimon Inc.                                      9,058                       63
* InterCept, Inc.                                 3,018                       63
  Vector Group Ltd.                               3,513                       63
* Digital Insight Corp.                           3,801                       63
* RehabCare Group, Inc.                           2,600                       62
  McGrath Rent Corp.                              2,408                       62
* Cerus Corp.                                     1,842                       62
* Encore Acquisition Co.                          3,615                       62
  First Source Corp.                              2,522                       62
* Universal Display Corp.                         7,500                       62
* Reliant Resources, Inc.                         7,109                       62
* Anteon International Corp.                      2,460                       62
  Interface, Inc.                                 7,727                       62
  Crawford & Co. Class B                          7,625                       62
* Comstock Resources, Inc.                        8,165                       62
  First Sentinel Bancorp Inc.                     4,504                       62
  LTC Properties, Inc. REIT                       7,370                       62
* Quiksilver, Inc.                                2,495                       62
* DSP Group Inc.                                  3,153                       62
* GlobespanVirata, Inc.                          15,963                       62
  SJW Corp.                                         761                       62
  Associated Estates Realty
    Corp. REIT                                    5,813                       62
  First Essex Bancorp, Inc.                       1,800                       62
  Equity Inns, Inc. REIT                          7,682                       61
* Coinstar, Inc.                                  2,513                       61
* FuelCell Energy, Inc.                           5,960                       61
* Midas Inc.                                      4,885                       61
  UniFirst Corp.                                  2,426                       61
* Eon Labs, Inc.                                  3,400                       61
* Informatica Corp.                               8,608                       61
* SpaceLabs Medical, Inc.                         4,296                       61
* Therma-Wave Inc.                                5,343                       61
* Kmart Corp.                                    59,059                       61
* Benihana Inc. Class A                           3,226                       61
* Transcontinental Realty
    Investors, Inc. REIT                          3,060                       61
* International Specialty Products, Inc.          7,870                       61
* XM Satellite Radio Holdings, Inc.               8,235                       61
  Oriental Financial Group Inc.                   2,382                       60
  Alamo Group, Inc.                               3,894                       60
  Longview Fibre Co.                              6,400                       60
* Trammell Crow Co.                               4,172                       60
  MTS Systems Corp.                               4,800                       60
  Franklin Electric, Inc.                         1,278                       60
* Forrester Research, Inc.                        3,100                       60
* Quaker City Bancorp, Inc.                       1,450                       60
* Integrated Silicon Solution, Inc.               6,733                       60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* Coldwater Creek Inc.                            2,460                  $    60
* TETRA Technologies, Inc.                        2,257                       60
* Ultra Petroleum Corp.                           7,878                       60
* Intermagnetics General Corp.                    2,960                       60
* Veritas DGC Inc.                                4,745                       60
* Macromedia, Inc.                                6,737                       60
* Maverick Tube Corp.                             3,982                       60
  Gulf West Banks, Inc.                           4,048                       60
* Medarex, Inc.                                   8,045                       60
  Pilgrim's Pride Corp.                           4,258                       60
  Cato Corp. Class A                              2,672                       60
  Empire District Electric Co.                    2,904                       60
  Fleetwood Enterprises, Inc.                     6,842                       60
* Power-One, Inc.                                 9,565                       59
* webMethods, Inc.                                5,997                       59
  Southern Peru Copper Corp.                      3,953                       59
* WMS Industries, Inc.                            4,833                       59
* Isis Pharmaceuticals, Inc.                      6,225                       59
  CTS Corp.                                       4,921                       59
* Itron, Inc.                                     2,253                       59
* Nextel Partners, Inc.                          19,618                       59
* Vignette Corp.                                 29,966                       59
* Websense, Inc.                                  2,300                       59
* Dril-Quip, Inc.                                 2,328                       59
* Material Sciences Corp.                         4,188                       59
* Pre-Paid Legal Services, Inc.                   2,950                       59
* Molecular Devices Corp.                         3,294                       59
* Charles River Associates Inc.                   2,924                       59
  Heritage Financial Corp.                        3,662                       59
  The Marcus Corp.                                3,516                       59
* Pinnacle Systems, Inc.                          5,319                       58
* First Federal Financial Corp.                   2,015                       58
* Stein Mart, Inc.                                4,922                       58
  Arch Chemicals, Inc.                            2,388                       58
  Riviana Foods, Inc.                             2,297                       58
* MTR Gaming Group Inc.                           3,486                       58
* NCI Building Systems, Inc.                      3,260                       58
  Wellman, Inc.                                   3,463                       58
* Virage Logic Corp.                              4,453                       58
* CompuCredit Corp.                               8,232                       58
* Cole National Corp. Class A                     3,050                       58
* Agile Software Corp.                            7,955                       58
  Correctional Properties Trust REIT              2,626                       58
  Centennial Bancorp                              7,316                       58
* Chalone Wine Group Ltd.                         6,401                       58
* Advanced Digital Information Corp.              6,831                       58
  Mid Atlantic Realty Trust REIT                  3,266                       57
* SCM Microsystems, Inc.                          4,292                       57
* Sonus Networks, Inc.                           28,408                       57
* Genta Inc.                                      6,919                       57
* Rudolph Technologies, Inc.                      2,300                       57
* Boston Beer Co., Inc. Class A                   3,586                       57
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* The TriZetto Group, Inc.                        6,692                 $     57
* Signal Technology Corp.                         6,090                       57
* Audiovox Corp.                                  7,190                       57
  State Financial Services Corp.
    Class A                                       3,901                       57
* Magma Design Automation, Inc.                   3,400                       57
  Wintrust Financial Corp.                        1,650                       57
* Myriad Genetics, Inc.                           2,800                       57
* United PanAm Financial Corp.                    7,141                       57
* Cable Design Technologies Corp.                 5,292                       57
* Sola International Inc.                         4,942                       57
  National Presto Industries, Inc.                1,774                       57
* Proxim Corp. Class A                           18,925                       57
  Penn Virginia Corp.                             1,456                       57
* Regent Communications, Inc.                     8,007                       57
  First Indiana Corp.                             2,591                       56
  Coachmen Industries, Inc.                       3,915                       56
* Magnatek, Inc.                                  5,690                       56
* Incyte Genomics, Inc.                           7,748                       56
* Tanox, Inc.                                     5,194                       56
  Hunt Corp.                                      5,184                       56
  ChemFirst Inc.                                  1,958                       56
  Covest Bankshares, Inc.                         2,497                       56
* Somera Communications, Inc.                     7,838                       56
* Cell Genesys, Inc.                              4,148                       56
  Fremont General Corp.                          13,349                       56
* NPS Pharmaceuticals Inc.                        3,641                       56
* Nastech Pharmaceutical Co., Inc.                3,387                       56
  Helix Technology Corp.                          2,701                       56
* Legato Systems, Inc.                           15,426                       56
* Kyphon Inc.                                     3,800                       55
  Commercial Metals Co.                           1,177                       55
  Newmil Bancorp, Inc.                            2,750                       55
* Tularik, Inc.                                   6,003                       55
* Encore Wire Corp.                               3,867                       55
* InFocus Corp.                                   4,671                       55
  AMCOL International Corp.                       8,508                       55
* General Maritime Corp.                          5,580                       55
* Genesis Health Ventures, Inc.                   2,719                       55
* McDermott International, Inc.                   6,735                       55
* Air Methods Corp.                               6,041                       54
* Metro One Telecommunications, Inc.              3,900                       54
* On Assignment, Inc.                             3,055                       54
* The Advisory Board Co.                          1,500                       54
  Parkway Properties Inc. REIT                    1,500                       54
* Zoll Medical Corp.                              1,668                       54
* Energy Conversion Devices, Inc.                 3,457                       54
* SilverStream Software, Inc.                     6,065                       54
* TransMontaigne Inc.                             8,959                       54
* Champion Enterprises, Inc.                      9,638                       54
* Florida Banks, Inc.                             6,565                       54
* Insignia Financial Group, Inc.                  5,570                       54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* California Pizza Kitchen, Inc.                  2,179                  $    54
* General Communication, Inc.                     8,100                       54
  The Laclede Group, Inc.                         2,300                       54
* Adolor Corp.                                    4,784                       54
* EMS Technologies, Inc.                          2,599                       54
  Summit Bancshares, Inc.                         2,212                       54
* Systems & Computer
    Technology Corp.                              3,975                       54
* Ocwen Financial Corp.                          10,037                       54
  Steelcase Inc.                                  4,010                       54
* Documentum, Inc.                                4,471                       54
* S1 Corp.                                        7,255                       54
  U.S.B. Holding Co., Inc.                        2,631                       54
* NetRatings, Inc.                                5,843                       53
  Fidelity Bancorp, Inc.                          2,476                       53
  Herbalife International Class A                 2,791                       53
* Three-Five Systems, Inc.                        4,665                       53
* Garden Fresh Restaurant Corp.                   4,482                       53
* Serologicals Corp.                              2,900                       53
* dELiA*s Corp. Class A                          10,389                       53
* Remington Oil & Gas Corp.                       2,658                       53
* Water Pik Technologies, Inc.                    4,229                       53
* Embrex, Inc.                                    2,419                       53
* Hollywood Casino Corp.                          4,890                       53
  Dover Downs Gaming &
    Entertainment, Inc.                           4,167                       53
* Steak n Shake Co.                               3,400                       53
  Merchants Bancshares, Inc.                      1,852                       53
  Westbanco Inc.                                  2,219                       53
  United Mobile Homes, Inc. REIT                  4,048                       53
* Nuevo Energy Co.                                3,326                       53
* Imagistics International Inc.                   2,447                       53
  Irwin Financial Corp.                           2,611                       52
* ILEX Oncology, Inc.                             3,724                       52
* Neurogen Corp.                                  4,487                       52
* World Acceptance Corp.                          6,227                       52
  CPB, Inc.                                       1,138                       52
* Wellsford Real Properties Inc.                  2,526                       52
  CPI Corp.                                       2,745                       52
* Finisar Corp.                                  21,994                       52
  Oil-Dri Corp. of America                        6,223                       52
  Milacron Inc.                                   5,055                       52
* InVision Technologies, Inc.                     2,164                       52
* Martek Biosciences Corp.                        2,484                       52
* Mesa Air Group Inc.                             5,647                       52
* Checkers Drive-In Restaurants, Inc.             4,373                       52
  Tremont Corp.                                   1,742                       52
* Columbia Banking System, Inc.                   4,018                       52
* Transaction Systems Architects, Inc.            4,410                       52
  Mid-State Bancshares                            2,687                       52
  Leeds Federal Bankshares Inc.                   1,622                       52
  Lance, Inc.                                     3,549                       52
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* DutchFork Bancshares, Inc.                      2,159                 $     52
  Ameron International Corp.                        720                       52
* Wesco International, Inc.                       8,191                       52
* Ciber, Inc.                                     7,113                       52
* Keynote Systems Inc.                            7,029                       51
  NBT Bancorp, Inc.                               2,847                       51
  L. S. Starrett Co. Class A                      2,036                       51
  Howell Corp.                                    3,864                       51
* Photon Dynamics, Inc.                           1,713                       51
* Lin TV Corp.                                    1,900                       51
  Thomas Nelson, Inc.                             4,861                       51
  Great American Financial
    Resources, Inc.                               2,654                       51
  Community Banks, Inc.                           1,739                       51
* The Gymboree Corp.                              3,192                       51
  Oak Hill Financial, Inc.                        2,492                       51
* S&K Famous Brands Inc.                          4,167                       51
* Kopin Corp.                                     7,694                       51
* Rambus Inc.                                    12,394                       51
  Horizon Financial Corp.                         3,444                       51
  Connecticut Water Services, Inc.                1,656                       50
* La Jolla Pharmaceutical Co.                     8,048                       50
* Aeroflex, Inc.                                  7,236                       50
* Microtune, Inc.                                 5,632                       50
* National Dentex Corp.                           2,077                       50
* Integrated Defense Technology, Inc.             1,700                       50
* The Medicines Co.                               4,053                       50
* CV Therapeutics, Inc.                           2,683                       50
* Exelixis, Inc.                                  6,633                       50
* Shoe Carnival, Inc.                             2,340                       50
* Electroglas, Inc.                               4,984                       50
* Sykes Enterprises, Inc.                         6,471                       50
* Ionics, Inc.                                    2,050                       50
  BNP Residential Properties, Inc. REIT           3,944                       50
* Korn/Ferry International                        5,453                       50
* William Lyon Homes, Inc.                        1,914                       50
* Avid Technology, Inc.                           5,309                       49
  World Fuel Services Corp.                       2,011                       49
* Petrocorp, Inc.                                 5,114                       49
* Vicor Corp.                                     6,986                       49
* eFunds Corp.                                    5,142                       49
* Manugistics Group, Inc.                         7,983                       49
* Factory 2-U Stores Inc.                         3,516                       49
* Enzo Biochem, Inc.                              3,393                       49
* Paxar Corp.                                     2,900                       49
* Inrange Technologies Corp.                     10,218                       49
* Oregon Steel Mills, Inc.                        8,088                       49
* Artesyn Technologies, Inc.                      7,485                       49
* Remec, Inc.                                     8,630                       48
* Gadzooks, Inc.                                  3,843                       48
* ANADIGICS, Inc.                                 5,856                       48
* UNOVA, Inc.                                     7,426                       48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* HPL Technologies, Inc.                          3,200               $       48
  Wabash National Corp.                           4,819                       48
  Comm Bancorp, Inc.                              1,339                       48
* Aftermarket Technology Corp.                    2,469                       48
* Todd Shipyards Corp.                            3,830                       48
* Conexant Systems, Inc.                         29,654                       48
* SafeNet, Inc.                                   3,446                       48
* MIPS Technologies, Inc.                         7,783                       48
* Capital Trust Class A                           9,211                       48
* Verity, Inc.                                    4,318                       48
  Myers Industries, Inc.                          2,811                       48
* Digital River, Inc.                             5,204                       48
  FNB Financial Services Corp.                    2,778                       48
  Kansas City Life Insurance Co.                  1,231                       48
* Paragon Technologies, Inc.                      5,870                       48
* Kforce Inc.                                     7,983                       47
* Silicon Image, Inc.                             7,742                       47
  Lindsay Manufacturing Co.                       2,042                       47
  Central Vermont Public Service Corp.            2,682                       47
  Holly Corp.                                     2,818                       47
* Capital Corp. of the West                       2,485                       47
  NYMAGIC, Inc.                                   3,145                       47
  Ryerson Tull, Inc.                              4,030                       47
  Atlantic Tele-Network, Inc.                     3,080                       47
* Ace Cash Express, Inc.                          4,683                       47
* Eclipsys Corp.                                  7,131                       47
  Greater Community Bancorp                       2,923                       47
* US Physical Therapy, Inc.                       2,300                       47
  Stifel Financial Corp.                          3,732                       47
* MRO Software Inc.                               4,096                       47
* Inet Technologies, Inc.                         6,902                       47
  American Land Lease, Inc. REIT                  3,051                       47
* World Wrestling Entertainment, Inc.             3,265                       46
  Apex Mortgage Capital, Inc. REIT                3,074                       46
  Great Southern Bancorp, Inc.                    1,156                       46
* Chiles Offshore, Inc.                           1,896                       46
* Mykrolis Corp.                                  3,881                       46
* Energy Partners, Ltd.                           5,208                       46
* Concurrent Computer Corp.                       9,854                       46
* Avatar Holding, Inc.                            1,634                       46
* Titanium Metals Corp.                          11,610                       46
  Winston Hotels, Inc. REIT                       4,818                       46
* Wind River Systems Inc.                         9,095                       46
* infoUSA Inc.                                    8,316                       45
  Crown American Realty Trust REIT                4,835                       45
  Bush Industries, Inc.                           3,784                       45
* NaPro BioTherapeutics, Inc.                     6,904                       45
  Advanta Corp. Class A                           4,170                       45
* Collins & Aikman Corp.                          4,968                       45
* Bel Fuse, Inc. Class A                          1,977                       45
  JP Realty Inc. REIT                             1,689                       45
  First Merchants Corp.                           1,500                       45
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* The Buckle, Inc.                                1,819                $      45
* RadiSys Corp.                                   3,856                       45
* Quality Systems, Inc.                           2,651                       45
* Galyan's Trading Co.                            2,000                       45
* Numerex Corp.                                   4,974                       45
* Mortons Restaurant Group                        2,948                       44
  Capital Bank Corp.                              2,969                       44
* Riverstone Networks, Inc.                      14,149                       44
* Kensey Nash Corp.                               2,728                       44
  St. Francis Capital Corp.                       1,780                       44
  HMN Financial, Inc.                             2,313                       44
* Layne Christensen Co.                           4,756                       44
* Young Broadcasting Inc.                         2,470                       44
  Cadmus Communications                           3,914                       44
* Integrated Electrical Services, Inc.            7,011                       44
* CIMA Labs Inc.                                  1,808                       44
* Wireless Facilities, Inc.                       8,779                       43
  United National Bancorp                         1,858                       43
* Mesaba Holdings, Inc.                           7,275                       43
  Charter Financial Corp.                         1,500                       43
* Learning Tree International, Inc.               2,301                       43
  CompX International Inc.                        3,229                       43
* Royal Appliance Manufacturing Co.               6,700                       43
* PriceSmart, Inc.                                1,105                       43
* Midway Games Inc.                               5,009                       43
  Resource America, Inc.                          4,034                       43
* Equitable Bank                                  1,563                       42
* Martha Stewart Living
    Omnimedia, Inc.                               3,687                       42
  Commonwealth Bancorp                            1,424                       42
  Superior Uniform Group, Inc.                    4,093                       42
  Town & Country Trust REIT                       1,884                       42
* OfficeMax, Inc.                                 7,163                       42
* ABIOMED, Inc.                                   4,975                       42
  Berry Petroleum Class A                         2,485                       42
* Midwest Express Holdings, Inc.                  3,172                       42
* Diversa Corp.                                   4,202                       42
* EMCORE Corp.                                    6,964                       42
  CFS Bancorp, Inc.                               2,702                       42
* PDI, Inc.                                       2,691                       42
* Anaren Microwave, Inc.                          4,821                       42
* IDT Corp.                                       2,458                       42
  Curtiss-Wright Corp. Class B                      547                       42
* Closure Medical Corp.                           2,964                       41
* Integral Systems, Inc.                          1,899                       41
  Barnes Group, Inc.                              1,809                       41
* Bio-Technology General Corp.                    6,883                       41
* Aerosonic Corp.                                 1,738                       41
* Horizon Offshore, Inc.                          4,889                       41
* Gulf Island Fabrication, Inc.                   2,248                       41
  Green Mountain Power Corp.                      2,265                       41
* Instinet Group Inc.                             6,301                       41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Aksys, Ltd.                                     5,937                    $  41
* Touch America Holdings, Inc.                   14,857                       41
* Enterasys Networks, Inc.                       22,952                       41
* Gulfmark Offshore, Inc.                           986                       41
  Century Bancorp, Inc. Class A                   1,490                       41
* AirTran Holdings, Inc.                          7,598                       41
* Hycor Biomedical Inc.                          11,163                       41
* NeoPharm, Inc.                                  3,208                       40
* Jos. A. Bank Clothiers, Inc.                    2,260                       40
* Nu Horizons Electronics Corp.                   4,854                       40
* Sequa Corp. Class A                               615                       40
  Middlesex Water Co.                             1,530                       40
* SuperGen, Inc.                                  5,528                       40
* Ixia                                            6,893                       40
* Lakes Entertainment, Inc.                       5,931                       40
* Luby's, Inc.                                    6,313                       40
* Concerto Software Inc.                          6,357                       40
  First South Bancorp, Inc.                       1,104                       40
* Artisan Components, Inc.                        4,436                       40
* Witness Systems, Inc.                           5,406                       40
* Verisity Ltd.                                   2,300                       40
* SonicWALL, Inc.                                 7,891                       40
* UTStarcom, Inc.                                 1,958                       39
* Rainbow Technologies, Inc.                      7,989                       39
  Washington Trust Bancorp, Inc.                  1,658                       39
* Pericom Semiconductor Corp.                     3,380                       39
  Sanders Morris Harris Group Inc.                6,000                       39
* Talk America Holdings, Inc.                     9,406                       39
* Amerco, Inc.                                    2,622                       39
* WatchGuard Technologies, Inc.                   7,527                       39
* Pozen Inc.                                      7,465                       39
* Orbital Sciences Corp.                          4,851                       39
* FSI International, Inc.                         5,166                       39
* Stratus Properties Inc.                         4,099                       39
* Hoenig Group, Inc.                              3,670                       39
* Micromuse Inc.                                  8,647                       38
  NUI Corp.                                       1,411                       38
  Oxford Industries, Inc.                         1,370                       38
  Midwest Banc Holdings, Inc.                     1,280                       38
* Armor Holdings, Inc.                            1,500                       38
  Synalloy Corp.                                 12,697                       38
* Revlon, Inc. Class A                            7,708                       38
* Scientific Games Corp.                          4,796                       38
* California Amplifier, Inc.                      8,000                       38
* E.Piphany Inc.                                  8,636                       38
* Inforte Corp.                                   3,807                       38
* Kendle International Inc.                       2,775                       38
* Century Business Services, Inc.                11,573                       38
* Avigen, Inc.                                    4,004                       38
* VitalWorks Inc.                                 4,590                       38
* Interwoven, Inc.                               12,330                       38
* TriPath Imaging, Inc.                           8,589                       38
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* United Online, Inc.                             3,120                  $    38
  General Cable Corp.                             5,952                       37
* NYFIX, Inc.                                     4,410                       37
  Coastal Bancorp, Inc.                           1,179                       37
* Versicor, Inc.                                  2,766                       37
  First Keystone Financial, Inc.                  1,997                       37
* USG Corp.                                       5,299                       37
  Corporate Office Properties
    Trust, Inc. REIT                              2,540                       37
* Lifecore Biomedical Inc.                        3,233                       37
* Gardner Denver Inc.                             1,847                       37
* Trans World Entertainment Corp.                 6,331                       37
* Arris Group Inc.                                8,355                       37
* Harmonic, Inc.                                 10,033                       37
* Phoenix Technologies Ltd.                       3,670                       37
* OraSure Technologies, Inc.                      5,632                       37
* McMoRan Exploration Co.                         8,495                       37
  Maine Public Service Co.                        1,224                       37
* Progenics Pharmaceuticals, Inc.                 2,970                       37
* ParkerVision, Inc.                              1,902                       36
* Zygo Corp.                                      4,531                       36
* Zymogenetics, Inc.                              4,125                       36
* Dura Automotive Systems, Inc.                   1,752                       36
* Alliance Semiconductor Corp.                    5,110                       36
  Omega Financial Corp.                             992                       36
* Buca, Inc.                                      1,900                       36
* Parker Drilling Co.                            11,063                       36
* Centillium Communications, Inc.                 4,148                       36
* Transmeta Corp.                                15,389                       36
* Vivus, Inc.                                     5,306                       36
* Banc Corp.                                      4,168                       36
* NASSDA Corp.                                    2,900                       36
* Friendly Ice Cream Corp.                        4,682                       36
* Navigant Consulting, Inc.                       5,120                       36
  WSFS Financial Corp.                            1,382                       36
* CryoLife Inc.                                   2,226                       36
  Banner Corp.                                    1,441                       36
  Federal Agricultural Mortgage
    Corp. Class A                                 1,521                       35
* First Consulting Group, Inc.                    4,092                       35
* Dave & Busters, Inc.                            2,897                       35
  Meridian Bioscience Inc.                        5,094                       35
  Mueller (Paul) Co.                              1,088                       35
* ANSYS, Inc.                                     1,744                       35
* Denbury Resources, Inc.                         3,400                       35
* Lifeway Foods, Inc.                             5,727                       35
* Bruker Daltonics, Inc.                          8,844                       35
* ArthroCare Corp.                                2,713                       35
  Quaker Chemical Corp.                           1,424                       35
  Titan International, Inc.                       8,611                       35
  BSB Bancorp, Inc.                               1,307                       35
* Acclaim Entertainment Inc.                      9,860                       35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* Stanley Furniture Co., Inc.                     1,300                 $     35
* eSPEED, Inc. Class A                            3,167                       35
* Expedia Inc.
    Warrants Exp. 2/4/2009                        1,190                       35
* Theragenics Corp.                               4,093                       35
* PTEK Holdings, Inc.                             5,968                       34
* Raindance Communications, Inc.                  5,987                       34
  Spartan Motors, Inc.                            2,261                       34
* Spherix Inc.                                    5,719                       34
  West Coast Bancorp                              2,000                       34
* Medical Staffing Network
    Holdings, Inc.                                1,400                       34
* Pegasystems Inc.                                3,788                       34
  Second Bancorp, Inc.                            1,249                       34
* Loral Space & Communications                   34,425                       34
* Rita Medical Systems, Inc.                      3,400                       34
* Impath, Inc.                                    1,890                       34
* Redback Networks Inc.                          18,943                       34
* Verint Systems Inc.                             3,000                       34
* Ulticom, Inc.                                   4,997                       34
  Hopfed Bancorp, Inc.                            2,705                       34
* Liberate Technologies, Inc.                    12,820                       34
* Antigenics, Inc.                                3,421                       34
* Giant Industries, Inc.                          4,210                       34
* Beasley Broadcast Group, Inc.                   2,280                       34
* Axsys Technologies, Inc.                        4,236                       34
* Corixa Corp.                                    4,897                       34
* RSA Security Inc.                               6,950                       33
* Turnstone Systems, Inc.                         7,715                       33
  Dover Motorsports, Inc.                         5,954                       33
* Cyberonics, Inc.                                2,538                       33
* GSI Commerce, Inc.                              4,468                       33
  W.P. Carey & Co. LLC                            1,475                       33
* Amcast Industrial Corp.                         7,255                       33
* Prima Energy Corp.                              1,458                       33
* American Physicians Capital, Inc.               1,800                       33
  LSI Industries Inc.                             1,806                       33
* Arena Pharmaceuticals, Inc.                     3,949                       33
* CNET Networks, Inc.                            16,643                       33
  Greater Delaware Valley
    Savings Bank                                  1,263                       33
  Sizeler Property Investors, Inc. REIT           3,028                       33
  Tech/Ops Sevcon, Inc.                           4,019                       33
* Identix, Inc.                                   4,513                       33
* Acceptance Insurance Cos. Inc.                  8,028                       33
* Zomax Inc.                                      8,437                       33
  Met-Pro Corp.                                   2,255                       33
* Advance Auto Parts, Inc.                          600                       33
* Digitas Inc.                                    7,189                       33
* Actuate Software Corp.                          7,244                       33
* MatrixOne, Inc.                                 5,418                       33
* Mapics Inc.                                     5,823                       33
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Concord Communications, Inc.                    1,975              $        33
* Covansys Corp.                                  5,780                       32
* XOMA Ltd.                                       8,138                       32
  Timberline Software Corp.                       5,950                       32
* Casella Waste Systems, Inc.                     2,692                       32
  Chemed Corp.                                      857                       32
* OPNET Technologies, Inc.                        3,604                       32
* Protection One, Inc.                           11,739                       32
  Talx Corp.                                      1,700                       32
* BioMarin Pharmaceutical Inc.                    6,135                       32
* Alexion Pharmaceuticals, Inc.                   2,112                       32
  Ziegler Cos., Inc.                              2,124                       32
  Peoples Holding Co.                               777                       32
* Merix Corp.                                     3,710                       32
* Western Wireless Corp. Class A                  9,815                       32
* Aspen Technologies, Inc.                        3,811                       32
  Arrow Financial Corp.                             935                       32
* Acacia Research Corp.                           4,473                       32
* Carreker Corp.                                  2,800                       32
* Silicon Graphics, Inc.                         10,760                       32
* Alcide Corp.                                    1,709                       32
* Intertrust Technologies Corp.                  10,491                       32
* SPSS, Inc.                                      2,031                       32
* Drexler Technology Corp.                        1,461                       32
* Presstek, Inc.                                  7,873                       31
* Carriage Services, Inc.                         7,308                       31
* Cubist Pharmaceuticals, Inc.                    3,337                       31
* CardioDynamics International Corp.              8,432                       31
* MEMC Electronic Materials, Inc.                 6,191                       31
  X-Rite Inc.                                     3,635                       31
* ZixIt Corp.                                     5,704                       31
* ePlus Inc.                                      4,483                       31
  Cascade Bancorp                                 1,734                       31
* C-COR Electronics, Inc.                         4,445                       31
  Intermet Corp.                                  2,894                       31
  Analysts International Corp.                    7,306                       31
* Administaff, Inc.                               3,104                       31
* UnitedGlobalCom Inc. Class A                   11,265                       31
* Aaon, Inc.                                      1,650                       31
* PRIMEDIA Inc.                                  25,361                       31
  California Independent Bancorp                  1,577                       31
* Regeneration Technologies, Inc.                 5,090                       31
* Liquidmetal Technologies                        2,600                       31
* Dynamics Research Corp.                         1,261                       30
  First Bancorp (NC)                              1,108                       30
* CuraGen Corp.                                   5,529                       30
* Nuance Communications Inc.                      7,279                       30
* 4Kids Entertainment Inc.                        1,500                       30
  Donnelly Corp.                                  1,122                       30
* WorldCom Inc.-WorldCom Group                  335,261                       30
* Tyler Technologies, Inc.                        5,666                       30
* PharmaNetics, Inc.                              6,064                       30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Luminex Corp.                                   4,004                 $     30
  Simmons First National Corp.                      705                       30
* Navigant International, Inc.                    1,940                       30
* American Real Estate Partners, LP               3,090                       30
* Lexicon Genetics Inc.                           6,129                       30
* Impax Laboratories, Inc.                        4,000                       30
  Standard Motor Products, Inc.                   1,792                       30
  Farmers Capital Bank Corp.                        846                       30
* Steven Madden, Ltd.                             1,500                       30
* Texas Biotechnology Corp.                       7,623                       30
* M&F Worldwide Corp.                             7,822                       30
* Conceptus, Inc.                                 1,800                       30
* Ventiv Health, Inc.                            10,512                       30
* Sangamo BioSciences, Inc.                       5,040                       30
* ValueClick, Inc.                                9,137                       30
* MSC.Software Corp.                              3,300                       30
* TTM Technologies, Inc.                          5,634                       30
  First Federal Bancshares of
    Arkansas, Inc.                                1,153                       29
* Workflow Management, Inc.                       8,620                       29
  Calgon Carbon Corp.                             3,497                       29
* EEX Corp.                                      14,676                       29
* Specialty Laboratories, Inc.                    3,533                       29
  Gentiva Health Services, Inc.                   3,250                       29
* Curative Health Services Inc.                   1,739                       29
* F5 Networks, Inc.                               2,978                       29
  Medford Bancorp, Inc.                             836                       29
* Datastream Systems, Inc.                        4,099                       29
* AZZ Inc.                                        1,865                       29
* Strategic Diagnostics Inc.                      6,600                       29
* iGATE Corp.                                     6,274                       29
* Oak Technology, Inc.                            6,393                       29
* MetaSolv, Inc.                                  7,311                       29
  Pulaski Financial Corp.                         1,481                       29
* j2 Global Communications, Inc.                  1,748                       29
* ITXC Corp.                                      5,503                       29
* Immunomedics Inc.                               5,502                       29
* Labor Ready, Inc.                               4,896                       29
  HF Financial Corp.                              2,286                       29
  Schnitzer Steel Industries, Inc.
    Class A                                       1,275                       28
* Triton PCS, Inc.                                7,286                       28
* AMC Entertainment, Inc.                         2,000                       28
* IXYS Corp.                                      5,247                       28
* New Focus, Inc.                                 9,496                       28
  TF Financial Corp.                              1,216                       28
* Centennial Communications Corp.
    Class A                                      11,480                       28
* Conrad Industries, Inc.                         7,466                       28
* Roxio, Inc.                                     3,888                       28
* Nanogen, Inc.                                   7,986                       28
* Safeguard Scientifics, Inc.                    13,946                       28
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Prime Group Realty Trust REIT                   4,282                  $    28
* Symmetricom Inc.                                7,619                       28
* Mattson Technology, Inc.                        6,000                       28
* US Airways Group, Inc.                          7,460                       28
* Clayton Williams Energy, Inc.                   2,369                       27
  North Valley Bancorp                            1,695                       27
* LodgeNet Entertainment Corp.                    1,900                       27
* Ditech Communications Corp.                     9,629                       27
* Actel Corp.                                     1,300                       27
* Ribapharm Inc.                                  3,000                       27
  Patriot Bank Corp.                              1,943                       27
* COMARCO, Inc.                                   3,450                       27
* Tenneco Automotive, Inc.                        4,329                       27
  Keithley Instruments Inc.                       1,865                       27
* Clarus Corp.                                    5,361                       27
* Radio One, Inc.                                 1,800                       27
* Secure Computing Corp.                          3,540                       27
  BCSB Bankcorp, Inc.                             2,051                       27
* CenterSpan Communications Corp.                 5,802                       27
* Hector Communications Corp.                     2,219                       27
* Celeritek, Inc.                                 3,997                       26
* DMC Stratex Networks, Inc.                     13,062                       26
* Allegiance Telecom, Inc.                       14,304                       26
  LSB Corp.                                       1,898                       26
* SeeBeyond Technology Corp.                      8,403                       26
* Illumina, Inc.                                  3,876                       26
* Mobile Mini, Inc.                               1,523                       26
* Neoforma, Inc.                                  1,998                       26
* Possis Medical Inc.                             2,100                       26
* Torch Offshore, Inc.                            3,600                       26
* PRAECIS Pharmaceuticals Inc.                    7,404                       26
* Gerber Scientific, Inc.                         7,336                       26
  Shore Bancshares, Inc.                          1,200                       26
* SonoSite, Inc.                                  1,762                       25
* Hall, Kinion & Associates, Inc.                 3,375                       25
  Puerto Rican Cement Co., Inc.                     724                       25
  Codorus Valley Bancorp, Inc.                    1,582                       25
* JNI Corp.                                       7,188                       25
* Mail-Well, Inc.                                 4,825                       25
* Curon Medical Inc.                              7,226                       25
  Fedders Corp.                                   9,386                       25
* TippingPoint Technologies Inc.                  2,079                       25
* Nabi Biopharmaceuticals                         4,658                       25
* RMH Teleservices, Inc.                          3,633                       25
* Aware, Inc.                                     6,553                       25
* United Capital Corp.                            1,023                       25
* Bottomline Technologies, Inc.                   4,400                       25
* Capstone Turbine Corp.                         14,914                       25
* U.S. Laboratories Inc.                          1,900                       25
* Universal Electronics, Inc.                     1,648                       25
  Oregon Trail Financial Corp.                    1,304                       25
* Digene Corp.                                    2,094                       25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* Netegrity, Inc.                                 3,997                $      25
* Aether Systems, Inc.                            8,337                       25
* Applied Innovation Inc.                         5,762                       25
* Entrust, Inc.                                   8,998                       24
* Sirius Satellite Radio, Inc.                    6,479                       24
* Aradigm Corp.                                   5,575                       24
* Caliper Technologies Corp.                      2,909                       24
* SeaChange International, Inc.                   2,765                       24
* Greka Energy Corp.                              4,211                       24
* Maxxam Inc.                                     2,190                       24
  Ameriserv Financial Inc.                        5,269                       24
* ON Semiconductor Corp.                         11,710                       24
* Handspring, Inc.                               13,807                       24
* U.S. Industries, Inc.                           6,953                       24
* Sipex Corp.                                     4,894                       24
* Telular Corp.                                   7,539                       24
* V.I. Technologies, Inc.                         6,546                       24
* Griffin Land & Nurseries, Inc.                  1,726                       24
* Digi International, Inc.                        7,221                       24
* Pharmacopeia, Inc.                              2,797                       24
* First Mariner Bancorp, Inc.                     2,146                       24
* IDT Corp. CLass B                               1,458                       24
* Biopure Corp.                                   3,100                       24
* Superior Consultant Holdings Corp.              4,112                       24
  Medallion Financial Corp.                       4,472                       24
* Tollgrade Communications, Inc.                  1,609                       24
  Wainwright Bank & Trust Co.                     2,514                       24
  Chester Valley Bancorp                          1,499                       24
  Vesta Insurance Group, Inc.                     5,486                       23
* Lancer Corp.                                    3,872                       23
* Candela Corp.                                   4,246                       23
* Department 56 Inc.                              1,426                       23
* QuickLogic Corp.                                6,395                       23
  Jacksonville Bancorp, Inc.                        924                       23
* Embarcadero Technologies, Inc.                  3,748                       23
* Asbury Automotive Group, Inc.                   1,700                       23
* Group 1 Software, Inc.                          1,668                       23
* Microsemi Corp.                                 3,500                       23
* Corvis Corp.                                   35,365                       23
* FalconStor Software, Inc.                       5,418                       23
* Multimedia Games Inc.                           1,050                       23
  HEICO Corp.                                     1,623                       23
* Oakwood Homes Corp.                             4,560                       23
* Lexent Inc.                                    10,110                       23
* PC Connection, Inc.                             5,548                       23
* Danielson Holdings Corp.                        4,477                       23
* Quovadx, Inc.                                   3,593                       23
* HomeStore, Inc.                                15,578                       22
* MRV Communications Inc.                        14,615                       22
* AXT, Inc.                                       2,800                       22
* Callon Petroleum Co.                            4,566                       22
* Interactive Intelligence Inc.                   6,583                       22
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Catalytica Energy Systems, Inc.                 7,012               $       22
* Syntroleum Corp.                                7,673                       22
* Triangle Pharmaceuticals, Inc.                  8,049                       22
* MSCI, Inc.                                      1,937                       22
  MCG Capital Corp.                               1,300                       22
* Peco II, Inc.                                   6,467                       22
* Hexcel Corp.                                    4,979                       22
* Anthony & Sylvan Pools Corp.                    3,496                       22
* Todhunter International, Inc.                   1,975                       22
* Viewpoint Corp.                                 4,486                       22
  Ameriana Bancorp                                1,500                       22
  Team Financial, Inc.                            2,058                       22
* Extended Systems Inc.                           6,414                       21
* Cell Therapeutics, Inc.                         3,930                       21
  Bridge View Bancorp                             1,150                       21
* Advanced Tissue Sciences Inc.                  14,873                       21
* Infogrames, Inc.                                7,811                       21
* Nashua Corp.                                    2,999                       21
  National Golf Properties, Inc. REIT             2,489                       21
* Xicor, Inc.                                     5,230                       21
* ViaSat, Inc.                                    2,500                       21
* GMX Resources Inc.                              8,150                       21
* SRI/Surgical Express, Inc.                      1,677                       21
* Braun Consulting, Inc.                          5,992                       21
* Answerthink Consulting Group, Inc.              5,511                       21
* Drugstore.com, Inc.                             7,678                       21
* Cepheid, Inc.                                   3,700                       21
* Interland Inc.                                  6,553                       21
* Corvas International, Inc.                      9,571                       21
* McAfee.com Corp.                                1,405                       21
* Allscripts Healthcare Solutions, Inc.           5,470                       20
* EPIQ Systems, Inc.                              1,200                       20
* Sanchez Computer Associates, Inc.               4,575                       20
* MGI Pharma, Inc.                                2,890                       20
* Geron Corp.                                     4,438                       20
* Willis Lease Finance Corp.                      4,189                       20
* Isle of Capri Casinos, Inc.                     1,000                       20
* Marvel Enterprises Inc.                         3,730                       20
* Manufacturers' Services Ltd.                    4,222                       20
* Maxim Pharmaceuticals, Inc.                     6,204                       20
* Technisource, Inc.                              5,036                       20
* Forgent Networks, Inc.                          3,983                       20
* TiVo Inc.                                       5,343                       20
* NMT Medial, Inc.                                3,100                       20
* PLATO Learning, Inc.                            2,001                       20
* Lexar Media, Inc.                               4,623                       20
* Active Power, Inc.                              5,464                       20
* SITEL Corp.                                     6,305                       20
  Consolidated-Tomoka Land Co.                      980                       20
* CCC Information Services Group                  1,400                       20
* hi/fn, inc                                      3,266                       20
* The Meridian Resource Corp.                     5,249                       20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Inveresk Research Group Inc.                    1,500                 $     20
* Multex.com Inc.                                 4,778                       19
* EZCORP, Inc.                                    5,491                       19
* Esperion Therapeutics, Inc.                     3,583                       19
* Traffix, Inc.                                   3,967                       19
* eResearch Technology, Inc.                        767                       19
* American Residential Investment
    Trust, Inc. REIT                              4,460                       19
  Stepan Co.                                        680                       19
* Computer Horizons Corp.                         3,949                       19
* 1-800 CONTACTS, Inc.                            1,400                       19
* Aspect Communications Corp.                     5,902                       19
  Atlanta Sosnoff Capital Corp.                   1,736                       19
* Ampal-American Israel Corp.                     5,203                       19
  American Home Mortgage
    Holdings, Inc.                                1,500                       19
* Aphton Corp.                                    2,490                       19
* Omega Healthcare Investors,
    Inc. REIT                                     2,437                       18
* Troy Group, Inc.                                5,394                       18
* Interpore International                         1,900                       18
* Sonic Innovations, Inc.                         2,578                       18
* Prime Energy Corp.                              2,226                       18
* ONYX Software Corp.                             5,380                       18
* Aspect Medical Systems, Inc.                    5,048                       18
* Allied Holdings, Inc.                           3,465                       18
* Huttig Building Products, Inc.                  3,365                       18
* Packeteer, Inc.                                 4,054                       18
* Akamai Technologies, Inc.                      13,782                       18
* Atlas Air Worldwide Holdings, Inc.              4,839                       18
* Harvard Bioscience, Inc.                        3,200                       18
* Alliance Data Systems Corp.                       700                       18
* Novoste Corp.                                   3,865                       18
* NS Group Inc.                                   1,926                       18
* DiamondCluster International, Inc.              2,978                       18
* LMI Aerospace, Inc.                             4,197                       18
  Burnham Pacific Properties,
    Inc. REIT                                    15,143                       18
* Zoltek Cos., Inc.                               6,579                       18
  Spiegel, Inc. Class A                          20,795                       18
* PETCO Animal Supplies, Inc.                       700                       17
* BioSphere Medical Inc.                          4,500                       17
* Bone Care International, Inc.                   3,293                       17
* DJ Orthopedics Inc.                             2,100                       17
* Goody's Family Clothing                         1,495                       17
  ISCO, Inc.                                      1,847                       17
* Selectica, Inc.                                 4,294                       17
* Pharmacyclics, Inc.                             3,819                       17
* PC-Tel, Inc.                                    2,475                       17
* VaxGen, Inc.                                    3,020                       17
* Inverness Medical Innovations, Inc.               827                       17
* Price Legacy Corp. REIT                         4,303                       17
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* ImmunoGen, Inc.                                 6,130                  $    16
  Marine Products Corp.                           1,444                       16
* Penton Media, Inc. Class A                      7,590                       16
* Hewitt Associates, Inc.                           700                       16
* Rochester Medical Corp.                         2,716                       16
* U.S. Vision, Inc.                               4,321                       16
* Tellium, Inc.                                  17,371                       16
* Docucorp International, Inc.                    1,579                       16
* Net2Phone, Inc.                                 3,773                       16
* Sequenom, Inc.                                  4,558                       16
* Syms Corp.                                      2,395                       16
* KCS Energy, Inc.                                9,133                       16
* Applied Molecular Evolution, Inc.               2,738                       16
* SpeedFam-IPEC, Inc.                             3,019                       16
* Numerical Technologies, Inc.                    3,955                       16
* Stamps.Com Inc.                                 3,559                       16
* Mothers Work, Inc.                                400                       16
* Sapient Corp.                                  14,787                       16
* SkillSoft Corp.                                 1,996                       16
* Avanex Corp.                                    8,046                       16
* Innotrac Corp.                                  3,214                       16
  American National Financial, Inc.               1,000                       15
* America West Holdings Corp.
    Class B                                       5,645                       15
* Worldwide Restaurant
    Concepts Inc.                                 5,264                       15
* Old Dominion Freight Line, Inc.                 1,024                       15
* Wiser Oil Co.                                   4,352                       15
* Alamosa Holdings, Inc.                         10,893                       15
* PDF Solutions, Inc.                             2,100                       15
* Trover Solutions, Inc.                          2,600                       15
* Aurora Foods Inc.                               9,496                       15
* Strategic Distribution, Inc.                    1,081                       15
* Comfort Systems USA, Inc.                       3,106                       15
* Acmat Corp. Class A                             1,503                       15
* Proton Energy Systems, Inc.                     4,650                       15
* American Pharmaceuticals
    Partners, Inc.                                1,200                       15
* Vitria Technology, Inc.                        15,415                       15
* Inktomi Corp.                                  16,798                       15
* Eden Bioscience Corp.                           7,422                       15
* QRS Corp.                                       1,890                       15
* SignalSoft Corp.                                6,507                       15
  Wolohan Lumber Co.                                700                       15
  Investors Title Co.                               748                       15
* Large Scale Biology Corp.                       6,609                       14
* Allen Telecom Inc.                              3,378                       14
* InfoSpace, Inc.                                31,891                       14
* Terra Industries, Inc.                          6,769                       14
* RCN Corp.                                      10,437                       14
* CTC Communications Group, Inc.                  8,162                       14
* I-STAT Corp.                                    3,987                       14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* SpeechWorks International Inc.                  3,832               $       14
* Medical Action Industries Inc.                  1,100                       14
* Saba Software, Inc.                             5,499                       14
* Centra Software, Inc.                           7,529                       14
* Ceres Group, Inc.                               3,566                       14
* Radio One, Inc. Class D                           930                       14
* CMGI Inc.                                      28,755                       14
* Summa Industries                                1,400                       14
* Sirenza Microdevices, Inc.                      6,774                       14
* ImageWare Systems, Inc.                         3,800                       14
* Cross Media Marketing Corp.                     1,448                       14
* Wyndham International, Inc.
    Class A                                      11,580                       13
* Digital Lightwave, Inc.                         5,717                       13
* Netro Corp.                                     5,837                       13
* Lipid Sciences, Inc.                            2,862                       13
* Loudcloud, Inc.                                 9,272                       13
* SupportSoft, Inc.                               4,741                       13
* Tweeter Home Entertainment
    Group, Inc.                                     800                       13
* Hecla Mining Co.                                2,792                       13
* Commerce One, Inc.                             34,233                       13
* Earthshell Corp.                               11,260                       13
* Vical, Inc.                                     2,446                       13
* ACTV, Inc.                                     11,223                       13
* Stratos Lightwave, Inc.                         8,023                       13
* Covista Communications, Inc.                    3,805                       13
* Computer Task Group, Inc.                       2,557                       13
* Actrade Financial Technologies, Ltd.            1,200                       13
* Chordiant Software, Inc.                        6,393                       12
* Paradyne Networks, Inc.                         3,175                       12
* 3 Dimensional Pharmaceuticals Inc.              2,785                       12
* I-many, Inc.                                    4,500                       12
* Diametrics Medical, Inc.                        3,351                       12
* Titan Pharmaceuticals, Inc.                     3,367                       12
* Lazare Kaplan International, Inc.               1,707                       12
* Fairchild Corp.                                 3,873                       12
  National Service Industries, Inc.               1,302                       12
* Novavax, Inc.                                   2,847                       12
* Stellent Inc.                                   2,647                       12
* Impco Technologies Inc.                           921                       12
* Designs, Inc.                                   1,777                       12
* Global Power Equipment Group Inc.               1,215                       12
* Netscreen Technologies, Inc.                    1,300                       12
* Hartmarx Corp.                                  4,764                       12
* Ciphergen Biosystems, Inc.                      3,206                       12
* iManage, Inc.                                   3,478                       12
  Allen Organ Co.                                   283                       12
* Captaris Inc.                                   3,923                       12
* Consolidated Freightways Corp.                  3,489                       11
* International Shipholding Corp.                 1,739                       11
* APAC Teleservices, Inc.                         1,928                       11
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Candie's, Inc.                                  2,808              $        11
* Storage Computer Corp.                          2,856                       11
* Adept Technology, Inc.                          5,403                       11
* Allied Healthcare International Inc.            1,980                       11
* Indevus Pharmaceuticals, Inc.                   9,669                       11
* TransPro Inc.                                   1,789                       11
* Caminus Corp.                                   1,908                       11
* BTU International, Inc.                         2,880                       11
* Terayon Communications
    Systems, Inc.                                 8,314                       11
* America's Car-Mart, Inc.                          800                       11
* I.D. Systems, Inc.                              2,818                       11
  BancTrust Financial Group, Inc.                   900                       11
* The Good Guys, Inc.                             3,077                       11
* Total Entertainment
    Restaurant Corp.                                667                       11
  First Union Real Estate REIT                    4,772                       11
* Foster Wheeler Ltd.                             6,755                       11
* Matria Healthcare, Inc.                         1,304                       11
* PLX Technology, Inc.                            2,500                       11
* Third Wave Technologies                         4,741                       11
* Global Payment Tech Inc.                        1,783                       11
* Dobson Communications Corp.                    12,314                       11
* Wink Communications, Inc.                       3,661                       11
* Provident Financial Holdings, Inc.                314                       11
* SBA Communications Corp.                        7,477                       11
* NMS Communications Corp.                        4,321                       11
* Emisphere Technologies, Inc.                    2,550                       10
* LCC International, Inc. Class A                 7,163                       10
* SONICblue Inc.                                  9,846                       10
* Orapharma Inc.                                  2,186                       10
* Technology Solutions Co.                        7,836                       10
* ePresence, Inc.                                 2,671                       10
* Value City Department Stores, Inc.              3,569                       10
* SureBeam Corp.                                  1,824                       10
* Time Warner Telecom Inc.                        5,901                       10
* Kana Software, Inc.                             2,458                       10
* W.R. Grace & Co.                                3,562                       10
* Sunrise Telecom Inc.                            4,513                       10
* Community West Bancshares                       2,110                       10
* Glenayre Technologies, Inc.                     7,769                       10
* Next Level Communications, Inc.                 9,589                       10
* InterVoice-Brite, Inc.                          6,769                       10
* Dyax Corp.                                      2,379                       10
  MutualFirst Financial Inc.                        500                       10
* Neogen Corp.                                      700                       10
* Westpoint Stevens, Inc.                         2,454                        9
* Deltagen, Inc.                                  3,858                        9
* Toreador Resources Corp.                        2,315                        9
* Cytogen Corp.                                   8,794                        9
* Dendreon Corp.                                  4,431                        9
* LookSmart, Ltd.                                 4,764                        9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Armstrong Holdings, Inc.                        5,206               $        9
* Wave Systems Corp.                              6,508                        9
* UbiquiTel Inc.                                 13,458                        9
* EnPro Industries, Inc.                          1,650                        9
* Colorado MEDtech, Inc.                          3,700                        9
* U.S. Energy Corp.                               3,571                        9
* Art Technology Group, Inc.                      9,046                        9
* Portal Software, Inc.                          12,134                        9
* Management Network Group Inc.                   3,910                        9
* BroadVision, Inc.                              29,243                        9
* Terra Nitrogen Co., LP                          1,542                        9
* Correctional Services Corp.                     3,725                        9
* Cysive, Inc.                                    3,630                        9
* CyberSource Corp.                               3,774                        9
  Urstadt Biddle Properties
    Class A REIT                                    800                        9
* SONUS Pharmaceuticals, Inc.                     4,183                        9
* SYNAVANT Inc.                                   6,193                        9
* SciClone Pharmaceuticals, Inc.                  4,366                        9
  Psychemedics, Inc.                              2,901                        9
* Seven Seas Petroleum Inc.                       3,793                        9
* BSQUARE Corp.                                   3,786                        9
* Ag Services of America, Inc.                      697                        9
  Gevity HR, Inc.                                 2,138                        8
* Vixel Corp.                                     3,243                        8
* eCollege.com Inc.                               2,475                        8
* EntreMed, Inc.                                  2,738                        8
* NIC Inc.                                        5,631                        8
* Corio, Inc.                                     7,620                        8
* Baldwin Technology Class A                      5,881                        8
* DDi Corp.                                       8,262                        8
* Criimi Mae, Inc. REIT                           1,104                        8
* Vestcom International, Inc.                     1,394                        8
* Epicor Software Corp.                           5,197                        8
* SoundView Technology Group, Inc.                4,759                        8
* Penn Octane Corp.                               2,264                        8
* SteelCloud Inc.                                 3,121                        8
* Owens Corning                                   6,720                        8
* Cavalier Homes, Inc.                            2,095                        8
* Aclara Biosciences, Inc.                        4,614                        8
* Track Data Corp.                                6,608                        8
* Valence Technology Inc.                         5,663                        8
* Toymax International, Inc.                      1,785                        8
* Health Management Systems, Inc.                 2,468                        8
* DigitalThink, Inc.                              5,540                        8
* Blue Martini Software, Inc.                     8,808                        8
* Channell Commercial Corp.                       1,100                        8
  Lillian Vernon Corp.                            1,063                        8
* Switchboard Inc.                                2,230                        8
* Lightspan Inc.                                  4,308                        7
* Autobytel Inc.                                  2,441                        7
* Intelidata Technologies Corp.                   5,592                        7
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Capital Pacific Holdings, Inc.                  1,789                  $     7
* Applied Imaging Corp.                           2,500                        7
* IntraBiotics Pharmaceuticals, Inc.              5,645                        7
  Citizens First Financial Corp.                    387                        7
  Prosperity Bancshares, Inc.                       400                        7
* Alteon, Inc.                                    3,513                        7
* Optical Communication Products, Inc.            5,929                        7
* U.S. Energy Systems, Inc.                       4,134                        7
* Canaan Energy Corp.                               400                        7
* Tumbleweed Communications Corp.                 3,880                        7
* Mobius Management Systems, Inc.                 2,203                        7
* Transgenomic, Inc.                              2,841                        7
  Bedford Bancshares, Inc.                          422                        7
* AP Pharma Inc.                                  3,352                        7
* Integrated Telecom Express, Inc.                4,369                        7
* TranSwitch Corp.                               10,935                        7
* Click Commerce, Inc.                            6,198                        7
* Netopia, Inc.                                   2,531                        7
* StorageNetworks, Inc.                           3,490                        7
* Cygnus Inc.                                     3,389                        7
* iVillage Inc.                                   5,432                        7
* VA Software Corp.                               6,843                        7
* Infinity, Inc.                                    800                        7
* Cardima, Inc.                                   4,715                        7
* Interlink Electronics Inc.                      1,500                        7
* Read Rite Corp.                                14,197                        7
* Digital Impact, Inc.                            3,471                        7
* Genzyme Molecular Oncology                      2,699                        7
* Magellan Health Services, Inc.                  6,222                        7
* Daily Journal Corp.                               260                        7
* Liquid Audio, Inc.                              2,723                        7
* Genome Therapeutics Corp.                       2,887                        7
* BindView Development Corp.                      6,537                        7
* ATP Oil & Gas Corp.                             2,200                        7
* Katy Industries, Inc.                           1,331                        7
* MacroChem Corp.                                 3,800                        7
* Valentis, Inc.                                  4,962                        7
* TSR, Inc.                                       1,253                        7
* Oplink Communications, Inc.                     9,088                        7
* Orchid Biosciences, Inc.                        5,021                        7
  D&E Communications, Inc.                          629                        7
* eXcelon Corp.                                   7,427                        7
* Proxymed Pharmacy, Inc.                           320                        7
* Belmont Bancorp                                 1,366                        7
* Peregrine Systems, Inc.                        21,887                        7
* Leap Wireless International, Inc.               6,077                        7
* TurboChef, Inc.                                 2,427                        6
* Sorrento Networks Corp.                         6,719                        6
* Resonate Inc.                                   3,210                        6
  Stephan Co.                                     1,743                        6
* Diacrin, Inc.                                   4,491                        6
* Latitude Communications, Inc.                   4,783                        6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
* Blount International, Inc.                      1,484                  $     6
* Spectrian Corp.                                   600                        6
* EXE Technologies, Inc.                          5,524                        6
* Virologic, Inc.                                 2,205                        6
* Mercator Software, Inc.                         4,057                        6
* Investors Capital Holdings, Ltd.                3,067                        6
* Insmed Inc.                                     4,380                        6
* Ramtron International Corp.                     2,886                        6
  Amerivest Properties, Inc.                      1,000                        6
* Official Payments Corp.                         2,038                        6
* WJ Communications, Inc.                         5,246                        6
* Pegasus Communications Corp.
    Class A                                       8,276                        6
* MarketWatch.com, Inc.                           1,274                        6
* New Frontier Media, Inc.                        2,850                        6
* Tradestation Group Inc.                         4,906                        6
* Norstan, Inc.                                   1,483                        6
* Park-Ohio Holdings Corp.                        1,316                        6
* SM&A Corp.                                      1,556                        6
* Docent, Inc.                                    5,116                        6
* MeriStar Hotels & Resorts, Inc. REIT            6,536                        6
* Cone Mills Corp.                                2,187                        6
* QAD Inc.                                        2,024                        6
* Avenue A, Inc.                                  1,610                        6
* H Power Corp.                                   5,989                        6
  Webster City Federal Bancorp                      300                        6
* Electric Fuel Corp.                             6,122                        6
* Double Eagle Petroleum Co.                      1,371                        6
* Spectranetics Corp.                             2,779                        6
* Medialink Worldwide, Inc.                       1,489                        6
* Avici Systems Inc.                              5,505                        6
* Viant Corp.                                     4,537                        6
* Lantronix, Inc.                                 6,475                        6
* Cell Pathways, Inc.                             3,664                        5
* Big Dog Holdings, Inc.                          1,650                        5
* LCA-Vision, Inc.                                5,167                        5
* Critical Path, Inc.                             5,314                        5
* Edison Schools Inc.                             5,689                        5
* Xanser Corp.                                    2,966                        5
* SRA International, Inc.                           200                        5
* HEI, Inc.                                         700                        5
* Hyseq, Inc.                                     2,368                        5
* Advanced Switching
    Communications, Inc.                          4,732                        5
* Consumer Portfolio Services, Inc.               2,020                        5
  Investors Real Estate Trust REIT                  500                        5
* Parallel Petroleum Corp.                        2,000                        5
* IVAX Diagnostics, Inc.                          2,766                        5
* Microvision, Inc.                               1,000                        5
* FairMarket, Inc.                                3,795                        5
* Westell Technologies, Inc.                      3,301                        5
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* TheStreet.com, Inc.                             2,242                  $     5
* Visual Networks, Inc.                           3,538                        5
* Axonyx Inc.                                     2,200                        5
* ARTISTdirect, Inc.                                515                        5
* ResortQuest International, Inc.                   800                        5
* Synagro Technologies Inc.                       1,506                        5
* Capital Title Group, Inc.                       1,848                        5
* TechTeam Global, Inc.                             600                        5
* Verso Technologies, Inc.                        9,594                        5
* Click2learn, Inc.                               2,800                        5
* GenVec, Inc.                                    2,163                        5
* Ask Jeeves, Inc.                                4,605                        5
* Cannondale Corp.                                1,983                        5
  BMC Industries, Inc.                            4,603                        5
* Comshare Inc.                                   2,098                        5
* Paradigm Genetics, Inc.                         3,296                        5
* E-LOAN, Inc.                                    4,108                        5
* Mechanical Technology Inc.                      4,184                        5
* NTELOS Inc.                                     3,186                        4
* Divine, Inc.                                    1,144                        4
* Internet Capital Group, Inc.                   16,508                        4
* Edgewater Technology, Inc.                      1,077                        4
* Advanced Magnetics, Inc.                        1,173                        4
* Primus Telecommunications
    Group, Inc.                                   6,270                        4
  Habersham Bancorp                                 209                        4
* Matritech Inc.                                  1,700                        4
* VIA NET.WORKS, Inc.                             5,204                        4
* On Command Corp.                                2,529                        4
* Unity Bancorp, Inc.                               651                        4
* Carrier Access Corp.                            3,154                        4
* Digital Generation Systems                      3,795                        4
* Sheffield Pharmaceuticals, Inc.                 2,789                        4
* Lanvision Systems, Inc.                         1,425                        4
* RWD Technologies, Inc.                          1,849                        4
* Genaissance Pharmaceuticals, Inc.               3,100                        4
* LightPath Technologies, Inc.                    4,546                        4
* Goodrich Petroleum Corp.                        1,100                        4
* Key3Media Group, Inc.                           8,111                        4
* Targeted Genetics Corp.                         3,721                        4
* Omega Worldwide, Inc.                           1,898                        4
* Curis, Inc.                                     3,275                        4
* Coeur D'Alene Mines Corp.                       2,361                        4
* Beta Oil & Gas, Inc.                            1,800                        4
* WorldGate Communications, Inc.                  2,858                        4
* Choice One Communications Inc.                  4,386                        4
* Vicinity Corp.                                  1,946                        4
* Alpine Group, Inc.                              3,351                        4
* ScreamingMedia Inc.                             2,412                        4
* Aetrium, Inc.                                   3,024                        4
* INT Media Group, Inc.                           1,906                        4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Konover Property Trust, Inc. REIT               1,861                  $     4
* OAO Technology Solutions, Inc.                  2,501                        4
* Iridex Corp.                                    1,100                        4
* Niku Corp.                                      8,718                        4
* Royale Energy, Inc.                               630                        4
* Five Star Quality Care, Inc.                      668                        4
* Humphrey Hospitality Trust, Inc. REIT           1,565                        4
* Collagenex Pharmaceuticals, Inc.                  500                        4
* Lynx Therapeutics Inc.                          2,860                        4
* Bioject Medical Technologies Inc.               1,000                        4
* Trump Hotels & Casino Resorts, Inc.             1,687                        4
* eLoyalty Corp.                                    614                        4
* Cylink Corp.                                    3,732                        4
* Federal-Mogul Corp.                             5,119                        4
* InKine Pharmaceutical Co., Inc.                 4,225                        4
* Radio Unica Corp.                               2,430                        4
* Ista Pharmaceuticals Inc.                       3,982                        4
* Vyyo Inc.                                       4,270                        4
* Spectrasite Holdings, Inc.                     19,604                        4
* Variagenics, Inc.                               2,770                        4
* Genuity Inc. Class A                              924                        4
* Juno Lighting, Inc.                               361                        4
* DT Industries, Inc.                             1,000                        4
* Tanning Technology Corp.                        3,160                        3
* Optical Cable Corp.                             6,402                        3
* NetManage, Inc.                                 6,145                        3
* Encompass Services Corp.                        6,011                        3
* Merge Technologies, Inc.                          500                        3
* Applix, Inc.                                    2,208                        3
* Equinix, Inc.                                   9,686                        3
* Alliance Pharmaceutical Corp.                   2,180                        3
* Artisoft, Inc.                                  2,198                        3
* Cellstar Corp.                                  1,017                        3
* Altiris, Inc.                                     600                        3
  Salient 3 Communications Class A                2,739                        3
* Genus, Inc.                                     1,700                        3
* Syntellect Inc.                                 5,378                        3
* FARO Technologies, Inc.                         2,032                        3
* barnesandnoble.com inc                          3,443                        3
* Extensity, Inc.                                 2,995                        3
* ViroPharma Inc.                                 2,238                        3
* Informax, Inc.                                  3,463                        3
* Mississippi Chemical Corp.                      2,760                        3
* Argonaut Technologies Inc.                      2,664                        3
* GoAmerica, Inc.                                 6,305                        3
* All American Semiconductor, Inc.                1,057                        3
* Micro Linear Corp.                                800                        3
* Century Casinos, Inc.                           1,000                        3
* Navarre Corp.                                   1,714                        3
* AirGate PCS, Inc.                               2,980                        3
* SatCon Technology Corp.                         1,860                        3
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Marimba, Inc.                                   1,981               $        3
* Pumatech, Inc.                                  5,258                        3
* SoftNet Systems, Inc.                           1,593                        3
* Media 100 Inc.                                  1,614                        3
* Samsonite Corp.                                 2,903                        3
* ACT Teleconferencing, Inc.                      1,000                        3
* Adelphia Communications Corp.
    Class A                                      19,289                        3
* Bell Industries, Inc.                           1,505                        3
* AT&T Latin America Corp. Class A                5,303                        3
* Ethyl Corp.                                     3,818                        3
* V-One Corp.                                     4,926                        3
* Franklin Electronic Publishers, Inc.            2,242                        3
* NetFlix.com, Inc.                                 200                        3
* MicroStrategy Inc.                              5,431                        3
* Cosine Communications, Inc.                     6,236                        3
* Gallery of History, Inc.                          466                        3
* Axeda Systems Inc.                              1,400                        3
* Net Perceptions, Inc.                           2,405                        3
* GTC Biotherapeutics, Inc.                       2,100                        3
* Paradigm Medical Industries, Inc.               3,300                        3
* Nutrition 21 Inc.                               4,377                        3
* Tripath Technology Inc.                         2,491                        3
* Intraware, Inc.                                 2,604                        3
* Airnet Communications Corp.                     3,283                        3
* ActionPoint, Inc.                               1,620                        3
* Fresh Choice, Inc.                              1,092                        3
* SPEEDUS Corp.                                   2,777                        3
* ILX Resorts Inc.                                  329                        3
* Network Engines, Inc.                           2,361                        3
* SciQuest, Inc.                                  3,349                        3
* Virage, Inc.                                    3,136                        3
* Multilink Technology Corp.                      5,000                        3
* Micro Component Technology, Inc.                1,000                        2
* COMFORCE Corp.                                  2,081                        2
* High Speed Access Corp.                         2,168                        2
* Personnel Group of America, Inc.                2,739                        2
* CacheFlow Inc.                                  4,893                        2
  Astro-Med, Inc.                                   653                        2
* Oxigene, Inc.                                   1,815                        2
* ebix.com Inc.                                   3,895                        2
* Previo, Inc.                                    1,591                        2
* Perficient, Inc.                                1,810                        2
* Crossroads Systems, Inc.                        2,314                        2
* Brightpoint, Inc.                                 920                        2
* Procom Technology, Inc.                         4,375                        2
* Webco Industries, Inc.                            577                        2
* Miller Industries, Inc.                           609                        2
* TCSI Corp.                                      4,488                        2
* US SEARCH.com Inc.                              2,874                        2
* Frontstep, Inc.                                   748                        2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
INSTITUTIONAL TOTAL STOCK                                                 VALUE*
MARKET INDEX FUND                                SHARES                    (000)
--------------------------------------------------------------------------------
  WorldCom, Inc.-MCI Group                       13,119                 $      2
* i3 Mobile, Inc.                                 3,164                        2
* Copper Mountain Networks, Inc.                  2,556                        2
* Cortex Pharmaceuticals, Inc.                    1,300                        2
  Laser Mortgage Management,
    Inc. REIT                                     1,711                        2
* Versar Inc.                                       800                        2
* Perceptron, Inc.                                1,378                        2
* Gilman & Ciocia, Inc.                           1,994                        2
* Rohn Industries Inc.                            8,081                        2
* Badger Paper Mills, Inc.                          238                        2
* Versant Corp.                                   2,795                        2
* Darling International, Inc.                     2,556                        2
* AvantGo, Inc.                                   4,151                        2
* New Century Equity Holdings Corp.               4,609                        2
* Exabyte Corp.                                   1,860                        2
* SAVVIS Communications Corp.                     3,840                        2
* Systemax Inc.                                     848                        2
* Insightful Corp.                                  884                        2
* Trailer Bridge, Inc.                              823                        2
* Rainbow Rentals, Inc.                             300                        2
* Ostex International, Inc.                       1,429                        2
* Internap Network Services Corp.                 8,392                        2
* eXegenics Inc.                                  2,293                        2
* Lowrance Electronics, Inc.                        318                        2
* Optika Inc.                                     1,104                        2
* Andrea Radio Corp.                              3,118                        2
* Chiquita Brands International
    Warrants Exp. 3/19/2009                         282                        2
* Redhook Ale Brewery, Inc.                         825                        2
* Conductus, Inc.                                 1,500                        2
* Omtool, Ltd.                                    2,092                        2
* Superior Telecom Inc.                           3,835                        2
* Sagent Technology, Inc.                         2,564                        2
* Advanced Lighting Technologies, Inc.            2,123                        2
* Creative Host Services, Inc.                    1,202                        2
  Rouge Industries Inc.                             934                        2
* Impreso, Inc.                                     800                        2
* TenFold Corp.                                   4,520                        2
* Hanover Direct, Inc.                            6,816                        2
* Z-Tel Technologies, Inc.                        1,950                        2
* FirePond, Inc.                                  4,719                        2
* Rocky Mountain Chocolate
    Factory, Inc.                                   152                        2
* Digex, Inc.                                     7,157                        2
* McLeod USA Inc.                                 3,739                        2
* Team, Inc.                                        173                        2
* Astea International, Inc.                       1,652                        2
* Twinlab Corp.                                   3,468                        2
* Carrington Labs Inc.                            1,246                        1
* Auspex Systems, Inc.                            5,847                        1
* ClickAction, Inc.                               2,547                        1
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Genomic Solutions Inc.                          2,068               $        1
* Amtech Systems, Inc.                              269                        1
* SIGA Technologies, Inc.                         1,265                        1
* Immune Response Corp.                           3,926                        1
* MTI Technology Corp.                            2,045                        1
  HEICO Corp. Class A                               122                        1
* VerticalNet, Inc.                               8,501                        1
* Larscom, Inc. Class A                           1,989                        1
* Computer Motion, Inc.                           1,800                        1
* J Net Enterprises, Inc.                         1,659                        1
* SportsLine.com, Inc.                            1,287                        1
* The Fortress Group, Inc.                          353                        1
* Billserv, Inc.                                  1,022                        1
* Miravant Medical Technologies                   2,401                        1
* Com21, Inc.                                     2,802                        1
* Metawave Communications Corp.                   5,913                        1
* Telaxis Communications Corp.                    1,904                        1
  SLI, Inc.                                       3,078                        1
* Lante Corp.                                     2,010                        1
* DSL.Net, Inc.                                   3,371                        1
* Loudeye Corp.                                   3,369                        1
* Primus Knowledge Solutions, Inc.                1,489                        1
* Interleukin Genetics, Inc.                      1,493                        1
  United Financial Corp.                             51                        1
* Magnum Hunter Resources
    Warrants Exp. 3/21/2005                       1,390                        1
* Novatel Wireless, Inc.                          3,466                        1
* Bethlehem Steel Corp.                           5,445                        1
* eGain Communications Corp.                      4,361                        1
* HealthAxis, Inc.                                2,253                        1
* Tut Systems, Inc.                                 783                        1
* Zonagen, Inc.                                     743                        1
* Organogenesis, Inc.                             5,516                        1
* Predictive Systems, Inc.                        3,525                        1
* Epimmune Inc.                                     643                        1
* Williams Communications
    Group, Inc.                                  51,659                        1
* Universal Access Global
    Holdings Inc.                                 5,737                        1
* Mayor's Jeweler's, Inc.                         2,977                        1
* Life Financial Corp.                              305                        1
* Triton Network Systems, Inc.                    1,759                        1
* Interplay Entertainment Corp.                   2,800                        1
* DA Consulting Group, Inc.                       2,549                        1
* Paypal Inc.                                        50                        1
* Precision Optics Corp.                          2,341                        1
* Versata, Inc.                                     832                        1
* Plumtree Software, Inc.                           200                        1
* iBasis, Inc.                                    2,615                        1
* American Access Technologies Inc.               1,753                        1
* Ampex Corp. Class A                             8,747                        1
* Chaparral Resources, Inc.                         464                        1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Applied Graphics Technologies, Inc.             1,618                 $      1
* Audible, Inc.                                   1,879                        1
* Aastrom Biosciences, Inc.                       2,400                        1
* Pfsweb Inc.                                     1,689                        1
* ZEVEX International, Inc.                         306                        1
* Geerlings & Wade Inc.                             764                        1
* General Bearing Corp.                             196                        1
* Hathaway Corp.                                    301                        1
* Applied Microsystems Corp.                      1,425                        1
* Network-1 Security Solutions, Inc.                975                        1
* Vornado Operating Inc. REIT                       837                        1
* Industri-Matematik
    International Corp.                           1,160                        1
* ANC Rental Corp.                                3,819                        1
* Viasystems Group, Inc.                          9,648                        1
* The Exploration Co. of Delaware                   100                        1
* Wilshire Oil Co. of Texas                         190                        1
* NaviSite, Inc.                                  4,399                        1
* SEEC, Inc.                                        550                        1
* Comdial Corp.                                   1,678                        1
* o2wireless Solutions, Inc.                      2,036                        1
  Pittsburgh & West Virginia Railroad                73                        1
* eMerge Interactive, Inc.                        2,734                        1
* Level 8 Systems Inc.                            1,286                        1
* Interstate Hotels Corp. REIT                      169                        1
* VCampus Corp.                                   1,422                        1
* SmartDisk Corp.                                 2,159                        1
* American Skiing Co.                             4,648                        1
* JLM Industries, Inc.                              495                        1
* Adams Golf, Inc.                                1,734                        1
* Euroweb International Corp.                       299                        1
* Chart Industries, Inc.                            300                        1
* Jupiter Media Metrix, Inc.                      2,497                        1
* Razorfish Inc.                                  3,425                        1
* Star Buffet, Inc.                                 186                        1
* InsWeb Corp.                                      237                        1
* NexPrise, Inc.                                    106                        1
* Visual Data Corp.                               2,071                        1
* Pac-West Telecom, Inc.                          1,175                        1
* Kaiser Aluminum Corp.                           5,136                        1
* On2 Technologies, Inc.                          2,193                        1
* Innovative Medical Services                       571                        1
* WHX Corp.                                         667                        1
* Caldera International, Inc.                       705                      --
* Harken Energy Corp.                               983                      --
  eBT International, Inc.                         1,529                      --
* Engage, Inc.                                    8,140                      --
* Zamba Corp.                                     2,207                      --
* Major Automotive Companies Inc.                   435                      --
* APW Ltd.                                       12,034                      --
* Focal Communications Corp.                        205                      --
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Navidec, Inc.                                   1,629                $     --
* GraphOn Corp.                                   2,730                      --
* PurchasePro.com, Inc.                             880                      --
* Metromedia Fiber Network, Inc.                 27,599                      --
* Accrue Software, Inc.                           2,576                      --
* Geoworks Corp. (Delaware)                       2,865                      --
* 24/7 Real Media, Inc.                           1,898                      --
* Ezenia!, Inc.                                   2,547                      --
* ITC DeltaCom, Inc.                              5,907                      --
* Vertel Corp.                                    2,893                      --
* Rainmaker Systems, Inc.                           992                      --
* NewPower Holdings, Inc.                        17,573                      --
  Classic Vacation Group, Inc.                    1,804                      --
* Comdisco, Inc.                                 11,949                      --
* P-Com, Inc.                                       853                      --
* Headway Corporate Resources, Inc.               3,808                      --
* Internet Pictures Corp.                           143                      --
* MedicaLogic/Medscape, Inc.                      1,031                      --
* Provant, Inc.                                   1,067                      --
* Interliant Inc.                                 2,525                      --
* Gadzoox Networks, Inc.                          1,598                      --
* Neon Communications, Inc.                       5,917                      --
* Uniroyal Technology Corp.                       2,333                      --
* Tickets.com, Inc.                                 225                      --
* EasyLink Services Corp.                           148                      --
* Scient, Inc.                                      369                      --
* USDATA Corp.                                      414                      --
* Evolve Software, Inc.                           1,229                      --
* Information Architects Corp.                      317                      --
* Adelphia Business Solutions, Inc.              13,350                      --
* Metromedia International
    Group, Inc.                                   2,009                      --
* IEC Electronics Corp.                             933                      --
* YouthStream Media Networks, Inc.                1,000                      --
* uniView Technologies Corp.                        298                      --
* NeoMedia Technologies, Inc.                     1,279                      --
* Cogent Communications Group, Inc.                  65                      --
* PeoplePC Inc.                                   4,093                      --
* York Research Corp.                             2,833                      --
* StarMedia Network, Inc.                         2,324                      --
* eChapman Inc.                                     283                      --
* Exchange Applications, Inc.                        65                      --
* FiberNet Telecom Group, Inc.                      302                      --
* Imperial Credit Industries, Inc.                1,078                      --
* SPEEDCOM Wireless Corp.                           236                      --
* Pinnacle Holdings Inc. REIT                     2,023                      --
* Frontline Capital Group                         1,413                      --
* AppliedTheory Corp.                             1,488                      --
* American Classic Voyager Co.                    1,812                      --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,463,860)                                                    1,267,272
--------------------------------------------------------------------------------

================================================================================
                                                   FACE                   MARKET
INSTITUTIONAL TOTAL STOCK                        AMOUNT                   VALUE*
MARKET INDEX FUND                                 (000)                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.3%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002                            $1,000                      999
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002--Note E                        2,493                    2,493
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $3,491)                                                           3,492
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (Cost $1,467,351)                                                   1,270,764
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets                                                              6,556
Liabilities--Note E                                                      (5,787)
                                                                   -------------
                                                                            769
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $1,271,533
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,493,851
Undistributed Net Investment Income                                         900
Accumulated Net Realized Losses                                         (26,604)
Unrealized Depreciation--Note D
  Investment Securities                                                (196,587)
  Futures Contracts                                                         (27)
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,271,533
================================================================================

Institutional Shares--Net Assets
Applicable to 14,785,410 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $299,410
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $20.25
================================================================================

Institutional Plus Shares--Net Assets
Applicable to 48,004,282 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $972,123
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL PLUS SHARES                                              $20.25
================================================================================

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     F942 082002